UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Funds Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	September 30, 2011

Date of reporting period:	March 31, 2011

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund Trust

Balanced Portfolio

Balanced Portfolio

Equity Portfolio

Mid Cap Growth Portfolio

Fixed Income Portfolios

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

Semi-Annual
Report

March 31, 2011

(This Page has been left blank intentionally.)

2011 Semi-Annual Report

March 31, 2011

Table of Contents

Shareholders' Letter	2

Expense Examples	3

Portfolios of Investments

Balanced Portfolio:

Balanced	4

Equity Portfolio:

Mid Cap Growth	18

Fixed Income Portfolios:

Core Fixed Income	20

Core Plus Fixed Income	27

Investment Grade Fixed Income	37

Limited Duration	44

Long Duration Fixed Income	49

Statements of Assets and Liabilities	55

Statements of Operations	59

Statements of Changes in Net Assets	61

Financial Highlights	66

Notes to Financial Statements	82

U.S. Privacy Policy	92

Trustee and Officer Information	95

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

2011 Semi-Annual Report

March 31, 2011

Shareholders' Letter

Dear Shareholders:

We are pleased to present to you the Morgan Stanley Institutional Fund Trust's (the "Fund") Semi-Annual Report for the six months ended March 31, 2011. Our Fund currently offers 7 portfolios providing investors with domestic equity and fixed-income products. The Fund's portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities and fixed income.

Sincerely,

Sara Furber
President and Principal Executive Officer

April 2011

2011 Semi-Annual Report

March 31, 2011

Expense Examples (unaudited)

Expense Examples

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments, if applicable; and (2) ongoing costs, including management fees, distribution and shareholder servicing fees (in the case of Class P, Class H and Class L); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2011 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the hypothetical account values and hypothetical expenses are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Portfolio	Beginning Account Value 10/1/10	Actual Ending Account Value 3/31/11	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Balanced Portfolio Class I	$1,000.00	$1,090.90	$1,019.35	$5.84	$5.64	1.12%
Balanced Portfolio Class P	1,000.00	1,089.80	1,018.10	7.14	6.89	1.37
Mid Cap Growth Portfolio Class I	1,000.00	1,206.90	1,021.54	3.74	3.43	0.68
Mid Cap Growth Portfolio Class P	1,000.00	1,205.50	1,020.29	5.11	4.68	0.93
Core Fixed Income Portfolio Class I	1,000.00	996.00	1,022.44	2.49	2.52	0.50
Core Fixed Income Portfolio Class P	1,000.00	993.80	1,021.19	3.73	3.78	0.75
Core Plus Fixed Income Portfolio Class I	1,000.00	1,004.20	1,021.64	3.30	3.33	0.66
Core Plus Fixed Income Portfolio Class P	1,000.00	1,002.90	1,020.39	4.54	4.58	0.91
Investment Grade Fixed Income Portfolio Class I	1,000.00	995.10	1,021.24	3.68	3.73	0.74
Investment Grade Fixed Income Portfolio Class P	1,000.00	995.30	1,020.49	4.43	4.48	0.89
Investment Grade Fixed Income Portfolio Class H	1,000.00	994.80	1,020.00	4.92	4.99	0.99
Investment Grade Fixed Income Portfolio Class L	1,000.00	992.50	1,018.75	6.16	6.24	1.24
Limited Duration Portfolio Class I	1,000.00	1,001.30	1,021.89	3.04	3.07	0.61
Limited Duration Portfolio Class P	1,000.00	1,000.00	1,020.64	4.29	4.33	0.86
Long Duration Fixed Income Portfolio Class I	1,000.00	944.90	1,022.44	2.42	2.52	0.50
Long Duration Fixed Income Portfolio Class P	1,000.00	943.60	1,021.19	3.63	3.78	0.75

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments

Balanced Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (35.9%)
Agency Adjustable Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
6.06%, 2/1/37	$24	$25
IO REMIC
5.89%, 7/15/37	171	26
Federal National Mortgage Association,
Conventional Pools:
2.54%, 5/1/35	69	73
5.69%, 3/1/38	20	21
		145
Agency Bond — Banking (FDIC Guaranteed) (1.0%)
Ally Financial, Inc.
2.20%, 12/19/12	450	461
Agency Fixed Rate Mortgages (9.0%)
Federal Home Loan Mortgage Corporation,
April TBA:
4.00%, 4/25/26 (a)	175	180
Gold Pools:
5.00%, 10/1/35	386	405
6.00%, 8/1/38	22	25
7.50%, 5/1/35	18	21
8.00%, 8/1/32	18	22
8.50%, 8/1/31	19	23
Federal National Mortgage Association,
April TBA:
4.50%, 4/25/41 (a)	550	560
Conventional Pools:
5.00%, 9/1/39	152	159
5.50%, 11/1/35 - 8/1/38	657	705
6.00%, 1/1/38 - 10/1/38	543	592
6.50%, 2/1/39	170	192
7.50%, 8/1/37	36	42
8.00%, 4/1/33	18	22
8.50%, 10/1/32	18	22
IO REMIC
5.00%, 10/25/38	183	28
May TBA:
5.00%, 5/25/41 (a)	130	136
Government National Mortgage Association,
April TBA:
4.00%, 4/25/41 (a)	700	700
Various Pools:
4.50%, 4/15/39 - 5/15/40	515	531
		4,365
Asset-Backed Securities (0.5%)
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	50	49
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	98	99
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (b)	75	75
		223

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corporation, IO REMIC
6.21%, 6/15/40 (c)	$700	$117
Federal National Mortgage Association,
IO
6.14%, 9/25/20 (c)	448	90
IO REMIC
5.00%, 8/25/37	129	13
6.45%, 2/25/24 (c)	157	17
Government National Mortgage Association,
IO REMIC
0.85%, 8/20/58 (c)	798	29
IO
6.35%, 4/16/41 (d)	350	62
		328
Commercial Mortgage Backed Securities (0.7%)
Bear Stearns Commercial Mortgage Securities
5.72%, 6/11/40 (c)	65	65
Citigroup Commercial Mortgage Trust (See Note G-2),
5.70%, 12/10/49 (c)	100	108
5.82%, 12/10/49 (c)	50	55
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	40	42
JP Morgan Chase Commercial Mortgage Securities Corp.,
5.34%, 5/15/47	50	53
5.90%, 2/12/51 (c)	35	36
		359
Corporate Bonds (9.5%)
Finance (5.0%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	100	100
American International Group, Inc.
6.40%, 12/15/20	25	27
Bank of America Corp.,
5.63%, 7/1/20	15	15
5.65%, 5/1/18	115	120
BNP Paribas
5.00%, 1/15/21	30	30
Brandywine Operating Partnership
4.95%, 4/15/18	50	50
Brookfield Asset Management, Inc.
5.80%, 4/25/17	25	26
Capital One Financial Corp.
6.75%, 9/15/17	75	86
Citigroup, Inc. (See Note G-2),
6.13%, 5/15/18	100	109
8.50%, 5/22/19	5	6
CNA Financial Corp.
5.75%, 8/15/21	45	46
Credit Agricole SA
3.50%, 4/13/15 (b)(e)	100	101
Credit Suisse AG
5.40%, 1/14/20	85	86

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Dexus Diversfied Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	$25	$25
Digital Realty Trust LP
5.25%, 3/15/21	50	49
General Electric Capital Corp.,
5.88%, 1/14/38	100	99
6.00%, 8/7/19	25	27
Genworth Financial, Inc.
7.20%, 2/15/21	30	30
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	115	125
7.50%, 2/15/19	25	29
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	25	26
Health Care REIT, Inc.
6.13%, 4/15/20	25	27
HSBC Bank PLC
3.50%, 6/28/15 (b)	100	101
HSBC Holdings PLC
5.10%, 4/5/21 (d)	35	35
JPMorgan Chase & Co.,
4.95%, 3/25/20	25	26
6.30%, 4/23/19	55	61
Lloyds TSB Bank PLC
5.80%, 1/13/20 (b)	100	100
Macquarie Bank Ltd.
6.63%, 4/7/21	25	25
Macquarie Group Ltd.
6.00%, 1/14/20 (b)	25	25
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20 (f)	50	49
Nationwide Financial Services
5.38%, 3/25/21 (b)	25	25
Pacific LifeCorp
6.00%, 2/10/20 (b)	25	27
Regions Financial Corp.
5.75%, 6/15/15	20	20
Reinsurance Group of America, Inc.
6.45%, 11/15/19	50	54
Standard Chartered PLC
3.85%, 4/27/15 (b)	100	102
UnitedHealth Group, Inc.
6.63%, 11/15/37	90	98
US Central Federal Credit Union, (U.S. Government Guaranteed)
1.90%, 10/19/12	250	255
Wells Fargo & Co.,
3.68%, 6/15/16	30	30
5.63%, 12/11/17	55	60
Wells Operating Partnership II LP
5.88%, 4/1/18 (b)(d)	50	50
Willis Group Holdings PLC
4.13%, 3/15/16	45	45
		2,427

	Face Amount (000)	Value (000)
Industrials (3.9%)
ArcelorMittal
9.85%, 6/1/19	$25	$32
AT&T, Inc.
6.30%, 1/15/38	50	51
AutoNation, Inc.
6.75%, 4/15/18 (e)	50	53
Best Buy Co., Inc.
3.75%, 3/15/16	45	44
Boston Scientific Corp.
6.00%, 1/15/20	25	26
Comcast Corp.
5.70%, 5/15/18	30	33
CVS Caremark Corp.
6.60%, 3/15/19	80	92
Darden Restaurants, Inc.
6.20%, 10/15/17	50	55
Delhaize Group SA
5.70%, 10/1/40	92	84
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.60%, 2/15/21	15	15
5.88%, 10/1/19	35	38
DISH DBS Corp.
7.13%, 2/1/16	35	38
Frontier Communications Corp.
8.50%, 4/15/20	30	33
Gilead Sciences, Inc.
4.50%, 4/1/21	45	45
Hess Corp.
6.00%, 1/15/40	35	35
Home Depot, Inc.
5.88%, 12/16/36	30	30
JC Penney Co., Inc.
5.65%, 6/1/20	10	10
JC Penney Corp., Inc.
6.38%, 10/15/36	28	25
Kohl's Corp.
6.88%, 12/15/37	30	34
Kraft Foods, Inc.
7.00%, 8/11/37	80	90
Lafarge SA
5.50%, 7/9/15 (b)	80	83
Mosaic Co. (The)
7.63%, 12/1/16 (b)	75	81
NBC Universal Media LLC
5.15%, 4/30/20 (b)	55	57
News America, Inc.
7.85%, 3/1/39	60	71
Omnicom Group, Inc.
4.45%, 8/15/20	35	34
Petrobras International Finance Co.
5.75%, 1/20/20	90	93
QEP Resources, Inc.
6.88%, 3/1/21	15	16

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Quest Diagnostics, Inc.,
4.70%, 4/1/21	$35	$35
6.95%, 7/1/37	10	11
Qwest Corp.
6.50%, 6/1/17	30	33
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	25	33
Southern Copper Corp.,
5.38%, 4/16/20 (e)	15	15
6.75%, 4/16/40	15	15
Telecom Italia Capital SA
7.18%, 6/18/19	60	66
Time Warner Cable, Inc.
8.25%, 4/1/19	25	30
Verisk Analytics, Inc.
5.80%, 5/1/21	100	100
Verizon Communications, Inc.
8.95%, 3/1/39	115	157
Weatherford International Ltd.
9.63%, 3/1/19	35	45
Wyndham Worldwide Corp.
5.63%, 3/1/21	50	50
		1,888
Utilities (0.6%)
EDF SA
4.60%, 1/27/20 (b)	25	25
Energy Transfer Partners LP
9.00%, 4/15/19	25	32
Enterprise Products Operating LLC
5.20%, 9/1/20	50	52
EQT Corp.
8.13%, 6/1/19	25	30
Exelon Generation Co. LLC
6.25%, 10/1/39	75	74
FirstEnergy Solutions Corp.
6.05%, 8/15/21	40	41
Plains All American Pipeline LP/PAA Finance Corp.
8.75%, 5/1/19	30	38
		292
		4,607
Mortgages — Other (3.5%)
American Home Mortgage Investment Trust
0.43%, 12/25/46 (c)	138	91
Banc of America Alternative Loan Trust,
5.25%, 1/25/21	98	94
6.00%, 4/25/36	86	85
Banc of America Funding Corp.
0.62%, 8/25/36 (c)	46	43
Chaseflex Trust
6.00%, 2/25/37	75	55

	Face Amount (000)		Value (000)
Countrywide Alternative Loan Trust
0.60%, 9/25/35 (c)	$83		$53
Countrywide Home Loan Mortgage Pass Through Trust
6.00%, 8/25/37	105		91
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	60		57
6.25%, 8/25/36	46		35
GMAC Mortgage Corp. Loan Trust,
4.25%, 7/25/40 (b)	43		43
5.75%, 4/25/36	30		29
Greenwich Capital Commercial Funding Corp.
5.87%, 12/10/49 (c)	60		59
GSR Mortgage Loan Trust,
5.75%, 1/25/37	75		69
6.00%, 2/25/36	49		47
JP Morgan Mortgage Trust,
5.22%, 11/25/35 (c)	43		40
6.00%, 6/25/37	40		37
6.25%, 7/25/36	87		85
LB-UBS Commercial Mortgage Trust
6.17%, 9/15/45 (c)	50		51
Lehman Mortgage Trust,
5.50%, 11/25/35 - 2/25/36	95		90
6.50%, 9/25/37	96		81
Luminent Mortgage Trust
0.39%, 1/25/37 (c)	146		96
Mastr Alternative Loans Trust
6.50%, 3/25/35	84		83
Residential Accredit Loans, Inc.
0.75%, 3/25/35 (c)	62		44
Structured Adjustable Rate Mortgage Loan Trust
2.61%, 1/25/35 (c)	—	@	—	@
Structured Asset Mortgage Investments, Inc.
0.48%, 8/25/36 (c)	120		40
WaMu Mortgage Pass Through Certificates,
1.08%, 5/25/47 (c)	133		93
1.29%, 7/25/46 (c)	104		70
Wells Fargo Mortgage Backed Securities Trust
2.78%, 4/25/36 (c)	56		49
			1,710
Municipal Bonds (0.4%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	20		18
City of Chicago, IL
6.40%, 1/1/40	10		10
City of New York, NY
5.97%, 3/1/36	15		15
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	50		48
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	20		19
6.66%, 4/1/57	30		28

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont'd)
New York City Transitional Finance Authority
5.27%, 5/1/27	$15	$15
State of California, General Obligation Bonds
5.95%, 4/1/16	40	43
		196
Sovereign (0.1%)
Ireland Government Bond
5.40%, 3/13/25	42	40
U.S. Agency Securities (1.2%)
Federal Home Loan Mortgage Corporation,
2.50%, 1/7/14 (e)	400	413
4.88%, 6/13/18	150	167
		580
U.S. Treasury Securities (9.0%)
U.S. Treasury Bonds,
3.50%, 2/15/39	110	92
4.38%, 11/15/39 (e)	140	137
4.63%, 2/15/40 (e)	120	122
6.88%, 8/15/25 (e)	100	132
7.50%, 11/15/24	510	704
U.S. Treasury Notes,
0.63%, 2/28/13	530	529
1.25%, 8/31/15	610	591
1.75%, 7/31/15	400	397
3.00%, 8/31/16 - 9/30/16	350	361
3.25%, 12/31/16 (e)	500	520
3.38%, 11/15/19 (e)	50	51
3.63%, 8/15/19	690	713
		4,349
Total Fixed Income Securities (Cost $17,016)		17,363
	Shares
Common Stocks (50.7%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc. (e)(f)	320	23
Boeing Co. (The) (e)	895	66
General Dynamics Corp.	740	57
Goodrich Corp.	178	15
Honeywell International, Inc.	2,264	135
Huntington Ingalls Industries, Inc. (f)	53	2
ITT Corp. (e)	594	36
L-3 Communications Holdings, Inc. (e)	200	16
Lockheed Martin Corp. (e)	362	29
Northrop Grumman Corp.	322	20
Precision Castparts Corp.	416	61
Raytheon Co.	1,218	62
Rockwell Collins, Inc. (e)	475	31
United Technologies Corp.	2,302	195
		748

	Shares	Value (000)
Air Freight & Logistics (0.1%)
C.H. Robinson Worldwide, Inc.	100	$8
FedEx Corp.	100	9
United Parcel Service, Inc., Class B	700	52
		69
Airlines (0.0%)
Southwest Airlines Co. (e)	100	1
Auto Components (0.1%)
Johnson Controls, Inc.	1,048	44
Automobiles (0.3%)
Ford Motor Co. (e)(f)	8,879	132
Beverages (0.9%)
Brown-Forman Corp., Class B	119	8
Coca-Cola Co. (The)	2,593	172
Coca-Cola Enterprises, Inc.	477	13
Constellation Brands, Inc. (f)	400	8
Molson Coors Brewing Co.	400	19
PepsiCo, Inc.	3,353	216
		436
Biotechnology (0.5%)
Amgen, Inc. (f)	1,789	96
Biogen Idec, Inc. (e)(f)	486	36
Celgene Corp. (f)	532	31
Genzyme Corp. (f)	54	4
Gilead Sciences, Inc. (f)	1,114	47
Human Genome Sciences, Inc. (e)(f)	203	5
Vertex Pharmaceuticals, Inc. (f)	188	9
		228
Capital Markets (1.3%)
Ameriprise Financial, Inc.	100	6
Bank of New York Mellon Corp. (The)	2,414	72
Charles Schwab Corp. (The) (e)	647	12
Franklin Resources, Inc.	552	69
Goldman Sachs Group, Inc. (The)	1,780	282
Invesco Ltd.	500	13
Janus Capital Group, Inc. (e)	200	2
Legg Mason, Inc. (e)	342	12
Northern Trust Corp.	130	7
State Street Corp.	3,365	151
		626
Chemicals (0.9%)
Air Products & Chemicals, Inc.	191	17
Airgas, Inc. (e)	119	8
CF Industries Holdings, Inc.	304	42
Dow Chemical Co. (The)	913	35
Ecolab, Inc. (e)	458	23
EI du Pont de Nemours & Co.	2,340	129
FMC Corp.	119	10
International Flavors & Fragrances, Inc.	119	7
Monsanto Co.	777	56
PPG Industries, Inc. (e)	411	39

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Shares	Value (000)
Chemicals (cont'd)
Praxair, Inc.	577	$59
Sherwin-Williams Co. (The)	119	10
Sigma-Aldrich Corp.	239	15
		450
Commercial Banks (1.4%)
BB&T Corp. (e)	1,277	35
Comerica, Inc.	300	11
Fifth Third Bancorp	1,711	24
First Republic Bank (f)	2,272	70
Huntington Bancshares, Inc.	1,300	9
KeyCorp	1,156	10
M&T Bank Corp. (e)	174	15
Marshall & Ilsley Corp.	900	7
PNC Financial Services Group, Inc.	903	57
Regions Financial Corp. (e)	6,280	46
SunTrust Banks, Inc.	2,135	61
US Bancorp (e)	3,552	94
Wells Fargo & Co.	7,695	244
Zions BanCorp.	300	7
		690
Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	234	10
Cintas Corp. (e)	287	9
Iron Mountain, Inc. (e)	206	6
Pitney Bowes, Inc. (e)	429	11
Republic Services, Inc.	646	19
RR Donnelley & Sons Co. (e)	458	9
Stericycle, Inc. (e)(f)	119	10
Waste Management, Inc. (e)	1,309	49
		123
Communications Equipment (0.7%)
Cisco Systems, Inc. (f)	8,493	146
Juniper Networks, Inc. (f)	1,028	43
Motorola Solutions, Inc. (f)	468	21
QUALCOMM, Inc.	2,413	132
		342
Computers & Peripherals (2.1%)
Apple, Inc. (f)	1,365	476
Dell, Inc. (f)	2,624	38
EMC Corp. (e)(f)	3,187	85
Hewlett-Packard Co.	3,688	151
Lexmark International, Inc. (e)(f)	100	4
NetApp, Inc. (e)(f)	716	34
SanDisk Corp. (f)	3,428	158
Western Digital Corp. (f)	1,999	74
		1,020
Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc. (e)(f)	300	15
URS Corp. (f)	818	38
		53

	Shares	Value (000)
Consumer Finance (0.3%)
American Express Co.	1,030	$46
Capital One Financial Corp.	983	51
Discover Financial Services	1,193	29
SLM Corp. (f)	444	7
		133
Containers & Packaging (0.1%)
Ball Corp.	239	8
Sealed Air Corp.	1,825	49
		57
Distributors (0.1%)
Genuine Parts Co.	1,243	67
Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A (f)	358	15
DeVry, Inc.	119	7
H&R Block, Inc. (e)	1,216	20
		42
Diversified Financial Services (2.0%)
Bank of America Corp.	19,846	264
Citigroup, Inc. (See Note G-2) (f)	55,566	246
CME Group, Inc.	138	42
JPMorgan Chase & Co.	8,795	405
Leucadia National Corp. (e)	123	5
Moody's Corp. (e)	109	4
NASDAQ OMX Group, Inc. (The) (e)(f)	136	3
NYSE Euronext	331	12
		981
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	10,052	308
CenturyLink, Inc. (e)	639	26
Frontier Communications Corp. (e)	2,418	20
Qwest Communications International, Inc.	2,744	19
Verizon Communications, Inc.	5,967	230
		603
Electric Utilities (0.6%)
American Electric Power Co., Inc.	869	31
Duke Energy Corp. (e)	1,915	35
Edison International	735	27
Entergy Corp.	85	6
Exelon Corp.	780	32
FirstEnergy Corp.	595	22
NextEra Energy, Inc.	735	40
Pepco Holdings, Inc. (e)	85	2
PPL Corp. (e)	735	19
Progress Energy, Inc.	505	23
Southern Co.	1,742	66
		303
Electrical Equipment (0.3%)
Emerson Electric Co.	2,829	165

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Shares	Value (000)
Electronic Equipment, Instruments & Components (0.5%)
Agilent Technologies, Inc. (f)	10	$1
Amphenol Corp., Class A (e)	385	21
Arrow Electronics, Inc. (e)(f)	982	41
Corning, Inc.	7,751	160
Jabil Circuit, Inc.	300	6
Molex, Inc. (e)	164	4
		233
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	1,013	74
Cameron International Corp. (f)	831	47
Diamond Offshore Drilling, Inc. (e)	239	19
FMC Technologies, Inc. (e)(f)	477	45
Halliburton Co.	2,360	118
National Oilwell Varco, Inc.	1,485	118
Noble Corp. (e)(f)	596	27
Schlumberger Ltd.	4,697	438
Tidewater, Inc. (e)	1,404	84
		970
Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	895	66
CVS Caremark Corp.	2,773	95
Kroger Co. (The)	1,072	26
Safeway, Inc. (e)	1,072	25
Sysco Corp. (e)	1,564	43
Wal-Mart Stores, Inc.	4,287	223
Walgreen Co.	758	31
		509
Food Products (1.0%)
Archer-Daniels-Midland Co.	1,116	40
Campbell Soup Co. (e)	300	10
ConAgra Foods, Inc.	3,062	73
General Mills, Inc.	1,001	37
H.J. Heinz Co.	643	31
Hershey Co. (The) (e)	200	11
JM Smucker Co. (The) (e)	623	45
Kellogg Co.	462	25
Kraft Foods, Inc., Class A (e)	2,624	82
Mead Johnson Nutrition Co.	239	14
Ralcorp Holdings, Inc. (f)	615	42
Sara Lee Corp. (e)	678	12
Smithfield Foods, Inc. (e)(f)	1,382	33
Tyson Foods, Inc., Class A	700	13
		468
Health Care Equipment & Supplies (1.3%)
Alcon, Inc.	95	16
Baxter International, Inc.	1,648	89
Becton Dickinson and Co.	644	51
Boston Scientific Corp. (e)(f)	4,239	30
Covidien PLC (e)	326	17
CR Bard, Inc. (e)	239	24
DENTSPLY International, Inc.	153	6

	Shares	Value (000)
Hospira, Inc. (f)	1,228	$68
Intuitive Surgical, Inc. (e)(f)	155	52
Medtronic, Inc.	2,159	85
St. Jude Medical, Inc. (f)	829	42
Stryker Corp. (e)	1,164	71
Varian Medical Systems, Inc. (f)	358	24
Zimmer Holdings, Inc. (f)	634	38
		613
Health Care Providers & Services (1.4%)
Aetna, Inc.	719	27
AmerisourceBergen Corp.	991	39
Cardinal Health, Inc.	852	35
CIGNA Corp.	810	36
Community Health Systems, Inc. (f)	143	6
Coventry Health Care, Inc. (f)	1,395	44
DaVita, Inc. (f)	239	20
Express Scripts, Inc. (f)	1,328	74
Humana, Inc. (f)	659	46
Laboratory Corp. of America Holdings (e)(f)	345	32
McKesson Corp. (e)	565	45
Medco Health Solutions, Inc. (f)	1,034	58
Omnicare, Inc. (e)	1,479	44
Patterson Cos., Inc. (e)	358	12
Quest Diagnostics, Inc.	239	14
Tenet Healthcare Corp. (e)(f)	2,236	17
UnitedHealth Group, Inc.	1,113	50
Universal Health Services, Inc., Class B (e)	634	31
WellPoint, Inc. (f)	744	52
		682
Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc. (e)(f)	281	6
Cerner Corp. (e)(f)	239	26
		32
Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	853	33
Darden Restaurants, Inc.	238	12
International Game Technology (e)	1,296	21
Marriott International, Inc., Class A (e)	318	11
McDonald's Corp.	1,304	99
Starbucks Corp.	1,112	41
Starwood Hotels & Resorts Worldwide, Inc. (e)	275	16
Wyndham Worldwide Corp.	477	15
Wynn Resorts Ltd. (e)	119	15
Yum! Brands, Inc.	1,480	76
		339
Household Durables (0.1%)
Harman International Industries, Inc. (f)	239	11
Stanley Black & Decker, Inc.	239	19
Toll Brothers, Inc. (e)(f)	1,326	26
		56

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Shares	Value (000)
Household Products (1.0%)
Colgate-Palmolive Co.	1,025	$83
Kimberly-Clark Corp. (e)	864	56
Procter & Gamble Co. (The)	5,647	348
		487
Independent Power Producers & Energy Traders (0.2%)
AES Corp. (The) (f)	1,604	21
Constellation Energy Group, Inc.	774	24
NRG Energy, Inc. (e)(f)	1,398	30
		75
Industrial Conglomerates (1.0%)
3M Co. (e)	1,126	105
General Electric Co.	15,099	303
Textron, Inc. (e)	500	14
Tyco International Ltd.	1,465	65
		487
Information Technology Services (1.6%)
Automatic Data Processing, Inc.	1,311	67
Cognizant Technology Solutions Corp., Class A (f)	631	52
Computer Sciences Corp.	764	37
Fidelity National Information Services, Inc.	100	4
International Business Machines Corp.	2,858	466
Mastercard, Inc., Class A	202	51
Paychex, Inc.	450	14
Visa, Inc., Class A (e)	776	57
Western Union Co. (The) (e)	1,890	39
		787
Insurance (1.9%)
Aflac, Inc.	1,322	70
Allstate Corp. (The)	1,189	38
AON Corp.	480	25
Assurant, Inc.	661	25
Berkshire Hathaway, Inc., Class B (f)	1,389	116
Chubb Corp.	1,527	94
Fidelity National Financial, Inc. (e)	1,877	26
Hartford Financial Services Group, Inc. (e)	685	18
Lincoln National Corp. (e)	1,116	34
Loews Corp. (e)	1,037	45
Marsh & McLennan Cos., Inc.	1,037	31
MetLife, Inc.	1,693	76
PartnerRe Ltd.	316	25
Principal Financial Group, Inc.	1,086	35
Progressive Corp. (The) (e)	913	19
Prudential Financial, Inc.	1,753	108
Torchmark Corp. (e)	425	28
Travelers Cos., Inc. (The)	885	53
Unum Group (e)	987	26
WR Berkley Corp. (e)	821	26
		918

	Shares	Value (000)
Internet & Catalog Retail (0.1%)
Amazon.com, Inc. (f)	167	$30
Expedia, Inc. (e)	203	4
Priceline.com, Inc. (e)(f)	27	14
		48
Internet Software & Services (1.0%)
eBay, Inc. (f)	2,041	63
Google, Inc., Class A (e)(f)	641	376
Yahoo!, Inc. (f)	1,462	24
		463
Leisure Equipment & Products (0.1%)
Hasbro, Inc. (e)	358	17
Mattel, Inc.	477	12
		29
Life Sciences Tools & Services (0.2%)
Life Technologies Corp. (e)(f)	477	25
Thermo Fisher Scientific, Inc. (f)	1,350	75
		100
Machinery (1.3%)
AGCO Corp. (e)(f)	576	32
Caterpillar, Inc.	2,367	264
Cummins, Inc.	525	57
Danaher Corp. (e)	1,111	58
Deere & Co.	691	67
Eaton Corp.	400	22
Illinois Tool Works, Inc. (e)	1,889	101
PACCAR, Inc. (e)	355	19
		620
Media (1.5%)
Cablevision Systems Corp. (e)	477	17
CBS Corp., Class B	968	24
Comcast Corp., Class A	4,830	119
DIRECTV, Class A (f)	1,484	69
Discovery Communications, Inc. (e)(f)	477	19
Gannett Co., Inc. (e)	600	9
Interpublic Group of Cos., Inc. (The) (f)	835	11
Liberty Media Corp. - Starz (e)(f)	226	18
McGraw-Hill Cos., Inc. (The)	565	22
News Corp., Class A	3,752	66
Omnicom Group, Inc. (e)	537	26
Scripps Networks Interactive, Inc., Class A (e)	100	5
Time Warner Cable, Inc.	687	49
Time Warner, Inc.	2,687	96
Viacom, Inc., Class B	1,127	52
Walt Disney Co. (The) (e)	2,982	129
		731
Metals & Mining (0.7%)
Alcoa, Inc.	3,438	61
Cliffs Natural Resources, Inc. (e)	339	33
Commercial Metals Co. (e)	2,177	38
Freeport-McMoRan Copper & Gold, Inc.	1,951	108

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Shares	Value (000)
Metals & Mining (cont'd)
Newmont Mining Corp.	1,035	$57
Nucor Corp. (e)	287	13
Steel Dynamics, Inc. (e)	1,951	37
United States Steel Corp.	100	5
		352
Multi-Utilities (0.7%)
CenterPoint Energy, Inc.	1,540	27
Consolidated Edison, Inc.	505	26
Dominion Resources, Inc. (e)	1,879	84
DTE Energy Co. (e)	58	3
Integrys Energy Group, Inc. (e)	781	39
NiSource, Inc.	1,544	30
PG&E Corp.	735	32
Public Service Enterprise Group, Inc.	869	27
Sempra Energy	505	27
Wisconsin Energy Corp.	355	11
Xcel Energy, Inc.	869	21
		327
Multiline Retail (0.7%)
Dollar General Corp. (e)(f)	4,979	156
Family Dollar Stores, Inc.	100	5
JC Penney Co., Inc.	400	15
Kohl's Corp. (f)	295	16
Macy's, Inc.	4,598	112
Nordstrom, Inc. (e)	161	7
Sears Holdings Corp. (f)	100	8
Target Corp.	704	35
		354
Office Electronics (0.1%)
Xerox Corp. (e)	4,906	52
Oil, Gas & Consumable Fuels (5.3%)
Anadarko Petroleum Corp.	1,122	92
Apache Corp.	1,065	139
Chesapeake Energy Corp. (e)	2,961	99
Chevron Corp.	3,407	366
ConocoPhillips	3,039	243
Consol Energy, Inc. (e)	953	51
Denbury Resources, Inc. (f)	1,551	38
Devon Energy Corp.	1,164	107
El Paso Corp.	1,670	30
EOG Resources, Inc. (e)	615	73
Exxon Mobil Corp.	6,127	515
Hess Corp.	816	70
Marathon Oil Corp.	1,035	55
Murphy Oil Corp.	355	26
Newfield Exploration Co. (e)(f)	477	36
Noble Energy, Inc. (e)	357	34
Occidental Petroleum Corp.	1,913	200
Peabody Energy Corp.	2,564	184
Pioneer Natural Resources Co. (e)	477	49
Southwestern Energy Co. (f)	1,249	54

	Shares	Value (000)
Spectra Energy Corp.	954	$26
Valero Energy Corp.	749	22
Williams Cos., Inc. (The)	1,235	39
		2,548
Paper & Forest Products (0.1%)
International Paper Co.	325	10
MeadWestvaco Corp.	1,442	44
Weyerhaeuser Co. (e)	137	3
		57
Personal Products (0.1%)
Avon Products, Inc. (e)	901	24
Pharmaceuticals (3.4%)
Abbott Laboratories	3,872	190
Allergan, Inc.	2,076	147
Bristol-Myers Squibb Co.	5,286	140
Eli Lilly & Co.	899	32
Forest Laboratories, Inc. (f)	359	12
Johnson & Johnson	5,128	304
Merck & Co., Inc.	5,387	178
Pfizer, Inc.	19,375	393
Teva Pharmaceutical Industries Ltd. ADR (Israel)	2,239	112
Watson Pharmaceuticals, Inc. (e)(f)	2,104	118
		1,626
Professional Services (0.0%)
Dun & Bradstreet Corp. (e)	119	9
Equifax, Inc. (e)	149	6
		15
Real Estate Investment Trusts (REITs) (0.7%)
AvalonBay Communities, Inc. REIT (e)	239	29
Boston Properties, Inc. REIT (e)	190	18
Equity Residential REIT (e)	736	41
HCP, Inc. REIT	733	28
Health Care, Inc. REIT	117	6
Host Hotels & Resorts, Inc. REIT (e)	958	17
Kimco Realty Corp. REIT (e)	424	8
Plum Creek Timber Co., Inc. REIT (e)	1,893	83
ProLogis REIT (e)	100	2
Public Storage REIT (e)	175	19
Simon Property Group, Inc. REIT (e)	675	72
Ventas, Inc. REIT	358	19
Vornado Realty Trust REIT	218	19
		361
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A (e)(f)	716	19
Road & Rail (0.9%)
CSX Corp. (e)	2,276	179
Norfolk Southern Corp.	2,781	193
Union Pacific Corp.	400	39
		411

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

	Shares	Value (000)
Semiconductors & Semiconductor Equipment (1.2%)
Applied Materials, Inc.	8,558	$134
Broadcom Corp., Class A	3,111	123
Intel Corp.	10,596	214
KLA-Tencor Corp.	127	6
NVIDIA Corp. (f)	4,896	90
Texas Instruments, Inc.	500	17
		584
Software (1.6%)
Adobe Systems, Inc. (f)	1,432	47
Citrix Systems, Inc. (f)	462	34
Intuit, Inc. (f)	631	34
Microsoft Corp.	14,733	374
Oracle Corp.	6,894	230
Salesforce.com, Inc. (e)(f)	378	50
Symantec Corp. (f)	1,176	22
		791
Specialty Retail (0.7%)
AutoZone, Inc. (e)(f)	27	7
Bed Bath & Beyond, Inc. (f)	268	13
Best Buy Co., Inc. (e)	268	8
CarMax, Inc. (e)(f)	242	8
Gap, Inc. (The) (e)	527	12
Home Depot, Inc. (e)	4,213	156
Lowe's Cos., Inc.	2,194	58
Ltd. Brands, Inc.	112	4
O'Reilly Automotive, Inc. (e)(f)	134	8
Ross Stores, Inc.	34	2
Staples, Inc.	1,021	20
Tiffany & Co. (e)	34	2
TJX Cos., Inc.	295	15
Urban Outfitters, Inc. (f)	112	3
		316
Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	711	37
NIKE, Inc., Class B (e)	495	37
Polo Ralph Lauren Corp. (e)	119	15
VF Corp.	606	60
		149
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	300	3
People's United Financial, Inc.	900	11
		14
Tobacco (0.9%)
Altria Group, Inc.	3,066	80
Lorillard, Inc. (e)	200	19
Philip Morris International, Inc.	4,397	288
Reynolds American, Inc. (e)	758	27
		414

	Shares	Value (000)
Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A (f)	593	$31
MetroPCS Communications, Inc. (f)	300	5
Motorola Mobility Holdings, Inc. (e)(f)	410	10
Sprint Nextel Corp. (e)(f)	6,882	32
		78
Total Common Stocks (Cost $23,094)		24,452
Convertible Preferred Stocks (0.2%)
Alternative Energy (0.2%)
Better Place, Inc. (f)(g)(h) (Cost $84)	27,888	84
Investment Companies (0.3%)
iShares MSCI EMU Index Fund	200	8
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (See Note G-2)	4,307	116
Total Investment Companies (Cost $127)		124
Short-Term Investments (26.4%)
Securities held as Collateral on Loaned Securities (11.0%)
Investment Company (9.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	4,609,916	4,610
	Face Amount (000)
Repurchase Agreements (1.5%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $242; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% due 9/29/11; U.S. Treasury Note 4.25% due 9/30/12; valued at $246)	$242	242
Nomura Holdings, Inc., (0.24%, dated 3/31/11, due 4/1/11; proceeds $466; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $476)	466	466
		708
Total Securities held as Collateral on Loaned Securities (Cost $5,318)		5,318
	Shares
Investment Company (11.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	5,407,979	5,408

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

Face	Amount (000)	Value (000)
U.S. Treasury Securities (4.2%)
U.S. Treasury Bills,
0.06%, 4/14/11 (i)	$1,400	$1,400
0.10%, 4/7/11 (i)	575	575
0.16%, 4/28/11 (i)(j)(k)	50	50
		2,025
Total Short-Term Investments (Cost $12,751)		12,751
Total Investments (113.5%) (Cost $53,072) Including $6,329 of Securities Loaned		54,774
Liabilities in Excess of Other Assets (-13.5%)		(6,501)
Net Assets (100.0%)		$48,273

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2011.

(d)  When-issued security.

(e)  All or a portion of the security was on loan at March 31, 2011.

(f)  Non-income producing security.

(g)  Security has been deemed illiquid at March 31, 2011.

(h)  At March 31, 2011, the Portfolio held a fair valued security valued at approximately $84,000, representing 0.2% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(i)  Rate shown is the yield to maturity at March 31, 2011.

(j)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)  All or a portion of the security was pledged as collateral for swap agreements.

@  Value is less than $500.

ADR  American Depositary Receipt

IO  Interest Only

REIT  Real Estate Investment Trust

REMIC  Real Estate Mortgage Investment Conduit

TBA  To Be Announced

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)		Settlement Date	In Exchange For (000)			Value (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America, N.A.	USD	249	$249		4/14/11	CAD	245		$253		$4
Bank of America, N.A.	USD	227	227		4/14/11	CAD	222		229		2
Bank of America, N.A.	JPY	3,600	44		4/18/11	USD	45		45		1
Deutsche Bank AG London	EUR	32	46		4/14/11	USD	45		45		(1)
JPMorgan Chase	SEK	2,094	332		4/14/11	USD	324		324		(8)
JPMorgan Chase	USD	243	243		4/14/11	NOK	1,376		249		6
Mellon Bank	JPY	19	—	@	4/14/11	USD	—	@	—	@	—	@
Mellon Bank	SGD	154	123		4/14/11	USD	121		121		(2)
UBS AG	AUD	240	247		4/14/11	USD	236		236		(11)
UBS AG	AUD	230	238		4/14/11	USD	236		236		(2)
UBS AG	CHF	281	306		4/14/11	USD	306		306		(—	)@
UBS AG	GBP	1	2		4/14/11	USD	2		2		—	@
UBS AG	JPY	12,430	149		4/14/11	USD	152		152		3
UBS AG	MXN	40	3		4/14/11	USD	3		3		(—	)@
UBS AG	NZD	324	247		4/14/11	USD	236		236		(11)
UBS AG	RUB	39	1		4/14/11	USD	1		1		(—	)@
UBS AG	USD	476	476		4/14/11	TRY	755		488		12
UBS AG	USD	394	394		4/14/11	CHF	362		394		(—	)@
UBS AG	USD	241	241		4/14/11	ZAR	1,631		241		(—	)@
UBS AG	USD	231	231		4/14/11	BRL	388		237		6
UBS AG	USD	120	120		4/14/11	SGD	154		122		2
UBS AG	USD	119	119		4/14/11	KRW	133,219		122		3
UBS AG	USD	109	109		4/14/11	MXN	1,323		111		2
UBS AG	ZAR	3,324	491		4/14/11	USD	475		475		(16)
UBS AG	CHF	50	55		4/15/11	USD	54		54		(1)
UBS AG	CHF	33	36		4/15/11	USD	35		35		(1)
UBS AG	USD	27	27		4/15/11	SEK	170		27		—	@
UBS AG	USD	27	27		4/15/11	NOK	150		27		—	@
UBS AG	USD	23	23		4/15/11	SEK	150		23		—	@
UBS AG	USD	23	23		4/15/11	SEK	150		24		1
UBS AG	USD	23	23		4/15/11	NOK	130		23		—	@
UBS AG	USD	23	23		4/15/11	NOK	130		24		1
UBS AG	USD	18	18		4/15/11	NOK	100		18		—	@
UBS AG	USD	17	17		4/15/11	SEK	110		17		—	@
UBS AG	EUR	34	48		4/18/11	USD	47		47		(1)
UBS AG	JPY	3,600	44		4/18/11	USD	46		46		2
			$5,002						$4,993		$(9)
The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Bovespa Index	5	$211	Apr-11	$2
Euro Stoxx 50 Index	3	121	Jun-11	6
E-mini MSCI Emerging Market Index	1	58	Jun-11	3
S&P 500 E-Mini Index	77	5,086	Jun-11	256
TOPIX Index	2	208	Jun-11	(2)
U.S. Treasury 2 yr. Note	3	654	Jun-11	—	@
U.S. Treasury 5 yr. Note	11	1,285	Jun-11	(4)
U.S. Treasury 10 yr. Note	4	476	Jun-11	1
U.S. Treasury 30 yr. Bond	2	240	Jun-11	—	@

Futures Contracts: (cont'd)

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
90Day Euro$	1	$(244)	Mar-13	$	(—	)@
90Day Euro$	1	(244)	Jun-13		(—	)@
90Day Euro$	1	(243)	Sep-13		(—	)@
90Day Euro$	1	(243)	Dec-13		(—	)@
U.S. Treasury 2 yr. Note	2	(436)	Jun-11		(—	)@
U.S. Treasury 10 yr. Note	8	(952)	Jun-11		(2)
					$260

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	4.80%	12/9/20		$510	$(2)
Bank of America	3 Month LIBOR	Receive	4.06	12/9/40		125	3
Barclays Capital	3 Month STIBOR	Receive	3.11	6/22/12	SEK	4,909	— @
Barclays Capital	3 Month STIBOR	Pay	3.83	3/22/15		10,028	(1)
Barclays Capital	3 Month STIBOR	Receive	3.93	3/22/21		5,170	4
Credit Suisse	3 Month LIBOR	Receive	0.80	10/28/13		$1,635	15
Credit Suisse	3 Month CDOR	Receive	2.18	9/8/15	CAD	517	15
Credit Suisse	3 Month CDOR	Receive	2.21	9/8/15		372	10
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17		$685	(29)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD	604	(14)
Credit Suisse	3 Month CDOR	Pay	4.12	9/8/20		435	(9)
Deutsche Bank	3 Month STIBOR	Receive	3.04	6/17/12	SEK	1,120	— @
Deutsche Bank	3 Month STIBOR	Pay	3.78	3/17/15		2,300	(1)
Deutsche Bank	3 Month STIBOR	Receive	3.83	3/17/21		1,190	2
Goldman Sachs	6 Month LIBOR	Pay	4.90	3/4/21	GBP	570	2
Goldman Sachs	6 Month LIBOR	Receive	4.18	3/4/41		130	(2)
UBS AG	3 Month LIBOR	Pay	4.65	12/7/20		$510	(5)
UBS AG	3 Month LIBOR	Receive	4.00	12/7/40		120	4
							$(8)

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG London	$235	3 Month LIBOR	Receive	11/15/20	$(10)	$(1)
JPMorgan Chase	341	3 Month LIBOR	Receive	11/15/22	(7)	(9)
						$(10)

@  Value is less than $500.

CDOR  Canadian Dealer Offered Rate

LIBOR  London Interbank Offered Rate

STIBOR  Stockholm Interbank Offered Rate

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican New Peso

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

TRY  —  Turkish Lira

USD  —  United States Dollar

ZAR  —  South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$145	$—	$145
Agency Bonds — Banking (FDIC Guaranteed)	—	461	—	461
Agency Fixed Rate Mortgages	—	4,365	—	4,365
Asset-Backed Securities	—	223	—	223
Collateralized Mortgage Obligations — Agency Collateral Series	—	328	—	328
Commercial Mortgage Backed Securities	—	359	—	359
Corporate Bonds	—	4,607	—	4,607
Mortgages — Other	—	1,710	—	1,710
Municipal Bonds	—	196	—	196
Sovereign	—	40	—	40

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont'd)
U.S. Agency Securities	$—	$580	$—	$580
U.S. Treasury Securities	—	4,349	—	4,349
Total Fixed Income Securities	—	17,363	—	17,363
Common Stocks
Aerospace & Defense	748	—	—	748
Air Freight & Logistics	69	—	—	69
Airlines	1	—	—	1
Auto Components	44	—	—	44
Automobiles	132	—	—	132
Beverages	436	—	—	436
Biotechnology	228	—	—	228
Capital Markets	626	—	—	626
Chemicals	450	—	—	450
Commercial Banks	690	—	—	690
Commercial Services & Supplies	123	—	—	123
Communications Equipment	342	—	—	342

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Computers & Peripherals	$1,020	$—	$—	$1,020
Construction & Engineering	53	—	—	53
Consumer Finance	133	—	—	133
Containers & Packaging	57	—	—	57
Distributors	67	—	—	67
Diversified Consumer Services	42	—	—	42
Diversified Financial Services	981	—	—	981
Diversified Telecommunication Services	603	—	—	603
Electric Utilities	303	—	—	303
Electrical Equipment	165	—	—	165
Electronic Equipment, Instruments & Components	233	—	—	233
Energy Equipment & Services	970	—	—	970
Food & Staples Retailing	509	—	—	509
Food Products	468	—	—	468
Health Care Equipment & Supplies	613	—	—	613
Health Care Providers & Services	682	—	—	682
Health Care Technology	32	—	—	32
Hotels, Restaurants & Leisure	339	—	—	339
Household Durables	56	—	—	56
Household Products	487	—	—	487
Independent Power Producers & Energy Traders	75	—	—	75
Industrial Conglomerates	487	—	—	487
Information Technology Services	787	—	—	787
Insurance	918	—	—	918
Internet & Catalog Retail	48	—	—	48
Internet Software & Services	463	—	—	463
Leisure Equipment & Products	29	—	—	29
Life Sciences Tools & Services	100	—	—	100
Machinery	620	—	—	620
Media	731	—	—	731
Metals & Mining	352	—	—	352
Multi-Utilities	327	—	—	327
Multiline Retail	354	—	—	354
Office Electronics	52	—	—	52
Oil, Gas & Consumable Fuels	2,548	—	—	2,548
Paper & Forest Products	57	—	—	57
Personal Products	24	—	—	24

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Pharmaceuticals	$1,626	$—	$—	$1,626
Professional Services	15	—	—	15
Real Estate Investment Trusts (REITs)	361	—	—	361
Real Estate Management & Development	19	—	—	19
Road & Rail	411	—	—	411
Semiconductors & Semiconductor Equipment	584	—	—	584
Software	791	—	—	791
Specialty Retail	316	—	—	316
Textiles, Apparel & Luxury Goods	149	—	—	149
Thrifts & Mortgage Finance	14	—	—	14
Tobacco	414	—	—	414
Wireless Telecommunication Services	78	—	—	78
Total Common Stocks	24,452	—	—	24,452
Convertible Preferred Stocks	—	—	84	84
Investment Companies	124	—	—	124
Short-Term Investments
Investment Companies	10,018	—	—	10,018
Repurchase Agreements	—	708	—	708
U.S. Treasury Securities	—	2,025	—	2,025
Total Short-Term Investments	10,018	2,733	—	12,751
Foreign Currency Exchange Contracts	—	45	—	45
Futures Contracts	268	—	—	268
Interest Rate Swap Agreements	—	55	—	55
Total Assets	34,862	20,196	84	55,142
Liabilities:
Foreign Currency Exchange Contracts	—	(54)	—	(54)
Futures Contracts	(8)	—	—	(8)
Interest Rate Swap Agreements	—	(63)	—	(63)
Zero Coupon Swap Agreements	—	(10)	—	(10)
Total Liabilities	(8)	(127)	—	(135)
Total	$34,854	$20,069	$84	$55,007

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Balanced Portfolio

Fair Value Measurement Information: (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stocks (000)
Balance as of 9/30/10	$84
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$84
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—

Portfolio Composition*

Classification	Percentage of Total Investments
Common Stocks	49.5%
Fixed Income Securities	35.1
Short-Term Investments	15.0
Other**	0.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2011.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (92.6%)
Consumer Discretionary (26.5%)
Betfair Group PLC (United Kingdom) (a)	1,311,807	$20,518
Chipotle Mexican Grill, Inc. (a)	486,141	132,410
Ctrip.com International Ltd. ADR (China) (a)	3,709,435	153,904
Dollar Tree, Inc. (a)	1,743,312	96,789
Edenred (France) (a)	8,619,224	260,122
Factset Research Systems, Inc.	1,047,287	109,682
Fastenal Co.	1,449,170	93,950
Gafisa SA ADR (Brazil)	3,333,564	42,803
Groupe Aeroplan, Inc. (Canada)	4,445,887	60,211
Lululemon Athletica, Inc. (Canada) (a)	1,151,050	102,501
Morningstar, Inc.	1,570,682	91,696
Naspers Ltd., Class N (South Africa)	2,127,479	114,472
Natura Cosmeticos SA (Brazil)	3,192,800	89,957
NetFlix, Inc. (a)	873,863	207,394
NVR, Inc. (a)	84,889	64,176
Priceline.com, Inc. (a)	379,782	192,337
Wynn Resorts Ltd.	855,127	108,815
		1,941,737
Energy (3.7%)
Range Resources Corp.	2,085,668	121,928
Ultra Petroleum Corp. (a)	3,033,951	149,422
		271,350
Financial Services (6.4%)
Greenhill & Co., Inc.	1,093,252	71,925
IntercontinentalExchange, Inc. (a)	738,897	91,284
Moody's Corp.	934,585	31,692
MSCI, Inc., Class A (a)	3,674,394	135,291
Verisk Analytics, Inc., Class A (a)	4,165,638	136,466
		466,658
Health Care (14.2%)
Gen-Probe, Inc. (a)	1,763,468	117,006
IDEXX Laboratories, Inc. (a)	1,158,577	89,465
Illumina, Inc. (a)	2,994,051	209,793
Intuitive Surgical, Inc. (a)	515,921	172,039
Ironwood Pharmaceuticals, Inc. (a)(b)	1,331,207	18,637
Ironwood Pharmaceuticals, Inc. (a)	2,182,528	30,556
Mead Johnson Nutrition Co.	2,325,381	134,709
Stericycle, Inc. (a)	1,173,360	104,042
Techne Corp.	1,203,957	86,203
Valeant Pharmaceuticals International, Inc. (Canada)	1,635,312	81,455
		1,043,905
Materials & Processing (8.6%)
Intrepid Potash, Inc. (a)	3,175,389	110,567
Lynas Corp. Ltd. (Australia) (a)	23,679,707	55,110
Martin Marietta Materials, Inc.	904,905	81,143
Molycorp, Inc. (a)	2,651,757	159,158
Rockwood Holdings, Inc. (a)	2,094,996	103,116
Schindler Holding AG (Switzerland)	1,047,790	125,940
		635,034

	Shares	Value (000)
Producer Durables (11.4%)
C.H. Robinson Worldwide, Inc.	1,198,266	$88,827
Covanta Holding Corp.	4,646,407	79,361
Expeditors International of Washington, Inc.	2,485,913	124,644
Gartner, Inc. (a)	2,619,914	109,172
Intertek Group PLC (United Kingdom)	4,370,849	142,618
Leucadia National Corp.	3,443,981	129,287
Nalco Holding Co.	2,942,409	80,357
New Oriental Education & Technology Group, Inc. ADR (China) (a)	819,791	82,037
		836,303
Technology (21.8%)
Akamai Technologies, Inc. (a)	1,908,013	72,505
Alibaba.com Ltd. (China)	32,064,000	54,989
ARM Holdings PLC ADR (United Kingdom)	3,955,314	111,421
Autodesk, Inc. (a)	2,065,356	91,103
Citrix Systems, Inc. (a)	797,993	58,621
First Solar, Inc. (a)	391,870	63,028
IHS, Inc., Class A (a)	1,186,776	105,326
Millicom International Cellular SA (Guatemala)	885,978	85,205
Motorola Solutions, Inc. (a)	5,783,782	258,477
NVIDIA Corp. (a)	1,405,913	25,953
Red Hat, Inc. (a)	2,404,632	109,146
Rovi Corp. (a)	1,127,125	60,470
Salesforce.com, Inc. (a)	1,064,946	142,256
Solera Holdings, Inc.	2,758,298	140,949
Teradata Corp. (a)	2,928,273	148,463
Youku.com, Inc. ADR (China) (a)	1,464,407	69,574
		1,597,486
Total Common Stocks (Cost $5,051,983)		6,792,473
Convertible Preferred Stocks (1.0%)
Alternative Energy (0.3%)
Better Place, Inc. (a)(c)(d)	7,507,951	22,524
Computer Technology (0.7%)
Groupon, Inc. Series G (a)(c)(d)	1,498,247	47,329
Total Convertible Preferred Stocks (Cost $69,853)		69,853
Preferred Stocks (0.6%)
Consumer Discretionary (0.6%)
Zynga, Inc. Series C (a)(c)(d) (Cost $47,566)	1,695,245	47,566
Short-Term Investment (5.6%)
Investment Company (5.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2) (Cost $413, 121)	413,121,396	413,121
Total Investments (99.8%) (Cost $5,582,523)		7,323,013
Other Assets in Excess of Liabilities (0.2%)		12,923
Net Assets (100.0%)		$7,335,936

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

(a)  Non-income producing security.

(b)  Super voting rights at a ratio of 10:1.

(c)  Security has been deemed illiquid at March 31, 2011.

(d)  At March 31, 2011, the Portfolio held fair valued securities valued at approximately $117,419,000, representing 1.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

ADR  American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Consumer Discretionary	$1,941,737	$—	$—	$1,941,737
Energy	271,350	—	—	271,350
Financial Services	466,658	—	—	466,658
Health Care	1,043,905	—	—	1,043,905
Materials & Processing	635,034	—	—	635,034
Producer Durables	836,303	—	—	836,303
Technology	1,597,486	—	—	1,597,486
Total Common Stocks	6,792,473	—	—	6,792,473
Convertible Preferred Stocks	—	—	69,853	69,853
Preferred Stocks	—	—	47,566	47,566
Short-Term Investment —
Investment Company	413,121	—	—	413,121
Total Assets	$7,205,594	$—	$117,419	$7,323,013

Fair Value Measurement Information: (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Convertible Preferred Stocks (000)	Preferred Stocks (000)
Balance as of 9/30/10	$22,524	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	47,329	47,566
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 3/31/11	$69,853	$47,566
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—	$—

Portfolio Composition

Classification	Percentage of Total Investments
Consumer Discretionary	26.5%
Technology	21.8
Health Care	14.3
Producer Durables	11.4
Materials & Processing	8.7
Financial Services	6.4
Investment Company	5.6
Other*	5.3
Total Investments	100.0%

*  Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.0%)
Agency Adjustable Rate Mortgages (2.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
5.50%, 5/1/37	$244	$260
5.94%, 12/1/36	162	172
6.06%, 2/1/37	96	102
IO REMIC
5.89%, 7/15/37	684	102
Federal National Mortgage Association,
Conventional Pools:
2.60%, 7/1/35	192	201
5.69%, 3/1/38	98	104
6.04%, 10/25/40	156	170
Government National Mortgage Association,
Various Pools:
2.63%, 8/20/25 - 9/20/27	64	66
3.38%, 2/20/25 - 6/20/25	278	287
		1,464
Agency Bond — Banking (FDIC Guaranteed) (2.2%)
Ally Financial, Inc.
2.20%, 12/19/12	1,465	1,501
Agency Fixed Rate Mortgages (24.9%)
Federal Home Loan Mortgage Corporation,
April TBA:
4.00%, 4/25/26 (a)	675	694
Gold Pools:
5.00%, 10/1/35	1,236	1,297
6.00%, 5/1/37 - 8/1/37	33	36
7.50%, 5/1/35	74	85
8.00%, 8/1/32	37	44
8.50%, 8/1/31	57	69
Federal National Mortgage Association,
April TBA:
4.50%, 4/25/41 (a)	1,675	1,705
6.00%, 4/25/41 (a)	400	435
Conventional Pools:
5.00%, 3/1/39	1,272	1,336
5.50%, 4/1/34 - 2/1/38	2,283	2,452
6.00%, 12/1/36 - 10/1/38	1,993	2,171
6.50%, 7/1/29 - 2/1/33	477	539
7.00%, 10/1/31 - 12/1/31	3	3
7.50%, 8/1/37	126	147
8.00%, 4/1/33	92	108
8.50%, 10/1/32	92	108
IO REMIC
5.00%, 10/25/38	799	123
May TBA:
5.00%, 5/25/41 (a)	180	188
Government National Mortgage Association,
April TBA:
4.00%, 4/25/41 (a)	2,800	2,801

	Face Amount (000)	Value (000)
IO REMIC
5.00%, 2/16/41	$198	$38
Various Pools:
3.38%, 3/20/25	23	24
4.50%, 4/15/39 - 5/15/40	2,506	2,591
		16,994
Asset-Backed Securities (4.7%)
Ally Master Owner Trust
2.88%, 4/15/15 (b)	225	230
ARI Fleet Lease Trust
1.71%, 8/15/18 (b)(c)	84	85
CarMax Auto Owner Trust
1.29%, 9/15/15	225	224
CLI Funding LLC
4.50%, 3/18/26 (b)	250	247
Discover Card Master Trust
0.61%, 8/15/16 (c)	300	301
Ford Credit Floorplan Master Owner Trust
2.12%, 2/15/16	175	175
Great America Leasing Receivables
1.69%, 2/15/14 (b)	300	301
Honda Auto Receivables Owner Trust
1.13%, 10/15/14	250	250
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (b)	275	276
Mercedes-Benz Auto Lease Trust
1.18%, 11/15/13 (b)	350	351
MMCA Automobile Trust 1.22%,
1/15/15 (b)	225	224
Volkswagen Auto Loan Enhanced Trust
1.22%, 6/22/15	185	185
World Omni Auto Receivables Trust, 2011-A A3
1.11%, 5/15/15	325	325
		3,174
Collateralized Mortgage Obligations — Agency Collateral Series (2.1%)
Federal Home Loan Mortgage Corporation,
IO REMIC
6.21%, 6/15/40 (c)	2,700	451
IO STRIPS
8.00%, 1/1/28	26	6
Federal National Mortgage Association,
IO
6.14%, 9/25/20 (c)	1,792	358
IO REMIC
6.45%, 2/25/24 (c)	680	75
IO STRIPS
5.00%, 1/25/41 (c)	390	80
Government National Mortgage Association,
IO REMIC
0.85%, 8/20/58 (c)	3,092	113
IO
6.35%, 4/16/41	1,900	338
		1,421

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage Backed Securities (4.0%)
Bear Stearns Commercial Mortgage Securities
5.47%, 1/12/45 (c)	$325	$349
Citigroup Commercial Mortgage Trust (See Note G-2),
5.43%, 10/15/49	200	214
5.70%, 12/10/49 (c)	402	436
Commercial Mortgage Pass Through Certificates
5.81%, 12/10/49 (c)	350	380
DBUBS Mortgage Trust,
5.00%, 11/10/46 (b)	300	312
5.47%, 11/10/46 (b)(c)	190	192
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	100	106
GS Mortgage Securities Corp. II,
5.36%, 3/10/44	175	178
5.55%, 4/10/38 (c)	100	107
JP Morgan Chase Commercial Mortgage Securities Corp.
4.72%, 2/15/46 (b)	160	161
WF-RBS Commercial Mortgage Trust
4.87%, 2/15/44 (b)(c)	315	323
		2,758
Corporate Bonds (30.7%)
Finance (15.7%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	140	140
Aegon N.V.
4.63%, 12/1/15 (d)	175	182
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (b)	365	367
American International Group, Inc.
6.40%, 12/15/20	100	107
Australia & New Zealand Banking Group Ltd.
4.88%, 1/12/21 (b)	140	142
Bank of America Corp.
5.75%, 12/1/17	520	549
Barclays Bank PLC,
6.05%, 12/4/17 (b)	100	104
6.75%, 5/22/19 (d)	120	136
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	25	28
7.25%, 2/1/18	170	198
BNP Paribas
5.00%, 1/15/21 (d)	125	126
Boston Properties LP
5.88%, 10/15/19	30	33
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	115	119
7.13%, 6/15/12	60	64
Capital One Financial Corp.
6.75%, 9/15/17	200	230
Citigroup, Inc. (See Note G-2),
5.88%, 5/29/37	150	147
6.13%, 11/21/17 - 5/15/18	195	213

	Face Amount (000)	Value (000)
8.50%, 5/22/19	$85	$105
Credit Agricole SA
3.50%, 4/13/15 (b)	290	292
Credit Suisse AG
5.40%, 1/14/20	135	137
Credit Suisse, New York,
5.30%, 8/13/19	170	179
6.00%, 2/15/18	60	64
Dexus Diversfied Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	100	99
Digital Realty Trust LP
5.25%, 3/15/21	175	172
Fifth Third Bancorp
3.63%, 1/25/16	70	70
General Electric Capital Corp.,
5.30%, 2/11/21 (d)	110	112
6.00%, 8/7/19	565	618
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18 (d)	480	521
7.50%, 2/15/19	110	128
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	110	112
HBOS PLC
6.75%, 5/21/18 (b)	340	333
HCP, Inc.
5.38%, 2/1/21	50	51
HSBC Bank PLC
3.50%, 6/28/15 (b)	140	142
HSBC Holdings PLC
5.10%, 4/5/21 (e)	140	141
ING Bank N.V.
3.00%, 9/1/15 (b)(d)	115	113
JPMorgan Chase & Co.,
3.40%, 6/24/15	40	40
4.95%, 3/25/20 (d)	50	51
6.30%, 4/23/19	25	28
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	170	167
Nationwide Building Society
6.25%, 2/25/20 (b)(d)	345	360
Nationwide Financial Services
5.38%, 3/25/21 (b)	75	74
Pacific LifeCorp
6.00%, 2/10/20 (b)	125	133
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	120	128
PNC Funding Corp.
6.70%, 6/10/19 (d)	90	105
Principal Financial Group, Inc.
8.88%, 5/15/19	100	127
Prudential Financial, Inc.,
4.75%, 9/17/15 (d)	80	85
7.38%, 6/15/19	170	200
Reinsurance Group of America, Inc.
6.45%, 11/15/19	135	146

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	$295	$307
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (b)	200	194
Societe Generale
3.10%, 9/14/15 (b)	115	113
Standard Chartered Bank
6.40%, 9/26/17 (b)	100	108
Standard Chartered PLC
3.85%, 4/27/15 (b)(d)	100	102
Svenska Handelsbanken AB
5.13%, 3/30/20 (b)	175	184
UnitedHealth Group, Inc.
6.63%, 11/15/37	195	212
US Bank NA
3.78%, 4/29/20 (c)	250	255
US Central Federal Credit Union, (U.S. Government Guaranteed) 1.90%, 10/19/12	940	958
Wells Fargo & Co.,
3.68%, 6/15/16	115	116
5.63%, 12/11/17	240	262
		10,729
Industrials (12.0%)
Agilent Technologies, Inc.
5.50%, 9/14/15	120	131
Albemarle Corp.
4.50%, 12/15/20 (d)	110	109
Altria Group, Inc.,
4.13%, 9/11/15 (d)	50	52
9.25%, 8/6/19	125	163
Anglo American Capital PLC
9.38%, 4/8/19 (b)	200	267
ArcelorMittal
9.85%, 6/1/19	100	127
AT&T, Inc.
6.15%, 9/15/34	200	200
BAT International Finance PLC
9.50%, 11/15/18 (b)	165	219
Best Buy Co., Inc.
3.75%, 3/15/16	165	163
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	85	101
Comcast Corp.,
5.15%, 3/1/20 (d)	75	78
5.70%, 5/15/18	50	54
ConAgra Foods, Inc.
8.25%, 9/15/30	140	167
Corning, Inc.
7.25%, 8/15/36	50	57
COX Communications, Inc.
8.38%, 3/1/39 (b)	25	32

	Face Amount (000)	Value (000)
CVS Pass-Through Trust
6.04%, 12/10/28	$344	$355
Daimler Finance North America LLC,
7.30%, 1/15/12	95	100
8.50%, 1/18/31	55	74
Darden Restaurants, Inc.
6.20%, 10/15/17 (d)	205	227
Delhaize Group SA
5.70%, 10/1/40	106	97
Deutsche Telekom International Finance BV
8.75%, 6/15/30	65	85
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.60%, 2/15/21	45	44
5.88%, 10/1/19	150	162
Genzyme Corp.
3.63%, 6/15/15	115	120
Gilead Sciences, Inc.
4.50%, 4/1/21	140	139
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	100	101
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	105	115
Hess Corp.
6.00%, 1/15/40	175	178
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	85	89
Home Depot, Inc.
5.88%, 12/16/36	190	189
KLA-Tencor Corp.
6.90%, 5/1/18	145	160
Kraft Foods, Inc.
5.38%, 2/10/20	195	206
L-3 Communications Corp.
4.75%, 7/15/20 (d)	135	135
Marathon Petroleum Corp.
5.13%, 3/1/21 (b)	70	71
Mosaic Co. (The)
7.63%, 12/1/16 (b)	225	243
NBC Universal Media LLC
5.15%, 4/30/20 (b)	140	145
News America, Inc.
7.85%, 3/1/39	205	243
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	75	78
Omnicom Group, Inc.
4.45%, 8/15/20	90	89
Petrobras International Finance Co.
5.75%, 1/20/20	175	181
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	110	114
Quest Diagnostics, Inc.
6.95%, 7/1/37	215	237

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	$105	$138
SAIC, Inc.
5.95%, 12/1/40 (b)	90	93
Southern Copper Corp.,
5.38%, 4/16/20	40	41
6.75%, 4/16/40 (d)	65	66
Telecom Italia Capital SA,
7.00%, 6/4/18	130	142
7.18%, 6/18/19	35	38
Telefonica Europe BV
8.25%, 9/15/30 (d)	195	236
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC
3.00%, 6/15/15	155	157
Time Warner Cable, Inc.,
6.75%, 6/15/39 (d)	40	42
8.75%, 2/14/19	55	69
Time Warner, Inc.,
4.70%, 1/15/21	100	100
5.88%, 11/15/16	75	84
Vale Overseas Ltd.,
5.63%, 9/15/19	110	116
6.88%, 11/10/39	20	21
Verizon Communications, Inc.,
4.60%, 4/1/21	30	30
8.95%, 3/1/39	145	198
Viacom, Inc.
6.88%, 4/30/36	130	143
Vivendi SA
6.63%, 4/4/18 (b)	120	135
Weatherford International Ltd.
9.63%, 3/1/19	165	210
Woolworths Ltd.
4.00%, 9/22/20 (b)	125	121
WPP Finance UK
8.00%, 9/15/14	100	117
		8,194
Utilities (3.0%)
EDF SA
4.60%, 1/27/20 (b)	80	82
Enel Finance International N.V.
5.13%, 10/7/19 (b)	275	278
Energy Transfer Partners LP
9.00%, 4/15/19	125	158
Enterprise Products Operating LLC,
5.25%, 1/31/20 (d)	50	52
6.50%, 1/31/19	160	182
Exelon Generation Co. LLC
6.25%, 10/1/39	315	309

	Face Amount (000)	Value (000)
FirstEnergy Solutions Corp.
6.05%, 8/15/21 (d)	$225	$234
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	175	170
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	285	314
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36	160	174
8.75%, 5/1/19	65	81
		2,034
		20,957
Municipal Bonds (1.6%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	100	89
City of Chicago, IL
6.40%, 1/1/40	40	39
City of New York, NY
5.97%, 3/1/36	85	85
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	130	126
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	90	86
6.66%, 4/1/57	155	147
New York City Transitional Finance Authority
5.27%, 5/1/27	80	82
North Carolina State Education Assistance Authority
1.21%, 1/26/26 (c)	225	223
State of California, General Obligation Bonds 5.95%, 4/1/16	175	187
		1,064
Sovereign (0.8%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)(d)	100	106
Export - Import Bank of Korea
4.13%, 9/9/15	100	103
Federative Republic of Brazil
6.00%, 1/17/17	190	214
Korea Development Bank
4.38%, 8/10/15 (d)	130	135
		558
U.S. Agency Securities (1.9%)
Federal Home Loan Mortgage Corporation
4.88%, 6/13/18 (d)	600	668
Federal National Mortgage Association,
1.25%, 8/20/13	100	100
2.38%, 4/11/16	200	200
6.63%, 11/15/30 (d)	250	317
		1,285

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (23.0%)
U.S. Treasury Bonds,
3.50%, 2/15/39	$400	$335
4.25%, 5/15/39 (d)	1,070	1,027
5.50%, 8/15/28	1,200	1,390
7.50%, 11/15/24	1,940	2,677
U.S. Treasury Notes,
1.25%, 8/31/15 (d)	1,170	1,134
1.75%, 4/15/13 - 7/31/15	5,900	5,883
2.25%, 1/31/15 (d)	675	689
2.38%, 2/28/15	700	717
2.63%, 8/15/20	1,950	1,830
		15,682
Total Fixed Income Securities (Cost $65,616)		66,858
	Shares
Short-Term Investments (22.7%)
Securities held as Collateral on Loaned Securities (10.9%)
Investment Company (9.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	6,424,443	6,424
	Face Amount (000)
Repurchase Agreements (1.5%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $337; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% due 9/29/11; U.S. Treasury Note 4.25% due 9/30/12; valued at $343)	$337	337
Nomura Holdings, Inc., (0.24%, dated 3/31/11, due 4/1/11; proceeds $650; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $663)	650	650
		987
Total Securities held as Collateral on Loaned Securities (Cost $7,411)		7,411
	Shares
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	699,000	699

	Face Amount (000)	Value (000)
U.S. Treasury Securities (10.8%)
U.S. Treasury Bills,
0.04%, 5/12/11 (d)(f)	$2,500	$2,500
0.06%, 4/14/11 (f)	3,050	3,050
0.16%, 4/28/11 (d)(f)(g)(h)	1,850	1,850
		7,400
Total Short-Term Investments (Cost $15,510)		$15,510
Total Investments (120.7%) (Cost $81,126) Including $7,961 of Securities Loaned		82,368
Liabilities in Excess of Other Assets (-20.7%)		(14,100)
Net Assets (100.0%)		$68,268

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2011.

(d)  All or a portion of the security was on loan at March 31, 2011.

(e)  When-issued security.

(f)  Rate shown is the yield to maturity at March 31, 2011.

(g)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(h)  All or a portion of the security was pledged as collateral for swap agreements.

IO  Interest Only

REMIC  Real Estate Mortgage Investment Conduit

STRIPS  Separate Trading of Registered Interest and Principal of Securities

TBA  To Be Announced

Futures Contracts

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	4	$872	Jun-11	$— @
U.S. Treasury 5 yr. Note	29	3,387	Jun-11	(24)
Short:
90Day Euro$	3	(733)	Mar-13	(1)
90Day Euro$	3	(731)	Jun-13	(1)
90Day Euro$	3	(729)	Sep-13	(1)
90Day Euro$	3	(727)	Dec-13	(1)
U.S. Treasury 10 yr. Note	24	(2,857)	Jun-11	1
U.S. Treasury 30 yr. Bond	14	(1,683)	Jun-11	(10)
				$(37)

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	4.80%	12/9/20	$2,115	$(8)
Bank of America	3 Month LIBOR	Receive	4.06	12/9/40	515	13
Credit Suisse	3 Month LIBOR	Receive	0.80	10/28/13	6,870	64
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17	2,880	(121)
UBS AG	3 Month LIBOR	Pay	4.65	12/7/20	2,120	(20)
UBS AG	3 Month LIBOR	Receive	4.00	12/7/40	505	18
						$(54)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$1,457	3 Month LIBOR	Receive	11/15/19	$(105)	$(171)
Barclays Capital	1,726	3 Month LIBOR	Pay	11/15/19	59	(34)
JPMorgan Chase	2,088	3 Month LIBOR	Receive	11/15/21	(152)	(225)
						$(430)

@    Value is less than $500.

LIBOR  London Interbank Offered Rate

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,464	$—	$1,464
Agency Bond — Banking (FDIC Guaranteed)	—	1,501	—	1,501
Agency Fixed Rate Mortgages	—	16,994	—	16,994
Asset-Backed Securities	—	3,174	—	3,174
Collateralized Mortgage Obligations — Agency Collateral Series	—	1,421	—	1,421
Commercial Mortgage Backed Securities	—	2,758	—	2,758
Corporate Bonds	—	20,957	—	20,957

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont'd)
Municipal Bonds	$—	$1,064	$—	$1,064
Sovereign	—	558	—	558
U.S. Agency Securities	—	1,285	—	1,285
U.S. Treasury Securities	—	15,682	—	15,682
Total Fixed Income Securities	—	66,858	—	66,858
Short-Term Investments
Investment Company	7,123	—	—	7,123
Repurchase Agreements	—	987	—	987
U.S. Treasury Securities	—	7,400	—	7,400
Total Short-Term Investments	7,123	8,387	—	15,510
Futures Contracts	1	—	—	1
Interest Rate Swap Agreements	—	95	—	95
Total Assets	7,124	75,340	—	82,464

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Liabilities:
Futures Contracts	$(38)	$—	$—	$(38)
Interest Rate Swap Agreements	—	(149)	—	(149)
Zero Coupon Swap Agreements	—	(430)	—	(430)
Total Liabilities	(38)	(579)	—	(617)
Total	$7,086	$74,761	$—	$81,847

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Fixed Income Securities (000)
Balance as of 9/30/10	$—	@
Accrued discounts/premiums	—
Realized gain (loss)	(—	)@
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(—	)@
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—

@  Value is less than $500

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	22.7%
U.S. Treasury Securities	20.9
Other**	20.4
Finance	14.3
Industrials	10.9
Short-Term Investments	10.8
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2011.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (97.5%)
Agency Adjustable Rate Mortgages (2.7%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
5.50%, 5/1/37	$1,927		$2,053
6.06%, 2/1/37	486		514
IO REMIC
5.89%, 7/15/37	3,936		588
Federal National Mortgage Association,
Conventional Pools:
2.54%, 5/1/35	2,198		2,316
5.69%, 3/1/38	626		665
Government National Mortgage Association,
Various Pools:
2.13%, 10/20/25 - 11/20/25	47		48
2.63%, 7/20/25 - 9/20/27	303		313
3.38%, 1/20/25 - 2/20/28	3,027		3,150
			9,647
Agency Fixed Rate Mortgages (26.6%)
Federal Home Loan Mortgage Corporation,
April TBA:
4.00%, 4/25/26 (a)	2,600		2,673
Conventional Pools:
11.75%, 4/1/19	—	@	—	@
12.00%, 2/1/15	1		1
13.00%, 6/1/19	1		1
Gold Pools:
5.00%, 10/1/35	465		487
5.50%, 5/1/37	222		237
6.00%, 2/1/32 - 8/1/38	4,150		4,519
6.50%, 3/1/16 - 8/1/33	526		595
7.00%, 6/1/28 - 11/1/31	162		186
7.50%, 5/1/16 - 5/1/35	543		627
8.00%, 8/1/32	255		302
8.50%, 8/1/31	319		384
Federal National Mortgage Association,
April TBA:
4.50%, 4/25/41 (a)	2,950		3,003
Conventional Pools:
4.50%, 7/1/40	4,756		4,848
5.00%, 5/1/36 - 4/1/39	14,796		15,556
5.50%, 6/1/35 - 5/1/39	12,506		13,450
6.00%, 10/1/31 - 10/1/38	9,810		10,709
6.50%, 11/1/23 - 12/1/36	7,029		7,958
7.00%, 11/1/13 - 1/1/34	951		1,093
7.50%, 8/1/37	786		912
8.00%, 2/1/12 - 4/1/33	622		726
8.50%, 1/1/15 - 10/1/32	578		679
9.50%, 4/1/30	920		1,109
11.25%, 8/1/13	2		2
12.00%, 11/1/15	32		38
12.50%, 9/1/15	7		8
IO REMIC
5.00%, 10/25/38	4,614		712

	Face Amount (000)	Value (000)
Government National Mortgage Association,
April TBA:
4.00%, 4/25/41 (a)	$9,570	$9,573
IO REMIC
5.00%, 2/16/41	1,041	200
Various Pools:
3.38%, 3/20/25	213	222
4.50%, 4/15/39 - 6/15/40	14,460	14,950
		95,760
Asset-Backed Securities (2.1%)
Ally Master Owner Trust
3.47%, 4/15/15 (b)	578	589
ARI Fleet Lease Trust
1.71%, 8/15/18 (b)(c)	548	552
CLI Funding LLC
4.50%, 3/18/26 (b)	1,350	1,335
Contimortgage Home Equity Trust
8.10%, 8/15/25	44	44
Mid-State Trust
8.33%, 4/1/30	41	42
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	1,075	1,065
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	1,828	1,849
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (b)	1,950	1,958
		7,434
Collateralized Mortgage Obligations — Agency Collateral Series (3.0%)
Federal Home Loan Mortgage Corporation,
IO REMIC
6.21%, 6/15/40 (c)	15,400	2,570
IO STRIPS
7.50%, 12/1/29	109	25
8.00%, 1/1/28 - 6/1/31	884	214
PAC REMIC
9.50%, 4/15/20	2	2
10.00%, 6/15/20	2	2
Federal National Mortgage Association,
Inv Fl REMIC
62.82%, 9/25/20 (c)	14	30
IO
6.14%, 9/25/20 (c)	10,254	2,051
IO PAC REMIC
8.00%, 9/18/27	491	108
IO REMIC
5.00%, 8/25/37	3,856	390
6.00%, 7/25/33	994	199
6.45%, 2/25/24 (c)	4,448	491
IO STRIPS
5.00%, 1/25/41 (c)	2,255	460
6.50%, 9/1/29 - 12/1/29	2,159	511
8.00%, 4/1/24 - 6/1/30	1,606	356
8.50%, 10/1/25	153	46
9.00%, 11/1/26	145	32

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont'd)
REMIC
7.00%, 9/25/32	$1,073	$1,200
Government National Mortgage Association,
IO REMIC
0.85%, 8/20/58 (c)	17,752	648
IO
6.35%, 4/16/41 (d)	7,700	1,370
		10,705
Commercial Mortgage Backed Securities (2.0%)
Bear Stearns Commercial Mortgage Securities,
5.47%, 1/12/45 (c)	1,526	1,640
5.72%, 6/11/40 (c)	1,450	1,459
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	1,618	1,715
JP Morgan Chase Commercial Mortgage Securities Corp.
5.90%, 2/12/51 (c)	775	795
LB-UBS Commercial Mortgage Trust
5.28%, 2/15/41 (c)	1,600	1,563
		7,172
Corporate Bonds (37.9%)
Finance (16.6%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	439	439
ABN Amro Bank N.V.
3.00%, 1/31/14 (b)	710	709
Aegon N.V.
4.63%, 12/1/15 (e)	830	863
Affiliated Managers Group, Inc.
3.95%, 8/15/38	496	585
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (b)	1,919	1,930
American International Group, Inc.
6.40%, 12/15/20	600	642
Banco Votorantim SA
5.25%, 2/11/16 (b)	700	723
Bank of America Corp.,
5.63%, 7/1/20	360	370
5.75%, 12/1/17	840	886
Barclays Bank PLC,
6.05%, 12/4/17 (b)	600	626
6.75%, 5/22/19	549	621
BBVA Bancomer SA
4.50%, 3/10/16 (b)(e)	1,000	1,007
Bear Stearns Cos. LLC (The)
7.25%, 2/1/18	1,090	1,272
Brandywine Operating Partnership
4.95%, 4/15/18	750	742
Brookfield Asset Management, Inc.
5.80%, 4/25/17	716	743
Capital One Bank, USA NA
8.80%, 7/15/19	555	699

	Face Amount (000)	Value (000)
Citigroup, Inc. (See Note G-2),
5.88%, 5/29/37	$1,089	$1,066
8.50%, 5/22/19	1,409	1,741
CNA Financial Corp.
5.75%, 8/15/21	1,035	1,062
Credit Agricole SA
3.50%, 4/13/15 (b)(e)	1,365	1,372
Credit Suisse AG
5.40%, 1/14/20	855	865
Credit Suisse, New York
6.00%, 2/15/18	369	392
Dexus Diversfied Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	600	593
Digital Realty Trust LP
4.50%, 7/15/15	980	1,008
Discover Bank/Greenwood
7.00%, 4/15/20	1,150	1,267
Farmers Insurance Exchange
8.63%, 5/1/24 (b)	845	961
Fifth Third Bancorp
3.63%, 1/25/16	425	425
General Electric Capital Corp.,
5.30%, 2/11/21 (e)	630	641
6.00%, 8/7/19	3,389	3,706
Genworth Financial, Inc.
7.20%, 2/15/21 (e)	625	622
Goldman Sachs Group, Inc. (The)
6.15%, 4/1/18	2,635	2,861
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	850	850
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	645	657
HBOS PLC
6.75%, 5/21/18 (b)	1,388	1,360
HCP, Inc.
5.38%, 2/1/21	300	304
Health Care REIT, Inc.,
4.75%, 7/15/27	520	586
6.13%, 4/15/20	830	879
Healthcare Realty Trust, Inc.
5.75%, 1/15/21	650	668
HSBC Bank PLC
3.50%, 6/28/15 (b)	1,045	1,060
HSBC Holdings PLC
5.10%, 4/5/21 (d)	800	806
ING Bank N.V.
3.00%, 9/1/15 (b)(e)	820	803
Intesa Sanpaolo SpA
6.50%, 2/24/21 (b)	250	263
Lloyds TSB Bank PLC
5.80%, 1/13/20 (b)	575	577
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	490	489

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Macquarie Group Ltd.
6.00%, 1/14/20 (b)	$588	$593
Merrill Lynch & Co., Inc.
6.88%, 4/25/18	908	1,010
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	640	628
Nationwide Building Society
6.25%, 2/25/20 (b)	1,195	1,245
Nationwide Financial Services
5.38%, 3/25/21 (b)	450	447
Pacific LifeCorp
6.00%, 2/10/20 (b)	845	901
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	791	847
Principal Financial Group, Inc.
8.88%, 5/15/19	658	838
Regions Financial Corp.
5.75%, 6/15/15	545	556
Reinsurance Group of America, Inc.
6.45%, 11/15/19	824	889
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	1,455	1,514
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (b)	1,200	1,161
SLM Corp.
5.00%, 10/1/13	855	885
Societe Generale
3.10%, 9/14/15 (b)	815	803
Standard Chartered Bank
6.40%, 9/26/17 (b)	790	857
Standard Chartered PLC
3.85%, 4/27/15 (b)(e)	315	323
Svenska Handelsbanken AB
5.13%, 3/30/20 (b)	1,125	1,181
UnitedHealth Group, Inc.
6.63%, 11/15/37	670	729
Vornado Realty LP
3.88%, 4/15/25 (e)	507	568
Wells Fargo & Co.
3.68%, 6/15/16	1,325	1,334
Wells Operating Partnership II LP
5.88%, 4/1/18 (b)(d)	800	795
Willis Group Holdings PLC
4.13%, 3/15/16	805	802
		59,647
Industrials (19.0%)
Altria Group, Inc.,
4.13%, 9/11/15	45	47
9.25%, 8/6/19	687	898
Amgen, Inc., Series B
0.38%, 2/1/13	571	570

	Face Amount (000)	Value (000)
ArcelorMittal
9.85%, 6/1/19	$666	$846
Archer-Daniels-Midland Co.
0.88%, 2/15/14 (e)	535	598
AT&T, Inc.
6.15%, 9/15/34	590	590
AutoNation, Inc.
6.75%, 4/15/18 (e)	480	505
BAT International Finance PLC
9.50%, 11/15/18 (b)	930	1,232
Best Buy Co., Inc.
3.75%, 3/15/16	920	909
Bombardier, Inc.
7.75%, 3/15/20 (b)	575	627
Boston Scientific Corp.
6.00%, 1/15/20	555	582
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	566	673
CBS Corp.
8.88%, 5/15/19	500	629
CF Industries, Inc.
6.88%, 5/1/18	530	596
Cliffs Natural Resources, Inc.
4.88%, 4/1/21	640	632
Comcast Corp.,
5.15%, 3/1/20 (e)	555	579
5.70%, 5/15/18	98	107
ConAgra Foods, Inc.,
7.00%, 10/1/28	150	162
8.25%, 9/15/30	540	646
Concho Resources Inc/Midland
7.00%, 1/15/21	115	121
Constellation Brands, Inc.
7.25%, 9/1/16	370	402
Continental Resources, Inc., Series WI
7.13%, 4/1/21	575	614
Cooper US, Inc.
5.25%, 11/15/12	846	900
Corning, Inc.
7.25%, 8/15/36	345	395
COX Communications, Inc.
8.38%, 3/1/39 (b)	164	209
CRH America, Inc.
6.00%, 9/30/16	1,155	1,246
CVS Pass-Through Trust
6.04%, 12/10/28	1,507	1,556
Daimler Finance North America LLC,
7.30%, 1/15/12	622	653
8.50%, 1/18/31	224	302
Darden Restaurants, Inc.
6.20%, 10/15/17 (e)	1,445	1,600
Delhaize Group SA
5.70%, 10/1/40	758	695

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Deutsche Telekom International Finance BV
8.75%, 6/15/30	$435	$572
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.60%, 2/15/21	320	313
5.88%, 10/1/19	483	523
7.63%, 5/15/16	332	366
DISH DBS Corp.
7.13%, 2/1/16	580	622
Expedia, Inc.
5.95%, 8/15/20	765	775
Ford Motor Credit Co. LLC
5.75%, 2/1/21	790	782
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 4/1/17	190	210
Frontier Communications Corp.
8.50%, 4/15/20 (e)	750	817
Gazprom OAO Via Gaz Capital SA
6.51%, 3/7/22 (b)(e)	340	363
Genzyme Corp.
3.63%, 6/15/15	755	785
Georgia-Pacific LLC,
7.75%, 11/15/29	385	425
8.88%, 5/15/31	390	473
Goldcorp, Inc.
2.00%, 8/1/14	485	621
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	735	740
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	630	693
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	483	507
Home Depot, Inc.
5.88%, 12/16/36	793	791
Hyatt Hotels Corp.
6.88%, 8/15/19 (b)	545	584
Ingram Micro, Inc.
5.25%, 9/1/17	625	636
International Game Technology
3.25%, 5/1/14 (e)	492	567
JC Penney Co., Inc.
5.65%, 6/1/20	310	300
JC Penney Corp., Inc.
6.38%, 10/15/36	647	586
KLA-Tencor Corp.
6.90%, 5/1/18	659	728
Kraft Foods, Inc.
7.00%, 8/11/37	170	192
L-3 Communications Corp.
4.95%, 2/15/21	830	836
Lafarge SA
5.50%, 7/9/15 (b)	765	791

	Face Amount (000)	Value (000)
Medtronic, Inc., Series B
1.63%, 4/15/13	$563	$583
MGM Resorts International
13.00%, 11/15/13	845	1,019
Microsoft Corp. Zero Coupon,
6/15/13 (b)(e)	534	560
Molson Coors Brewing Co.
2.50%, 7/30/13	497	580
Mosaic Co. (The)
7.63%, 12/1/16 (b)	1,500	1,620
NBC Universal Media LLC
5.15%, 4/30/20 (b)	915	945
News America, Inc.
7.85%, 3/1/39	882	1,045
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	485	507
Omnicom Group, Inc.
4.45%, 8/15/20	610	602
Petrobras International Finance Co.
5.75%, 1/20/20	625	648
QEP Resources, Inc.
6.88%, 3/1/21	385	406
Quest Diagnostics, Inc.
6.95%, 7/1/37	1,380	1,520
Qwest Corp.,
6.50%, 6/1/17	570	632
6.88%, 9/15/33	630	634
8.38%, 5/1/16	400	478
RadioShack Corp.
2.50%, 8/1/13 (b)	563	576
Rayonier TRS Holdings, Inc.
3.75%, 10/15/12	488	587
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	614	808
Sable International Finance Ltd.
7.75%, 2/15/17 (b)	1,255	1,324
SAIC, Inc.
5.95%, 12/1/40 (b)	550	570
SBA Telecommunications, Inc.
8.25%, 8/15/19	685	760
Southern Copper Corp.,
5.38%, 4/16/20 (e)	285	291
6.75%, 4/16/40	420	424
Symantec Corp., Series B
1.00%, 6/15/13 (e)	488	591
Systems 2001 Asset Trust LLC
6.66%, 9/15/13 (b)	1,262	1,347
Tech Data Corp.
2.75%, 12/15/26	529	573
Teck Resources Ltd.
10.25%, 5/15/16	1,050	1,264
Telecom Italia Capital SA,
7.00%, 6/4/18	733	798
7.18%, 6/18/19	230	252

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Telefonica Europe BV
8.25%, 9/15/30	$811	$982
Time Warner Cable, Inc.
8.75%, 2/14/19	520	649
Time Warner, Inc.,
4.70%, 1/15/21	200	200
4.88%, 3/15/20	260	266
5.88%, 11/15/16	170	190
7.70%, 5/1/32	66	77
Vale Overseas Ltd.,
5.63%, 9/15/19	694	730
6.88%, 11/10/39	104	112
Verisk Analytics, Inc.
5.80%, 5/1/21	950	954
Vivendi SA
6.63%, 4/4/18 (b)	758	850
Warner Chilcott Co. LLC
7.75%, 9/15/18 (b)	800	842
Weatherford International Ltd.
9.63%, 3/1/19	725	925
Woolworths Ltd.
4.00%, 9/22/20 (b)	850	823
WPP Finance UK
8.00%, 9/15/14	864	1,008
Wyndham Worldwide Corp.
5.63%, 3/1/21	800	794
Wynn Las Vegas Corp.
7.75%, 8/15/20	1,305	1,390
		68,455
Utilities (2.3%)
Enel Finance International N.V.
5.13%, 10/7/19 (b)	1,305	1,318
Energy Transfer Partners LP
9.00%, 4/15/19	875	1,107
Enterprise Products Operating LLC
5.20%, 9/1/20	635	656
EQT Corp.
8.13%, 6/1/19	400	478
Exelon Generation Co. LLC
6.25%, 10/1/39	1,585	1,556
FirstEnergy Solutions Corp.
6.05%, 8/15/21 (e)	869	902
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	1,125	1,096
NRG Energy, Inc.
8.50%, 6/15/19 (e)	665	703
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	614	667
		8,483
		136,585

	Face Amount (000)	Value (000)
Mortgages — Other (11.1%)
American Express Co.,
9.63%, 12/1/12 (f)(g)	$1	$—	@
American Home Mortgage Investment Trust
0.43%, 12/25/46 (c)	3,291	2,173
Banc of America Alternative Loan Trust,
5.25%, 1/25/21	2,666	2,554
6.00%, 4/25/36	2,065	2,043
Banc of America Funding Corp.
0.62%, 8/25/36 (c)	1,009	940
Chase Mortgage Finance Corp.
5.50%, 11/25/35	1,104	1,058
Chaseflex Trust
6.00%, 2/25/37	1,800	1,318
Countrywide Alternative Loan Trust
0.60%, 9/25/35 (c)	1,705	1,083
Countrywide Home Loan Mortgage Pass Through Trust
6.00%, 8/25/37	3,458	2,986
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	1,551	1,464
6.25%, 8/25/36	1,444	1,121
GMAC Mortgage Corp. Loan Trust,
4.25%, 7/25/40 (b)	1,265	1,279
5.75%, 4/25/36	747	721
Greenwich Capital Commercial Funding Corp.
5.87%, 12/10/49 (c)	1,275	1,258
GS Mortgage Securities Corp.
7.50%, 9/25/36 (b)(c)	1,668	1,485
GSR Mortgage Loan Trust
6.00%, 2/25/36	1,059	1,006
JP Morgan Mortgage Trust,
6.00%, 6/25/37	1,083	1,002
6.25%, 7/25/36	1,920	1,878
LB-UBS Commercial Mortgage Trust
6.17%, 9/15/45 (c)	1,050	1,070
Lehman Mortgage Trust,
5.50%, 11/25/35 - 2/25/36	2,809	2,674
6.50%, 9/25/37	2,346	1,979
Luminent Mortgage Trust
0.39%, 1/25/37 (c)	2,858	1,871
Mastr Adjustable Rate Mortgages Trust
1.23%, 4/25/46 (c)	878	23
Mastr Alternative Loans Trust
6.50%, 3/25/35	2,149	2,137
Structured Adjustable Rate Mortgage Loan Trust
0.55%, 9/25/34 (c)	440	359
Structured Asset Mortgage Investments, Inc.
0.48%, 8/25/36 (c)	2,825	931
WaMu Mortgage Pass Through Certificates,
1.08%, 5/25/47 (c)	2,861	2,015
1.29%, 7/25/46 (c)	2,311	1,551
		39,979

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (1.4%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	$665	$592
City of Chicago, IL
6.40%, 1/1/40	255	246
City of New York, NY
5.97%, 3/1/36	545	546
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	877	851
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	563	538
6.66%, 4/1/57	1,076	1,017
New York City Transitional Finance Authority
5.27%, 5/1/27	540	556
State of California, General Obligation Bonds
5.95%, 4/1/16	830	886
		5,232
Sovereign (1.4%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)	775	821
Export - Import Bank of Korea
4.13%, 9/9/15	600	617
Federative Republic of Brazil
6.00%, 1/17/17	1,096	1,234
Ireland Government Bond
5.40%, 3/13/25	1,034	991
Korea Development Bank
4.38%, 8/10/15 (e)	875	909
State of Qatar
4.00%, 1/20/15 (b)	645	669
		5,241
U.S. Agency Securities (3.0%)
Federal Home Loan Mortgage Corporation,
3.00%, 7/28/14 (e)	5,419	5,667
4.88%, 6/13/18	279	311
5.13%, 11/17/17 (e)	2,265	2,555
6.75%, 3/15/31	985	1,259
Federal National Mortgage Association
5.38%, 6/12/17 (e)	900	1,028
		10,820
U.S. Treasury Securities (6.3%)
U.S. Treasury Bonds,
3.50%, 2/15/39	1,000	839
4.25%, 5/15/39 (e)	2,782	2,669
4.38%, 11/15/39 (e)	1,023	1,001
7.50%, 11/15/24	13,150	18,149
		22,658
Total Fixed Income Securities (Cost $349,352)		351,233

	Shares	Value (000)
Short-Term Investments (19.0%)
Securities held as Collateral on Loaned Securities (3.2%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	9,862,632	$9,863
	Face Amount (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $517; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% due 9/29/11; U.S. Treasury Note 4.25% due 9/30/12; valued at $527)	$517	517
Nomura Holdings, Inc., (0.24%, dated 3/31/11, due 4/1/11; proceeds $997; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $1,017)	997	997
		1,514
Total Securities held as Collateral on Loaned Securities (Cost $11,377)		11,377
	Shares
Investment Company (11.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	41,636,403	41,636
	Face Amount (000)
U.S. Treasury Securities (4.2%)
U.S. Treasury Bills,
0.10%, 4/7/11 (e)(h)	$11,000	11,000
0.16%, 4/28/11 (e)(h)(i)(j)	4,075	4,075
		15,075
Total Short-Term Investments (Cost $68,088)		68,088
Total Investments (116.5%) (Cost $417,440) Including $20,901 of Securities Loaned		419,321
Liabilities in Excess of Other Assets (-16.5%)		(59,371)
Net Assets (100.0%)		$359,950

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2011.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

(d)  When-issued security.

(e)  All or a portion of the security was on loan at March 31, 2011.

(f)  Security has been deemed illiquid at March 31, 2011.

(g)  At March 31, 2011, the Portfolio held a fair valued security valued at less than $500, representing less than 0.01% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(h)  Rate shown is the yield to maturity at March 31, 2011.

(i)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(j)  All or a portion of the security was pledged as collateral for swap agreements.

@  Face Amount/Value is less than $500.

Inv Fl  Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2011.

IO  Interest Only

PAC  Planned Amortization Class

REIT  Real Estate Investment Trust

REMIC  Real Estate Mortgage Investment Conduit

STRIPS  Separate Trading of Registered Interest and Principal of Securities

TBA  To Be Announced

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	JPY	80,000	$962	4/18/11	USD	994	$994	$32
UBS AG	CHF	1,120	1,219	4/15/11	USD	1,205	1,205	(14)
UBS AG	CHF	750	817	4/15/11	USD	802	802	(15)
UBS AG	USD	607	607	4/15/11	NOK	3,400	614	7
UBS AG	USD	584	584	4/15/11	SEK	3,700	586	2
UBS AG	USD	514	514	4/15/11	SEK	3,300	522	8
UBS AG	USD	510	510	4/15/11	SEK	3,300	522	12
UBS AG	USD	503	503	4/15/11	NOK	2,850	515	12
UBS AG	USD	503	503	4/15/11	NOK	2,850	515	12
UBS AG	USD	411	411	4/15/11	NOK	2,300	416	5
UBS AG	USD	407	407	4/15/11	SEK	2,600	411	4
UBS AG	EUR	836	1,184	4/18/11	USD	1,159	1,159	(25)
UBS AG	JPY	80,000	962	4/18/11	USD	1,012	1,012	50
			$9,183				$9,273	$90

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	85	$18,541	Jun-11	$6
U.S. Treasury 5 yr. Note	352	41,110	Jun-11	(75)
U.S. Treasury 30 yr. Bond	27	3,245	Jun-11	3
U.S. Treasury Ultra Bond	50	6,178	Jun-11	(19)
Short:
90Day Euro$	21	(5,132)	Mar-13	(7)
90Day Euro$	21	(5,118)	Jun-13	(7)
90Day Euro$	21	(5,105)	Sep-13	(8)
90Day Euro$	21	(5,092)	Dec-13	(8)
German Euro Bund	7	(1,203)	Jun-11	2
U.S. Treasury 10 yr. Note	118	(14,046)	Jun-11	10
				$(103)

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	4.80%	12/9/20		$12,305	$(47)
Bank of America	3 Month LIBOR	Receive	4.06	12/9/40		2,995	77
Barclays Capital	3 Month STIBOR	Receive	3.11	6/22/12	SEK	109,776	2
Barclays Capital	3 Month STIBOR	Pay	3.83	3/22/15		224,899	(31)
Barclays Capital	3 Month STIBOR	Receive	3.93	3/22/21		116,232	91
Credit Suisse	3 Month LIBOR	Receive	0.80	10/28/13		$39,890	373
Credit Suisse	3 Month CDOR	Receive	2.18	9/8/15	CAD	15,536	461
Credit Suisse	3 Month CDOR	Receive	2.21	9/8/15		11,200	318
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17		$16,715	(702)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD	18,197	(433)
Credit Suisse	3 Month CDOR	Pay	4.12	9/8/20		13,120	(282)
Deutsche Bank	3 Month STIBOR	Receive	3.04	6/17/12	SEK	25,100	2
Deutsche Bank	3 Month STIBOR	Pay	3.78	3/17/15		51,410	(14)
Deutsche Bank	3 Month STIBOR	Receive	3.83	3/17/21		26,660	36
Goldman Sachs	6 Month LIBOR	Pay	4.90	3/4/21	GBP	12,810	44
Goldman Sachs	6 Month LIBOR	Receive	4.18	3/4/41		2,960	(47)
UBS AG	3 Month LIBOR	Pay	4.65	12/7/20		$12,315	(118)
UBS AG	3 Month LIBOR	Receive	4.00	12/7/40		2,940	105
							$(165)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$4,230	3 Month LIBOR	Receive	11/15/19	$(304)	$(497)
Barclays Capital	9,276	3 Month LIBOR	Receive	11/15/21	(688)	(1,081)
						$(1,578)

CDOR  Canadian Dealer Offered Rate

LIBOR  London Interbank Offered Rate

STIBOR  Stockholm Interbank Offered Rate

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$9,647	$—		$9,647
Agency Fixed Rate Mortgages	—	95,760	—		95,760
Asset-Backed Securities	—	7,434	—		7,434
Collateralized Mortgage Obligations — Agency Collateral Series	—	10,705	—		10,705
Commercial Mortgage Backed Securities	—	7,172	—		7,172
Corporate Bonds	—	136,585	—		136,585
Mortgages — Other	—	39,979	—	@	39,979
Municipal Bonds	—	5,232	—		5,232
Sovereign	—	5,241	—		5,241
U.S. Agency Securities	—	10,820	—		10,820
U.S. Treasury Securities	—	22,658	—		22,658
Total Fixed Income Securities	—	351,233	—	@	351,233
Short-Term Investments
Investment Companies	51,499	—	—		51,499
Repurchase Agreements	—	1,514	—		1,514
U.S. Treasury Securities	—	15,075	—		15,075
Total Short-Term Investments	51,499	16,589	—		68,088
Foreign Currency Exchange Contracts	—	144	—		144
Futures Contracts	21	—	—		21
Interest Rate Swap Agreements	—	1,509	—		1,509
Total Assets	51,520	369,475	—	@	420,995
Liabilities:
Foreign Currency Exchange Contracts	—	(54)	—		(54)
Futures Contracts	(124)	—	—		(124)
Interest Rate Swap Agreements	—	(1,674)	—		(1,674)
Zero Coupon Swap Agreements	—	(1,578)	—		(1,578)
Total Liabilities	(124)	(3,306)	—		(3,430)
Total	$51,396	$366,169	$—	@	$417,565

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011 the Portfolio did not have any significant investments transfer between valuation levels.

Fair Value Measurement Information: (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Fixed Income Securities (000)
Balance as of 9/30/10	$—	@
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$—	@
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—

@  Valued at less than $500.

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	23.5%
Industrials	16.8
Other**	15.8
Finance	14.6
Short-Term Investments	13.9
Mortgages — Other	9.8
U.S. Treasury Securities	5.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2011.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (94.3%)
Agency Adjustable Rate Mortgages (2.5%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
5.50%, 5/1/37	$317	$337
5.94%, 12/1/36	211	224
6.06%, 2/1/37	104	110
IO REMIC
5.89%, 7/15/37	799	119
Federal National Mortgage Association,
Conventional Pools:
2.60%, 7/1/35	218	229
5.69%, 3/1/38	80	85
6.04%, 10/25/40	179	195
Government National Mortgage Association,
Various Pools:
2.13%, 11/20/25	53	55
2.63%, 7/20/25	6	7
3.38%, 2/20/25 - 2/20/28	533	553
		1,914
Agency Fixed Rate Mortgages (25.8%)
Federal Home Loan Mortgage Corporation,
April TBA:
4.00%, 4/25/26 (a)	750	771
Gold Pools:
5.00%, 10/1/35 - 6/1/40	962	1,009
6.00%, 2/1/32 - 8/1/38	2,171	2,362
6.50%, 7/1/25 - 3/1/32	106	121
7.50%, 5/1/16 - 5/1/35	165	187
8.00%, 8/1/32	50	59
8.50%, 8/1/31	52	62
Federal National Mortgage Association,
April TBA:
4.50%, 4/25/41 (a)	2,300	2,341
Conventional Pools:
5.00%, 3/1/39	2,018	2,120
5.50%, 1/1/36 - 1/1/37	2,543	2,732
6.00%, 10/1/31 - 7/1/37	705	769
6.50%, 6/1/26 - 2/1/39	625	707
7.00%, 10/1/28 - 6/1/32	92	106
7.50%, 8/1/37	135	157
8.00%, 2/1/12 - 4/1/33	104	120
8.50%, 10/1/32	100	118
11.25%, 8/1/13	4	4
IO REMIC
5.00%, 10/25/38	891	137
Government National Mortgage Association,
April TBA:
4.00%, 4/25/41 (a)	3,225	3,226
IO REMIC
5.00%, 2/16/41	198	38
Various Pools:
3.38%, 3/20/25	85	89
4.50%, 4/15/39 - 5/15/40	2,381	2,462
		19,697

	Face Amount (000)	Value (000)
Asset-Backed Securities (4.9%)
Ally Master Owner Trust
2.88%, 4/15/15 (b)	$250	$256
ARI Fleet Lease Trust
1.71%, 8/15/18 (b)(c)	96	97
CarMax Auto Owner Trust
1.29%, 9/15/15	250	249
CLI Funding LLC
4.50%, 3/18/26 (b)	250	247
Discover Card Master Trust
0.61%, 8/15/16 (c)	325	326
Ford Credit Floorplan Master Owner Trust
2.12%, 2/15/16	200	201
Great America Leasing Receivables
1.69%, 2/15/14 (b)	325	326
Honda Auto Receivables Owner Trust
1.13%, 10/15/14	275	275
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (b)	300	301
Mercedes-Benz Auto Lease Trust
1.18%, 11/15/13 (b)	400	401
MMCA Automobile Trust
1.22%, 1/15/15 (b)	250	249
Residential Asset Securities Corp.
0.36%, 4/25/37 (c)	37	37
Volkswagen Auto Loan Enhanced Trust
1.22%, 6/22/15	415	414
World Omni Auto Receivables Trust,
2011-A A3
1.11%, 5/15/15	350	350
		3,729
Collateralized Mortgage Obligations — Agency Collateral Series (2.2%)
Federal Home Loan Mortgage Corporation,
IO REMIC
6.21%, 6/15/40 (c)	2,800	467
IO STRIPS
8.00%, 1/1/28	36	9
PAC REMIC
10.00%, 6/15/20	4	4
Federal National Mortgage Association,
IO
6.14%, 9/25/20 (c)	1,991	398
IO REMIC
6.45%, 2/25/24 (c)	733	81
IO STRIPS
5.00%, 1/25/41 (c)	435	89
REMIC
7.00%, 9/25/32	213	238
Government National Mortgage Association,
IO REMIC
0.85%, 8/20/58 (c)	3,391	124
IO
6.35%, 4/16/41 (d)	1,500	267
		1,677

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage Backed Securities (4.3%)
Citigroup Commercial Mortgage Trust (See Note G-2),
5.43%, 10/15/49	$340	$364
5.70%, 12/10/49 (c)	456	494
5.73%, 3/15/49 (c)	493	538
DBUBS Mortgage Trust,
5.00%, 11/10/46 (b)	300	312
5.47%, 11/10/46 (b)(c)	210	212
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	320	339
GS Mortgage Securities Corp. II,
5.36%, 3/10/44	200	203
5.55%, 4/10/38 (c)	230	247
JP Morgan Chase Commercial Mortgage Securities Corp.
4.72%, 2/15/46 (b)	180	181
WF-RBS Commercial Mortgage Trust
4.87%, 2/15/44 (b)(c)	370	379
		3,269
Corporate Bonds (30.4%)
Finance (15.4%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	146	146
Aegon N.V.
4.63%, 12/1/15	200	208
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (b)	323	325
American International Group, Inc.
6.40%, 12/15/20	125	134
Bank of America Corp.,
5.63%, 7/1/20	45	46
5.75%, 12/1/17	465	491
Barclays Bank PLC,
6.05%, 12/4/17 (b)	115	120
6.75%, 5/22/19 (e)	106	120
Bear Stearns Cos. LLC (The)
6.40%, 10/2/17	285	321
Boston Properties LP
5.88%, 10/15/19	30	33
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	129	134
7.13%, 6/15/12	230	244
Capital One Bank, USA NA
8.80%, 7/15/19	285	359
Citigroup, Inc. (See Note G-2),
6.13%, 11/21/17	390	425
8.50%, 5/22/19	76	94
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.75%, 1/15/20 (b)	365	377
Credit Agricole SA
3.50%, 4/13/15 (b)	320	322
Credit Suisse AG
5.40%, 1/14/20	175	177

	Face Amount (000)	Value (000)
Credit Suisse, New York,
5.30%, 8/13/19	$190	$200
6.00%, 2/15/18	61	65
Dexus Diversfied Trust/Dexus Office Trust
5.60%, 3/15/21 (b)	125	124
Digital Realty Trust LP
5.25%, 3/15/21	200	197
Farmers Exchange Capital
7.05%, 7/15/28 (b)	425	427
Fifth Third Bancorp
3.63%, 1/25/16	80	80
General Electric Capital Corp.,
5.30%, 2/11/21 (e)	120	122
5.63%, 5/1/18	410	444
6.00%, 8/7/19	231	253
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	550	597
7.50%, 2/15/19	120	140
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	125	127
HBOS PLC
6.75%, 5/21/18 (b)	357	350
HCP, Inc.
5.38%, 2/1/21	50	51
HSBC Holdings PLC
5.10%, 4/5/21 (d)	155	156
ING Bank N.V.
3.00%, 9/1/15 (b)(e)	130	127
JPMorgan Chase & Co.
4.95%, 3/25/20	70	71
Merrill Lynch & Co., Inc.
6.88%, 4/25/18	67	74
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	190	186
Nationwide Building Society
6.25%, 2/25/20 (b)(e)	385	401
Nationwide Financial Services
5.38%, 3/25/21 (b)	100	99
Pacific LifeCorp
6.00%, 2/10/20 (b)	150	160
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	134	143
PNC Funding Corp.
5.13%, 2/8/20	110	116
Principal Financial Group, Inc.
8.88%, 5/15/19	167	213
Prudential Financial, Inc.,
4.75%, 9/17/15	194	207
7.38%, 6/15/19	100	118
Reinsurance Group of America, Inc.
6.45%, 11/15/19	136	147
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	325	338

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (b)	$200	$193
Societe Generale
3.10%, 9/14/15 (b)	130	128
Standard Chartered Bank
6.40%, 9/26/17 (b)	100	108
Standard Chartered PLC
3.85%, 4/27/15 (b)	200	205
Svenska Handelsbanken AB
5.13%, 3/30/20 (b)	185	194
UnitedHealth Group, Inc.
6.63%, 11/15/37	225	245
US Bank NA
3.78%, 4/29/20 (c)	275	280
US Central Federal Credit Union, (U.S. Government Guaranteed)
1.90%, 10/19/12	421	429
Wells Fargo & Co.
3.68%, 6/15/16	130	131
		11,722
Industrials (11.8%)
Agilent Technologies, Inc.
5.50%, 9/14/15	126	137
Albemarle Corp.
4.50%, 12/15/20 (e)	125	123
Altria Group, Inc.,
4.13%, 9/11/15	115	120
9.25%, 8/6/19	88	115
Anglo American Capital PLC
9.38%, 4/8/19 (b)(e)	210	280
ArcelorMittal
9.85%, 6/1/19	109	138
AT&T, Inc.,
6.30%, 1/15/38	80	81
6.55%, 2/15/39	100	105
BAT International Finance PLC
9.50%, 11/15/18 (b)	190	252
Best Buy Co., Inc.
3.75%, 3/15/16	180	178
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	99	118
Comcast Corp.,
5.15%, 3/1/20 (e)	110	115
5.70%, 5/15/18	32	35
Cooper US, Inc.
5.25%, 11/15/12	139	148
Corning, Inc.
7.25%, 8/15/36	90	103
COX Communications, Inc.
8.38%, 3/1/39 (b)	36	46
CVS Pass-Through Trust,
6.04%, 12/10/28	200	207
8.35%, 7/10/31 (b)	146	175

	Face Amount (000)	Value (000)
Daimler Finance North America LLC,
7.30%, 1/15/12	$163	$171
8.50%, 1/18/31	71	96
Darden Restaurants, Inc.
6.20%, 10/15/17 (e)	235	260
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
4.60%, 2/15/21	80	78
5.88%, 10/1/19	122	132
7.63%, 5/15/16	18	20
Genzyme Corp.
3.63%, 6/15/15	125	130
Gilead Sciences, Inc.
4.50%, 4/1/21	155	153
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	125	126
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	115	126
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	82	86
Home Depot, Inc.
5.88%, 12/16/36	197	196
KLA-Tencor Corp.
6.90%, 5/1/18	116	128
Kraft Foods, Inc.
5.38%, 2/10/20	220	233
L-3 Communications Corp.
4.75%, 7/15/20	145	145
Marathon Petroleum Corp.
5.13%, 3/1/21 (b)	75	76
Medco Health Solutions, Inc.
7.13%, 3/15/18	138	161
Mosaic Co. (The)
7.63%, 12/1/16 (b)	245	265
NBC Universal Media LLC
5.15%, 4/30/20 (b)	150	155
News America, Inc.
7.85%, 3/1/39	218	258
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	85	89
Omnicom Group, Inc.
4.45%, 8/15/20	100	99
Petrobras International Finance Co.
5.75%, 1/20/20	180	187
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	75	78
Quest Diagnostics, Inc.
6.95%, 7/1/37	245	270
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	121	159
SAIC, Inc.
5.95%, 12/1/40 (b)	100	104
Southern Copper Corp.,
5.38%, 4/16/20 (e)	45	46
6.75%, 4/16/40	70	71

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Investment Grade Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Systems 2001 Asset Trust LLC
6.66%, 9/15/13 (b)	$268	$286
Telecom Italia Capital SA,
7.00%, 6/4/18	62	67
7.18%, 6/18/19	119	130
Telefonica Europe BV
8.25%, 9/15/30 (e)	184	223
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC
3.00%, 6/15/15	170	172
Time Warner Cable, Inc.,
6.75%, 6/15/39 (e)	80	84
8.25%, 4/1/19	34	41
Time Warner, Inc.
7.70%, 5/1/32	119	139
Vale Overseas Ltd.,
5.63%, 9/15/19	116	122
6.88%, 11/10/39	21	23
Verizon Communications, Inc.,
4.60%, 4/1/21	170	170
6.35%, 4/1/19	125	142
Viacom, Inc.
6.88%, 4/30/36	126	138
Vivendi SA
6.63%, 4/4/18 (b)	102	114
Weatherford International Ltd.
9.63%, 3/1/19	185	236
Woolworths Ltd.
4.00%, 9/22/20 (b)	140	135
WPP Finance UK
8.00%, 9/15/14	136	159
		8,955
Utilities (3.2%)
EDF SA
4.60%, 1/27/20 (b)	90	92
Enel Finance International N.V.
5.13%, 10/7/19 (b)	300	303
Energy Transfer Partners LP
9.00%, 4/15/19	150	190
Enterprise Products Operating LLC
6.50%, 1/31/19	269	306
Exelon Generation Co. LLC
6.25%, 10/1/39	350	344
FirstEnergy Solutions Corp.
6.05%, 8/15/21 (e)	221	229
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	175	171
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	450	496
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36 (e)	306	332
		2,463
		23,140

	Face Amount (000)	Value (000)
Municipal Bonds (1.7%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	$110	$98
City of Chicago, IL
6.40%, 1/1/40	40	39
City of New York, NY
5.97%, 3/1/36	95	95
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	231	224
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	95	91
6.66%, 4/1/57	175	165
New York City Transitional Finance Authority
5.27%, 5/1/27	90	93
North Carolina State Education Assistance Authority
1.21%, 1/26/26 (c)	250	248
State of California, General Obligation Bonds
5.95%, 4/1/16	195	208
		1,261
Sovereign (0.9%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)(e)	125	132
Export - Import Bank of Korea
4.13%, 9/9/15 (e)	100	103
Federative Republic of Brazil
6.00%, 1/17/17	289	325
Korea Development Bank
4.38%, 8/10/15 (e)	140	146
		706
U.S. Agency Securities (4.2%)
Federal Home Loan Mortgage Corporation,
2.88%, 2/9/15	300	311
4.88%, 6/13/18 (e)	1,360	1,514
Federal National Mortgage Association
2.50%, 5/15/14 (e)	1,360	1,405
		3,230
U.S. Treasury Securities (17.4%)
U.S. Treasury Bonds,
3.50%, 2/15/39	200	168
4.38%, 11/15/39 (e)	1,000	979
4.63%, 2/15/40 (e)	550	561
7.50%, 11/15/24	2,775	3,830
U.S. Treasury Notes,
1.25%, 8/31/15	900	872
1.75%, 3/31/14 (e)	1,000	1,015
2.25%, 1/31/15 (e)	920	939
3.00%, 9/30/16 (e)	1,156	1,191
3.25%, 12/31/16 (e)	1,500	1,559
3.63%, 8/15/19	2,100	2,171
		13,285
Total Fixed Income Securities (Cost $69,645)		71,908

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Investment Grade Fixed Income Portfolio

	Shares	Value (000)
Short-Term Investments (25.0%)
Securities held as Collateral on Loaned Securities (10.6%)
Investment Company (9.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	6,986,394	$6,986
	Face Amount (000)
Repurchase Agreements (1.4%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $366; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% due 9/29/11; U.S. Treasury Note 4.25% due 9/30/12; valued at $373)	$366	366
Nomura Holdings, Inc., (0.24%, dated 3/31/11, due 4/1/11; proceeds $707; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $721)	707	707
		1,073
Total Securities held as Collateral on Loaned Securities (Cost $8,059)		8,059
	Shares
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	2,833,148	2,833
	Face Amount (000)
U.S. Treasury Securities (10.7%)
U.S. Treasury Bills,
0.06%, 5/19/11 (e)(f)	$3,400	3,400
0.10%, 4/7/11 (f)	3,875	3,875
0.16%, 4/28/11 (f)(g)(h)	875	875
		8,150
Total Short-Term Investments (Cost $19,042)		19,042
Total Investments (119.3%) (Cost $88,687) Including $12,425 of Securities Loaned		90,950
Liabilities in Excess of Other Assets (-19.3%)		(14,727)
Net Assets (100.0%)		$76,223

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2011.

(d)  When-issued security.

(e)  All or a portion of the security was on loan at March 31, 2011.

(f)  Rate shown is the yield to maturity at March 31, 2011.

(g)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(h)  All or a portion of the security was pledged as collateral for swap agreements.

IO  Interest Only

PAC  Planned Amortization Class

REMIC  Real Estate Mortgage Investment Conduit

STRIPS  Separate Trading of Registered Interest and Principal of Securities

TBA  To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	10	$2,181	Jun-11	$1
U.S. Treasury 5 yr. Note	65	7,591	Jun-11	(8)
U.S. Treasury 30 yr. Bond	3	361	Jun-11	— @
Short:
90Day Euro$	3	(733)	Mar-13	(1)
90Day Euro$	3	(731)	Jun-13	(1)
90Day Euro$	3	(729)	Sep-13	(1)
90Day Euro$	3	(727)	Dec-13	(1)
U.S. Treasury 10 yr. Note	53	(6,309)	Jun-11	(6)
				$(17)
The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Investment Grade Fixed Income Portfolio

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	4.80%	12/9/20	$2,390	$(9)
Bank of America	3 Month LIBOR	Receive	4.06	12/9/40	580	15
Credit Suisse	3 Month LIBOR	Receive	0.80	10/28/13	7,740	72
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17	3,240	(136)
UBS AG	3 Month LIBOR	Pay	4.65	12/7/20	2,390	(23)
UBS AG	3 Month LIBOR	Receive	4.00	12/7/40	570	20
						$(61)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$2,605	3 Month LIBOR	Receive	11/15/19	$(187)	$(306)
JP Morgan Chase	686	3 Month LIBOR	Receive	5/15/21	(51)	(86)
						$(392)

@  Value is less than $500.

LIBOR  London Interbank Offered Rate

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,914	$—	$1,914
Agency Fixed Rate Mortgages	—	19,697	—	19,697
Asset-Backed Securities	—	3,729	—	3,729
Collateralized Mortgage Obligations — Agency Collateral Series	—	1,677	—	1,677
Commercial Mortgage Backed Securities	—	3,269	—	3,269
Corporate Bonds	—	23,140	—	23,140
Municipal Bonds	—	1,261	—	1,261
Sovereign	—	706	—	706
U.S. Agency Securities	—	3,230	—	3,230
U.S. Treasury Securities	—	13,285	—	13,285
Total Fixed Income Securities	—	71,908	—	71,908

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Companies	$9,819	$—	$—	$9,819
Repurchase Agreements	—	1,073	—	1,073
U.S. Treasury Securities	—	8,150	—	8,150
Total Short-Term Investments	9,819	9,223	—	19,042
Futures Contracts	1	—	—	1
Interest Rate Swap Agreements	—	107	—	107
Total Assets	9,820	81,238	—	91,058
Liabilities:
Futures Contracts	(18)	—	—	(18)
Interest Rate Swap Agreements	—	(168)	—	(168)
Zero Coupon Swap Agreements	—	(392)	—	(392)
Total Liabilities	(18)	(560)	—	(578)
Total	$9,802	$80,678	$—	$90,480

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Investment Grade Fixed Income Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	23.8%
Other**	22.1
U.S. Treasury Securities	16.0
Finance	14.1
Short-Term Investments	13.2
Industrials	10.8
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2011.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.3%)
Agency Adjustable Rate Mortgages (1.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
5.48%, 1/1/38	$356	$380
6.06%, 2/1/37	321	340
Federal National Mortgage Association,
Conventional Pools:
2.54%, 5/1/35	957	1,008
5.69%, 3/1/38	196	208
		1,936
Agency Bond — Banking (FDIC Guaranteed) (1.2%)
FDIC Structured Sale Guaranteed Notes
Zero Coupon, 10/25/11 (a)(b)	2,300	2,293
Agency Fixed Rate Mortgages (0.9%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 9/1/19 - 11/1/29	19	22
7.50%, 11/1/19	2	3
12.00%, 6/1/15	7	8
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18 - 10/1/32	1,313	1,488
7.00%, 7/1/29 - 12/1/33	66	76
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 12/15/16	49	56
		1,653
Asset-Backed Securities (26.2%)
Ally Master Owner Trust,
2.01%, 1/15/15 (a)(b)	275	280
2.15%, 1/15/16	700	701
2.88%, 4/15/15 (b)	650	665
American Express Credit Account Master Trust
1.51%, 3/15/17 (a)	2,325	2,409
ARI Fleet Lease Trust
1.71%, 8/15/18 (a)(b)	468	472
Bank of America Auto Trust
2.13%, 9/15/13 (b)	1,222	1,231
BMW Floorplan Master Owner Trust
1.41%, 9/15/14 (a)(b)	2,600	2,629
Capital One Multi-Asset Execution Trust
0.34%, 9/15/15 (a)	1,355	1,349
Chase Issuance Trust
1.81%, 4/15/14 (a)	1,600	1,624
Chesapeake Funding LLC
2.26%, 12/15/20 (a)(b)	744	748
CIT Equipment Collateral
1.51%, 5/15/12 (b)	1,353	1,355
Citibank Credit Card Issuance Trust (See Note G-2)
2.25%, 12/23/14	1,950	1,992

	Face Amount (000)	Value (000)
CNH Equipment Trust,
1.17%, 5/15/15	$1,725	$1,723
1.54%, 7/15/14	1,725	1,737
Discover Card Master Trust
1.56%, 12/15/14 (a)	3,000	3,041
Ford Credit Floorplan Master Owner Trust,
1.81%, 9/15/14 (a)	2,600	2,636
4.20%, 2/15/17 (b)	1,150	1,217
GE Capital Credit Card Master Note Trust
2.36%, 4/15/15 (a)	3,850	3,918
GE Equipment Midticket LLC
0.94%, 7/14/14 (b)	1,200	1,199
Harley-Davidson Motorcycle Trust,
1.16%, 2/15/15	1,825	1,823
1.74%, 9/15/13	1,200	1,208
1.87%, 2/15/14	1,400	1,409
Huntington Auto Trust
3.94%, 6/17/13 (b)	1,296	1,312
Macquarie Equipment Funding Trust
1.21%, 9/20/13 (b)	1,525	1,527
MMAF Equipment Finance LLC
2.37%, 11/15/13 (b)	1,350	1,363
MMCA Automobile Trust
1.39%, 1/15/14 (b)	1,650	1,657
Navistar Financial Corp. Owner Trust
1.47%, 10/18/12 (b)	2,053	2,060
Nissan Auto Lease Trust
1.12%, 12/15/13	1,625	1,627
Nissan Master Owner Trust Receivables
1.41%, 1/15/15 (a)(b)	625	632
Volvo Financial Equipment LLC
1.06%, 6/15/12 (b)	1,973	1,975
Wheels SPV LLC
1.81%, 3/15/18 (a)(b)	684	688
World Omni Auto Receivables Trust,
2011-A A3
1.11%, 5/15/15	875	874
		49,081
Collateralized Mortgage Obligation — Agency Collateral Series (1.3%)
Federal Home Loan Mortgage Corporation, REMIC
7.50%, 9/15/29	2,132	2,401
Commercial Mortgage Backed Securities (1.2%)
Bear Stearns Commercial Mortgage Securities
5.20%, 1/12/41 (a)	690	736
LB-UBS Commercial Mortgage Trust
4.37%, 3/15/36	720	752
Wachovia Bank Commercial Mortgage Trust
5.31%, 7/15/41 (a)	665	714
		2,202

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (54.2%)
Finance (27.9%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	$1,850	$1,849
ABN Amro Bank N.V.
3.00%, 1/31/14 (b)	835	834
Aflac, Inc.
3.45%, 8/15/15	325	327
American Express Co.
7.25%, 5/20/14	1,680	1,912
American International Group, Inc.
3.65%, 1/15/14	745	759
Bank One Corp.
5.25%, 1/30/13	1,450	1,538
Barclays Bank PLC
2.50%, 1/23/13	1,030	1,049
BBVA Bancomer SA
4.50%, 3/10/16 (b)	955	962
BP Capital Markets PLC
3.88%, 3/10/15	595	618
Canadian Imperial Bank of Commerce
1.45%, 9/13/13	1,130	1,127
Capital One Financial Corp.
7.38%, 5/23/14	875	1,005
Cie de Financement Foncier
2.25%, 3/7/14 (b)	1,400	1,401
Citigroup, Inc. (See Note G-2)
4.59%, 12/15/15	1,385	1,434
Commonwealth Bank of Australia
2.75%, 10/15/12 (b)	2,400	2,453
Credit Suisse, New York
5.50%, 5/1/14	840	921
Deutsche Bank AG
2.38%, 1/11/13	1,105	1,123
Fifth Third Bancorp
3.63%, 1/25/16	395	395
General Electric Capital Corp.
2.25%, 11/9/15	3,005	2,890
Goldman Sachs Group, Inc. (The)
3.70%, 8/1/15	1,250	1,261
HCP, Inc.
2.70%, 2/1/14	575	577
HSBC Finance Corp.,
6.38%, 10/15/11	285	294
7.00%, 5/15/12	700	745
Intesa Sanpaolo SpA
3.63%, 8/12/15 (b)	550	532
Jefferies Group, Inc.
3.88%, 11/9/15	250	250
JPMorgan Chase & Co.
3.40%, 6/24/15	995	1,002
Macquarie Group Ltd.
7.30%, 8/1/14 (b)	720	799
MBNA Corp.
6.13%, 3/1/13	610	653

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc.
6.15%, 4/25/13	$1,500	$1,617
MetLife, Inc.
2.38%, 2/6/14	1,875	1,879
Monumental Global Funding III
5.25%, 1/15/14 (b)	1,115	1,178
Nationwide Building Society
4.65%, 2/25/15 (b)	840	852
Nissan Motor Acceptance Corp.
3.25%, 1/30/13 (b)	90	92
Nordea Bank AB
2.50%, 11/13/12 (b)	1,135	1,155
Northern Trust Corp.
5.50%, 8/15/13	1,060	1,161
Principal Financial Group, Inc.
7.88%, 5/15/14	816	943
Prudential Financial, Inc.
4.75%, 9/17/15	930	991
Royal Bank of Scotland PLC (The),
2.63%, 5/11/12 (b)	5,230	5,347
4.88%, 3/16/15	955	994
Societe Generale
3.10%, 9/14/15 (b)	320	315
Standard Chartered PLC
3.85%, 4/27/15 (b)	940	963
Svenska Handelsbanken AB
2.88%, 9/14/12 (b)	1,060	1,086
TD Ameritrade Holding Corp.
2.95%, 12/1/12	1,200	1,225
UBS AG/Stamford CT
3.88%, 1/15/15	1,140	1,169
Wells Fargo & Co.
3.75%, 10/1/14	2,365	2,480
		52,157
Industrials (21.1%)
Agilent Technologies, Inc.
4.45%, 9/14/12	1,325	1,374
Altria Group, Inc.
4.13%, 9/11/15	750	780
Amphenol Corp.
4.75%, 11/15/14	460	494
Anglo American Capital PLC
9.38%, 4/8/14 (b)	1,100	1,317
Anheuser-Busch InBev Worldwide, Inc.,
4.13%, 1/15/15	350	370
5.38%, 11/15/14	785	866
ArcelorMittal
9.00%, 2/15/15	610	731
AT&T, Inc.
4.95%, 1/15/13	2,510	2,675
Bacardi Ltd.
7.45%, 4/1/14 (b)	835	962
Best Buy Co., Inc.
3.75%, 3/15/16	875	865

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	$830	$880
Comcast Corp.
6.50%, 1/15/15	870	985
COX Communications, Inc.
4.63%, 6/1/13	690	733
CVS Caremark Corp.
5.75%, 8/15/11	635	647
Daimler Finance North America LLC
7.30%, 1/15/12	1,290	1,355
Delhaize Group SA
5.88%, 2/1/14	1,025	1,120
Devon Financing Corp. ULC
6.88%, 9/30/11	1,400	1,443
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/1/14	695	749
Dow Chemical Co. (The)
5.90%, 2/15/15	1,105	1,226
EOG Co. of Canada
7.00%, 12/1/11 (b)	1,325	1,377
Fiserv, Inc.
6.13%, 11/20/12	751	807
Harley-Davidson Funding Corp.
5.25%, 12/15/12 (b)	820	856
Home Depot, Inc.
5.40%, 3/1/16	630	697
Kraft Foods, Inc.
6.75%, 2/19/14	875	988
Kroger Co. (The)
7.50%, 1/15/14	725	826
Marathon Petroleum Corp.
3.50%, 3/1/16 (b)	1,070	1,074
Marriott International, Inc.
4.63%, 6/15/12	1,300	1,351
McKesson Corp.
3.25%, 3/1/16	1,070	1,079
Medco Health Solutions, Inc.
7.25%, 8/15/13	1,115	1,249
NBC Universal Media LLC
2.10%, 4/1/14 (b)	835	832
Nexen, Inc.
5.05%, 11/20/13	660	725
Potash Corp. of Saskatchewan, Inc.
5.25%, 5/15/14	1,105	1,205
Quest Diagnostics, Inc.
3.20%, 4/1/16	925	920
Telecom Italia Capital SA
5.25%, 11/15/13	1,055	1,115
Thermo Fisher Scientific, Inc.
3.25%, 11/20/14	690	718
Time Warner Cable, Inc.
8.25%, 2/14/14	700	814

	Face Amount (000)	Value (000)
Viacom, Inc.
4.38%, 9/15/14	$1,100	$1,175
Vodafone Group PLC
5.00%, 12/16/13	1,060	1,151
Yum! Brands, Inc.
8.88%, 4/15/11	850	852
		39,383
Multimedia (0.4%)
News America, Inc.
5.30%, 12/15/14	755	834
Utilities (4.8%)
Commonwealth Edison Co.
1.63%, 1/15/14	400	398
Dominion Resources, Inc.
5.70%, 9/17/12	1,275	1,356
EDF SA
5.50%, 1/26/14 (b)	1,105	1,211
Enel Finance International N.V.
3.88%, 10/7/14 (b)	1,115	1,153
FirstEnergy Solutions Corp.
4.80%, 2/15/15	755	793
NextEra Energy Capital Holdings, Inc.
5.35%, 6/15/13	825	884
Plains All American Pipeline L.P./PAA Finance Corp.
4.25%, 9/1/12	1,140	1,184
Sempra Energy
2.00%, 3/15/14	915	909
Spectra Energy Capital LLC
5.90%, 9/15/13	965	1,052
		8,940
		101,314
Mortgage — Other (0.4%)
FDIC Structured Sale Guaranteed Notes
0.80%, 2/25/48 (a)(b)	736	737
Municipal Bond (0.5%)
North Carolina State Education Assistance Authority
0.76%, 1/25/21	1,025	1,024
Non-U.S. Government — Guaranteed (6.2%)
Commonwealth Bank of Australia
2.50%, 12/10/12 (b)	2,300	2,361
Swedbank AB
2.90%, 1/14/13 (b)	5,900	6,060
Westpac Securities NZ Ltd.
2.50%, 5/25/12 (b)	3,020	3,079
		11,500
U.S. Treasury Security (5.2%)
U.S. Treasury Bonds
7.50%, 11/15/24	7,030	9,703
Total Fixed Income Securities (Cost $180,976)		183,844

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Shares	Value (000)
Short-Term Investments (2.4%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	1,923,739	$1,924
	Face Amount (000)
U.S. Treasury Security (1.4%)
U.S. Treasury Bills
0.16%, 4/28/11 (c)(d)(e)	$2,665	2,665
Total Short-Term Investments (Cost $4,589)		4,589
Total Investments (100.7%) (Cost $185,565)		188,433
Liabilities in Excess of Other Assets (-0.7%)		(1,363)
Net Assets (100.0%)		$187,070

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2011.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Rate shown is the yield to maturity at March 31, 2011.

(d)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(e)  All or a portion of the security was pledged as collateral for swap agreements.

REMIC  Real Estate Mortgage Investment Conduit

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	55	$6,547	Jun-11	$13
Short:
U.S. Treasury 2 yr. Note	81	(17,668)	Jun-11	(10)
U.S. Treasury 5 yr. Note	80	(9,343)	Jun-11	(10)
U.S. Treasury 30 yr. Bond	1	(121)	Jun-11	(1)
				$(8)

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	4.80%	12/9/20	$2,915	$(11)
Bank of America	3 Month LIBOR	Receive	4.06	12/9/40	710	18
Credit Suisse	3 Month LIBOR	Receive	0.80	10/28/13	18,775	176
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17	7,870	(331)
Goldman Sachs Group Inc.	3 Month LIBOR	Pay	4.67	12/7/20	2,920	(26)
Goldman Sachs Group Inc.	3 Month LIBOR	Receive	4.01	12/7/40	695	23
						$(151)

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Limited Duration Portfolio

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$3,918	3 Month LIBOR	Receive	11/15/19	$(281)	$(461)
Deutsche Bank	4,696	3 Month LIBOR	Pay	11/15/21	170	(184)
Deutsche Bank	4,009	3 Month LIBOR	Receive	11/15/21	(280)	(343)
JPMorgan Chase	186	3 Month LIBOR	Receive	11/15/19	(13)	(19)
JPMorgan Chase	4,419	3 Month LIBOR	Receive	11/15/20	(328)	(552)
						$(1,559)

LIBOR  London Interbank Offered Rate

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,936	$—	$1,936
Agency Bond — Banking (FDIC Guaranteed)	—	2,293	—	2,293
Agency Fixed Rate Mortgages	—	1,653	—	1,653
Asset-Backed Securities	—	49,081	—	49,081
Collateralized Mortgage Obligation — Agency Collateral Series	—	2,401	—	2,401
Commercial Mortgage Backed Securities	—	2,202	—	2,202
Corporate Bonds	—	101,314	—	101,314
Mortgage — Other	—	737	—	737
Municipal Bonds	—	1,024	—	1,024
Non-U.S. Government — Guaranteed	—	11,500	—	11,500
U.S. Treasury Securities	—	9,703	—	9,703
Total Fixed Income Securities	—	183,844	—	183,844

Fair Value Measurement Information: (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Company	$1,924	$—	$—	$1,924
U.S. Treasury Security	—	2,665	—	2,665
Total Short-Term Investments	1,924	2,665	—	4,589
Futures Contracts	13	—	—	13
Interest Rate Swap Agreements	—	217	—	217
Total Assets	1,937	186,726	—	188,663
Liabilities:
Futures Contracts	(21)	—	—	(21)
Interest Rate Swap Agreements	—	(368)	—	(368)
Zero Coupon Swap Agreements	—	(1,559)	—	(1,559)
Total Liabilities	(21)	(1,927)	—	(1,948)
Total	$1,916	$184,799	$—	$186,715

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Portfolio Composition

Classification	Percentage of Total Investments
Finance	27.7%
Asset-Backed Securities	26.0
Industrials	20.9
Other*	14.1
Non-U.S. Government — Guaranteed	6.1
U.S. Treasury Securities	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (95.9%)
Corporate Bonds (54.2%)
Finance (14.1%)
ACE INA Holdings, Inc.
6.70%, 5/15/36	$40	$46
Aetna, Inc.
6.63%, 6/15/36	40	44
Aflac, Inc.
6.90%, 12/17/39	75	79
AIG SunAmerica Global Financing X
6.90%, 3/15/32 (a)	17	19
Allstate Corp. (The),
5.95%, 4/1/36	65	66
6.13%, 12/15/32	30	31
American Express Co.
8.13%, 5/20/19	45	56
Barclays Bank PLC
5.13%, 1/8/20	100	102
Bear Stearns Cos. LLC (The)
7.25%, 2/1/18	45	53
Chubb Corp.
6.50%, 5/15/38	30	34
Citigroup, Inc. (See Note G-2),
5.85%, 12/11/34	225	221
6.88%, 3/5/38	30	33
Credit Suisse USA, Inc.
7.13%, 7/15/32	50	59
Farmers Exchange Capital
7.05%, 7/15/28 (a)	100	101
General Electric Capital Corp.,
5.88%, 1/14/38	280	277
6.15%, 8/7/37	5	5
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	290	293
Hartford Financial Services Group, Inc.
6.63%, 3/30/40	75	76
HSBC Holdings PLC
6.50%, 5/2/36	235	241
JPMorgan Chase & Co.
6.40%, 5/15/38	55	61
JPMorgan Chase Capital XXVII
7.00%, 11/1/39	55	57
Lincoln National Corp.
6.30%, 10/9/37	20	21
Lloyds TSB Bank PLC
5.80%, 1/13/20 (a)	100	100
Merrill Lynch & Co., Inc.
7.75%, 5/14/38	175	202
MetLife, Inc.,
5.70%, 6/15/35	95	95
10.75%, 8/1/39	30	42
Nationwide Building Society
6.25%, 2/25/20 (a)	100	104

	Face Amount (000)	Value (000)
Principal Financial Group, Inc.
6.05%, 10/15/36	$70	$72
Protective Life Corp.
8.45%, 10/15/39	50	56
Prudential Financial, Inc.
6.63%, 12/1/37	55	60
UnitedHealth Group, Inc.,
5.80%, 3/15/36	80	80
6.88%, 2/15/38	50	56
WellPoint, Inc.,
5.95%, 12/15/34	15	16
6.38%, 6/15/37	65	70
		2,928
Industrials (29.9%)
Agrium, Inc.
7.13%, 5/23/36	55	64
Alcoa, Inc.
5.95%, 2/1/37	125	118
Altria Group, Inc.,
9.95%, 11/10/38	45	63
10.20%, 2/6/39	80	114
Anadarko Petroleum Corp.
6.20%, 3/15/40	100	97
ArcelorMittal
7.00%, 10/15/39	60	60
AT&T, Inc.,
5.35%, 9/1/40 (a)	265	238
6.30%, 1/15/38	30	30
Browning-Ferris Industries, Inc.
7.40%, 9/15/35	50	59
BSKYB Finance UK PLC
6.50%, 10/15/35 (a)	50	54
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	40	48
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	55	59
CBS Corp.
7.88%, 7/30/30	35	41
Comcast Corp.
6.95%, 8/15/37	100	109
ConAgra Foods, Inc.,
7.00%, 10/1/28	20	22
8.25%, 9/15/30	80	96
Corning, Inc.
7.25%, 8/15/36	110	126
COX Communications, Inc.
8.38%, 3/1/39 (a)	20	25
CSX Corp.
6.15%, 5/1/37	60	64
CVS Pass-Through Trust,
6.04%, 12/10/28	98	102
8.35%, 7/10/31 (a)	29	35

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Daimler Finance North America LLC
8.50%, 1/18/31	$65	$88
Darden Restaurants, Inc.
6.80%, 10/15/37	50	55
Delhaize Group SA
5.70%, 10/1/40	85	78
Deutsche Telekom International Finance BV
8.75%, 6/15/30	85	112
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
6.35%, 3/15/40	40	40
Dr. Pepper Snapple Group, Inc.
7.45%, 5/1/38	75	92
Grupo Televisa SA
6.63%, 1/15/40	75	80
H.J. Heinz Finance Co.
6.75%, 3/15/32	45	51
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	40	44
Hess Corp.
7.13%, 3/15/33	55	63
Holcim Capital Corp. Ltd.
6.88%, 9/29/39 (a)	100	102
Home Depot, Inc.
5.88%, 12/16/36	140	140
International Paper Co.
7.30%, 11/15/39	95	107
JC Penney Corp., Inc.
7.40%, 4/1/37	50	48
KLA-Tencor Corp.
6.90%, 5/1/18	45	50
Kohl's Corp.
6.88%, 12/15/37	55	63
Koninklijke KPN N.V.
8.38%, 10/1/30	25	32
Koninklijke Philips Electronics N.V.
6.88%, 3/11/38	70	83
Kraft Foods, Inc.
6.88%, 1/26/39	90	100
Kroger Co. (The)
6.90%, 4/15/38	80	90
Lorillard Tobacco Co.
8.13%, 5/1/40	45	50
Lowe's Cos., Inc.
6.65%, 9/15/37	45	52
Meccanica Holdings USA
6.25%, 1/15/40 (a)	100	93
NBC Universal Media LLC
6.40%, 4/30/40 (a)	45	46
News America, Inc.,
6.40%, 12/15/35	160	165
6.65%, 11/15/37	15	16

	Face Amount (000)	Value (000)
Petro-Canada,
5.95%, 5/15/35	$55	$56
6.80%, 5/15/38	100	111
Petrobras International Finance Co.
6.88%, 1/20/40	95	100
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	85	88
Quest Diagnostics, Inc.,
5.75%, 1/30/40	30	29
6.95%, 7/1/37	80	88
Qwest Corp.
6.88%, 9/15/33	40	40
Ralcorp Holdings, Inc.
6.63%, 8/15/39	90	93
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	25	26
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	40	48
SAIC, Inc.
5.95%, 12/1/40 (a)	75	78
Southern Copper Corp.
6.75%, 4/16/40	45	45
Talisman Energy, Inc.
6.25%, 2/1/38	45	47
Target Corp.
7.00%, 1/15/38	100	118
Telecom Italia Capital SA
7.20%, 7/18/36	105	106
Telefonica Europe BV
8.25%, 9/15/30	115	139
Teva Pharmaceutical Finance Co. LLC
6.15%, 2/1/36	25	27
Time Warner Cable, Inc.
6.55%, 5/1/37	85	87
Time Warner, Inc.
7.70%, 5/1/32	195	228
Transocean, Inc.
6.80%, 3/15/38	80	84
Union Pacific Corp.
6.25%, 5/1/34	115	126
Vale Overseas Ltd.
6.88%, 11/21/36	50	53
Valero Energy Corp.,
6.63%, 6/15/37	65	66
9.38%, 3/15/19	40	51
Verizon Communications, Inc.,
5.85%, 9/15/35	120	120
8.95%, 3/1/39	115	157
Vivendi SA
6.63%, 4/4/18 (a)	40	45
Vodafone Group PLC
6.15%, 2/27/37	45	48

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Wal-Mart Stores, Inc.
6.50%, 8/15/37	$35	$40
Waste Management, Inc.
6.13%, 11/30/39	95	99
Weatherford International Ltd.
7.00%, 3/15/38	80	85
Williams Cos., Inc. (The)
7.75%, 6/15/31	63	75
Wyeth
5.95%, 4/1/37	35	38
Xerox Corp.
5.63%, 12/15/19	20	22
		6,227
Utilities (10.2%)
Columbus Southern Power Co.
6.60%, 3/1/33	30	34
Constellation Energy Group, Inc.
7.60%, 4/1/32	75	85
Detroit Edison Co. (The)
6.35%, 10/15/32	60	66
E.ON International Finance BV
6.65%, 4/30/38 (a)	25	29
EDF SA
5.60%, 1/27/40 (a)	30	30
Enbridge Energy Partners LP
7.50%, 4/15/38	50	60
Enel Finance International N.V.
6.00%, 10/7/39 (a)	100	91
Energy Transfer Partners LP,
7.50%, 7/1/38	60	70
9.00%, 4/15/19	40	50
Entergy Louisiana LLC
5.40%, 11/1/24	50	52
Enterprise Products Operating LLC
6.65%, 10/15/34	30	32
Exelon Generation Co. LLC
6.25%, 10/1/39	175	172
FirstEnergy Solutions Corp.
6.80%, 8/15/39	180	179
Kinder Morgan Energy Partners LP,
6.50%, 2/1/37	65	67
6.95%, 1/15/38	85	92
7.30%, 8/15/33	5	5
Nevada Power Co.
6.65%, 4/1/36	125	142
Nisource Finance Corp.
6.13%, 3/1/22	85	93
Ohio Edison Co.
6.88%, 7/15/36	65	71
Ohio Power Co.
6.60%, 2/15/33	110	122

	Face Amount (000)	Value (000)
Oncor Electric Delivery Co. LLC
7.50%, 9/1/38	$25	$30
Oneok Partners LP
6.85%, 10/15/37	75	82
Plains All American Pipeline LP/PAA Finance Corp.,
6.65%, 1/15/37	40	42
6.70%, 5/15/36	75	81
PPL Electric Utilities Corp.
6.45%, 8/15/37	30	34
Sempra Energy
6.00%, 10/15/39	125	128
Spectra Energy Capital LLC
7.50%, 9/15/38	45	53
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	125	139
		2,131
		11,286
Municipal Bonds (7.8%)
American Municipal Power-Ohio Inc.,
6.05%, 2/15/43	55	50
6.45%, 2/15/44	60	56
Bay Area Toll Authority
6.26%, 4/1/49	125	126
Chicago Board of Education
6.14%, 12/1/39	50	46
Chicago Illinois Transit Authority
6.20%, 12/1/40	85	76
City of New York, NY
5.97%, 3/1/36	80	80
County of Clark
6.82%, 7/1/45	105	104
County of Cook
6.23%, 11/15/34	45	43
District of Columbia
5.59%, 12/1/34	65	66
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	70	68
Indianapolis Local Public Improvement Bond Bank
6.12%, 1/15/40	35	36
Los Angeles Unified School District/CA
6.76%, 7/1/34	45	47
Metropolitan Transportation Authority
6.67%, 11/15/39	100	103
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	65	62
6.66%, 4/1/57	25	24
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/40	75	75
New York City Municipal Water Finance Authority
5.72%, 6/15/42	30	30
New York City Transitional Finance Authority
5.27%, 5/1/27	80	82

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Long Duration Fixed Income Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds (cont'd)
North Texas Tollway Authority
6.72%, 1/1/49	$90	$90
San Diego County Water Authority
6.14%, 5/1/49	25	25
San Francisco City & County Public Utilities Commission
6.00%, 11/1/40	55	54
State of California
7.55%, 4/1/39	160	175
State of Illinois
6.63%, 2/1/35	50	48
State of Washington
5.09%, 8/1/33	65	63
		1,629
Sovereign (3.1%)
Federative Republic of Brazil
8.25%, 1/20/34	210	279
Italian Republic
5.38%, 6/15/33	55	54
Republic of Panama
9.38%, 4/1/29	43	61
Republic of Peru
8.75%, 11/21/33	65	87
United Mexican States
6.05%, 1/11/40	165	171
		652
U.S. Agency Securities (3.1%)
Federal Home Loan Mortgage Corporation
6.75%, 3/15/31	500	639
U.S. Treasury Securities (27.7%)
U.S. Treasury Bonds,
3.50%, 2/15/39	1,600	1,342
3.88%, 8/15/40	1,000	895
4.25%, 11/15/40	1,500	1,435
5.50%, 8/15/28	610	706
6.75%, 8/15/26	450	588
7.50%, 11/15/24	580	801
		5,767
Total Fixed Income Securities (Cost $19,159)		19,973
	Shares
Short-Term Investments (3.0%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G-2)	238,930	239

	Face Amount (000)	Value (000)
U.S. Treasury Securities (1.9%)
U.S. Treasury Bills,
0.03%, 4/28/11 (b)(c)(d)	$100	$100
0.16%, 4/28/11 (b)(c)(d)	300	300
		400
Total Short-Term Investments (Cost $639)		639
Total Investments (98.9%) (Cost $19,798)		20,612
Other Assets in Excess of Liabilities (1.1%)		227
Net Assets (100.0%)		$20,839

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Rate shown is the yield to maturity at March 31, 2011.

(c)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(d)  All or a portion of the security was pledged as collateral for swap agreements.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 5 yr. Note	9	$1,051	Jun-11	$— @
U.S. Treasury 10 yr. Note	3	357	Jun-11	(2)
U.S. Treasury 30 yr. Bond	14	1,683	Jun-11	(16)
Short:
U.S. Treasury 2 yr. Note	14	(3,054)	Jun-11	(2)
Ultra Long U.S. Treasury Bond	3	(371)	Jun-11	(— )@
				$(20)

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Long Duration Fixed Income Portfolio

Interest Rate Swap Agreements

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	4.80%	12/9/20		$880	$(3)
Bank of America	3 Month LIBOR	Receive	4.06	12/9/40		215	6
Barclays Capital	3 Month STIBOR	Receive	3.11	6/22/12	SEK	5,762	— @
Barclays Capital	3 Month STIBOR	Pay	3.83	3/22/15		11,772	(2)
Barclays Capital	3 Month STIBOR	Receive	3.93	3/22/21		6,083	5
Credit Suisse	3 Month LIBOR	Receive	0.80	10/28/13		$2,915	27
Credit Suisse	3 Month CDOR	Receive	2.18	9/8/15	CAD	953	28
Credit Suisse	3 Month CDOR	Receive	2.21	9/8/15		686	20
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17		$1,220	(51)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD	1,115	(27)
Credit Suisse	3 Month CDOR	Pay	4.12	9/8/20		804	(17)
Deutsche Bank	3 Month STIBOR	Receive	3.04	6/17/12	SEK	1,620	— @
Deutsche Bank	3 Month STIBOR	Pay	3.78	3/17/15		3,310	(1)
Deutsche Bank	3 Month STIBOR	Receive	3.83	3/17/21		1,720	2
Goldman Sachs	6 Month LIBOR	Pay	4.90	3/4/21	GBP	820	3
Goldman Sachs	6 Month LIBOR	Receive	4.18	3/4/41		190	(3)
UBS AG	3 Month LIBOR	Pay	4.65	12/7/20		$880	(8)
UBS AG	3 Month LIBOR	Receive	4.00	12/7/40		210	7
							$(14)

Zero Coupon Swap Agreements

The Portfolio had the following zero coupon swap agreement(s) open at period end:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Premium Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	$609	3 Month LIBOR	Receive	11/15/19	$(44)	$(72)
Barclays Capital	722	3 Month LIBOR	Pay	11/15/19	25	(14)
Deutsche Bank	370	3 Month LIBOR	Receive	11/15/21	(26)	(32)
JPMorgan Chase	256	3 Month LIBOR	Receive	11/15/21	(19)	(28)
						$(146)

@    Value is less than $500.

CDOR  Canadian Dealer Offered Rate

LIBOR  London Interbank Offered Rate

STIBOR  Stockholm Interbank Offered Rate

CAD  —  Canadian Dollar

GBP  —  British Pound

SEK  —  Swedish Krona

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Portfolio of Investments (cont'd)

Long Duration Fixed Income Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011. (See Note A-5 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$11,286	$—	$11,286
Municipal Bonds	—	1,629	—	1,629
Sovereign	—	652	—	652
U.S. Agency Securities	—	639	—	639
U.S. Treasury Securities	—	5,767	—	5,767
Total Fixed Income Securities	—	19,973	—	19,973
Short-Term Investments
Investment Companies	239	—	—	239
U.S. Treasury Securities	—	400	—	400
Total Short-Term Investments	239	400	—	639
Futures Contracts	— @	—	—	— @
Interest Rate Swap Agreements	—	98	—	98
Total Assets	239	20,471	—	20,710
Liabilities:
Futures Contracts	(20)	—	—	(20)
Interest Rate Swap Agreements	—	(112)	—	(112)
Zero Coupon Swap Agreements	—	(146)	—	(146)
Total Liabilities	(20)	(258)	—	(278)
Total	$219	$20,213	$—	$20,432

@ Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011 the Portfolio did not have any significant investments transfer between valuation levels.

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	30.2%
U.S. Treasury Securities	28.0
Finance	14.2
Utilities	10.3
Other*	9.4
Municipal Bonds	7.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Statements of Assets and Liabilities

	Balanced Portfolio (000)	Mid Cap Growth Portfolio (000)	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$42,461	$5,169,402	$73,169	$363,332
Investments in Securities of Affiliated Issuers, at Cost	10,611	413,121	7,957	54,108
Total Investments in Securities, at Cost	53,072	5,582,523	81,126	417,440
Foreign Currency, at Cost	6	490	—	80
Investments in Securities of Unaffiliated Issuers, at Value(1)	44,116	6,909,892	74,130	365,015
Investments in Securities of Affiliated Issuers, at Value	10,658	413,121	8,238	54,306
Total Investments in Securities, at Value(1)	54,774	7,323,013	82,368	419,321
Foreign Currency, at Value	10	492	—	80
Cash	16	—	—	—
Receivable for Portfolio Shares Sold	4	25,068	22	26
Receivable for Investments Sold	839	16,538	25	5,827
Receivable for Delayed Delivery Commitments	493	—	1,596	18,647
Interest Receivable	129	—	557	3,407
Dividends Receivable	30	3,339	—	—
Unrealized Appreciation on Swap Agreements	55	—	95	1,509
Tax Reclaim Receivable	1	875	1	3
Due from Broker	260	—	39	246
Receivable for Variation Margin	174	—	—	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	45	—	—	144
Receivable from Affiliates	4	67	13	68
Premium Paid on Open Swap Agreements	—	—	59	—
Due from Adviser	—	—	52	—
Other Assets	7	293	9	19
Total Assets	56,841	7,369,685	84,836	449,297
Liabilities:
Collateral on Securities Loaned, at Value	5,318	—	7,411	11,377
Payable for Delayed Delivery Commitments	2,056	—	7,349	33,447
Payable for Portfolio Shares Redeemed	6	7,011	185	32,797
Payable for Investments Purchased	938	14,383	619	6,278
Payable for Investment Advisory Fees	52	8,414	—	374
Unrealized Depreciation on Swap Agreements	73	—	579	3,252
Payable for Sub Transfer Agency Fees	12	2,056	55	74
Premium Received on Open Swap Agreements	17	—	257	992
Payable for Administration Fees	3	474	5	27
Due to Broker	—	—	—	289
Payable for Variation Margin	—	—	37	103
Payable for Trustees' Fees and Expenses	8	90	5	96
Payable for Professional Fees	15	33	24	48
Unrealized Depreciation on Foreign Currency Exchange Contracts	54	—	—	54
Payable for Custodian Fees	1	20	1	4
Payable for Transfer Agent Fees	2	11	1	3
Bank Overdraft	—	—	— @	—	@
Payable for Shareholder Servicing Fees — Investment Class	1	—	—	—	@
Payable for Shareholder Servicing Fees — Class P	4	630	— @	1
Other Liabilities	8	627	40	131
Total Liabilities	8,568	33,749	16,568	89,347
Net Assets	$48,273	$7,335,936	$68,268	$359,950
Net Assets Consist of:
Paid-in-Capital	$56,413	$5,687,169	$107,186	$866,227
Undistributed Net Investment Income	310	4,097	667	3,828
Accumulated Net Realized Loss	(10,389)	(95,859)	(40,306)	(510,230)
Unrealized Appreciation (Depreciation) on:
Investments	1,655	1,740,490	961	1,683
Investments in Affiliates	47	—	281	198
Futures Contracts	260	—	(37)	(103)
Swap Agreements	(18)	—	(484)	(1,743)
Foreign Currency Exchange Contracts	(9)	—	—	90
Foreign Currency Translations	4	39	—	—	@
Net Assets	$48,273	$7,335,936	$68,268	$359,950

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Balanced Portfolio (000)	Mid Cap Growth Portfolio (000)	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)
CLASS I:
Net Assets	$29,949	$4,223,231	$68,155	$354,348
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	2,203,014	104,482,562	6,970,553	36,151,404
Net Asset Value, Offering and Redemption Price Per Share	$13.59	$40.42	$9.78	$9.80
CLASS P:
Net Assets	$18,324	$3,112,705	$113	$5,602
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,351,489	79,508,200	11,524	570,907
Net Asset Value, Offering and Redemption Price Per Share	$13.56	$39.15	$9.82	$9.81
(1) Including: Securities on Loan, at Value:	$6,329	$—	$7,961	$20,901

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Statements of Assets and Liabilities

	Investment Grade Fixed Income Portfolio (000)		Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$77,445		$180,259	$19,307
Investments in Securities of Affiliated Issuers, at Cost	11,242		5,306	491
Total Investments in Securities, at Cost	88,687		185,565	19,798
Foreign Currency, at Cost	—		—	—	@
Investments in Securities of Unaffiliated Issuers, at Value(1)	79,216		183,083	20,119
Investments in Securities of Affiliated Issuers, at Value	11,734		5,350	493
Total Investments in Securities, at Value(1)	90,950		188,433	20,612
Foreign Currency, at Value	—		—	—	@
Cash	464		2	23
Interest Receivable	649		1,461	295
Receivable for Investments Sold	30		2,018	141
Receivable for Delayed Delivery Commitments	1,601		—	—
Unrealized Appreciation on Swap Agreements	107		217	98
Premium Paid on Open Swap Agreements	—		170	25
Receivable for Portfolio Shares Sold	80		57	—
Receivable from Affiliates	17		30	4
Due from Adviser	—		—	19
Tax Reclaim Receivable	—	@	5	2
Due from Broker	20		2	17
Other Assets	6		7	8
Total Assets	93,924		192,402	21,244
Liabilities:
Collateral on Securities Loaned, at Value	8,059		—	—
Payable for Delayed Delivery Commitments	7,858		—	—
Unrealized Depreciation on Swap Agreements	560		1,927	258
Payable for Investments Purchased	585		1,453	—	@
Premium Received on Open Swap Agreements	238		902	89
Payable for Portfolio Shares Redeemed	211		637	—
Payable for Investment Advisory Fees	72		141	—
Payable for Sub Transfer Agency Fees	25		111	—	@
Payable for Professional Fees	22		23	21
Payable for Trustees' Fees and Expenses	15		7	—	@
Payable for Administration Fees	5		13	2
Payable for Variation Margin	17		8	20
Payable for Custodian Fees	—	@	— @	7
Payable for Transfer Agent Fees	3		1	1
Payable for Shareholder Servicing Fees — Class P	—	@	— @	—	@
Payable for Shareholder Servicing Fees — Class H	—	@	—	—
Payable for Distribution and Shareholder Servicing Fees — Class L	2		—	—
Other Liabilities	29		109	7
Total Liabilities	17,701		5,332	405
Net Assets	$76,223		$187,070	$20,839
Net Assets Consist of:
Paid-in-Capital	$137,620		$443,289	$20,023
Undistributed Net Investment Income	594		584	322
Accumulated Net Realized Loss	(63,784)		(257,953)	(140)
Unrealized Appreciation (Depreciation) on:
Investments	1,771		2,824	812
Investments in Affiliates	492		44	2
Futures Contracts	(17)		(8)	(20)
Swap Agreements	(453)		(1,710)	(160)
Foreign Currency Translations	—		—	—	@
Net Assets	$76,223		$187,070	$20,839

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Investment Grade Fixed Income Portfolio (000)	Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)
CLASS I:
Net Assets	$71,254	$187,023	$20,324
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	7,145,115	24,157,278	1,970,772
Net Asset Value, Offering and Redemption Price Per Share	$9.97	$7.74	$10.31
CLASS P:
Net Assets	$424	$47	$515
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	42,577	6,073	50,000
Net Asset Value, Offering and Redemption Price Per Share	$9.97	$7.74	$10.30
CLASS H:
Net Assets	$167	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	16,754	—	—
Net Asset Value, Redemption Price Per Share	$9.97	$—	$—
Maximum Sales Load	3.50%
Maximum Sales Charge	$0.36
Maximum Offering Price Per Share	$10.33	$—	$—
CLASS L:
Net Assets	$4,378	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	439,461	—	—
Net Asset Value, Offering and Redemption Price Per Share	$9.96	$—	$—
(1) Including: Securities on Loan, at Value:	$12,425	$—	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2011

	Balanced Portfolio (000)	Mid Cap Growth Portfolio (000)	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$247	$31,416	$—	$—
Dividends from Securities of Affiliated Issuers	13	327	12	27
Interest from Securities of Unaffiliated Issuers	330	—	1,313	8,828
Interest from Securities of Affiliated Issuers	9	—	34	163
Less: Foreign Taxes Withheld	(— )@	(708)	(— )@	—
Total Investment Income	599	31,035	1,359	9,018
Expenses:
Investment Advisory Fees (Note B)	106	16,059	134	800
Sub Transfer Agency Fees	11	2,535	111	152
Administration Fees (Note C)	19	2,569	29	171
Custodian Fees (Note F)	58	234	24	90
Shareholder Reporting Fees	2	344	18	55
Professional Fees	13	85	22	45
Registration Fees	14	68	12	21
Pricing Fees	26	3	14	26
Trustees' Fees and Expenses	1	83	2	8
Transfer Agency Fees (Note E)	9	58	4	11
Shareholder Servicing Fees — Investment Class (Note D)	4	—	—	7
Shareholder Servicing Fees — Class P (Note D)	22	3,478	— @	7
Other Expenses	7	64	9	34
Expenses Before Non Operating Expenses	292	25,580	379	1,427
Bank Overdraft Expense	—	18	—	—
Total Expenses	292	25,598	379	1,427
Voluntary Waiver of Investment Advisory Fees (Note B)	—	—	(134)	—
Expenses Reimbursed by Advisor (Note B)	—	—	(66)	—
Rebate from Morgan Stanley Affiliates (Note G-2)	(3)	(194)	(1)	(5)
Net Expenses	289	25,404	178	1,422
Net Investment Income	310	5,631	1,181	7,596
Realized Gain (Loss):
Investments Sold	3,178	248,503	910	15,011
Investments in Affiliates	2	—	19	1,583
Foreign Currency Exchange Contracts	(35)	—	—	(31)
Foreign Currency Transactions	3	159	—	(2)
Futures Contracts	450	—	368	(288)
Swap Agreements	(37)	—	(433)	(2,299)
Net Realized Gain	3,561	248,662	864	13,974
Change in Unrealized Appreciation (Depreciation):
Investments	(79)	938,828	(3,082)	(22,135)
Investments in Affiliates	1	—	(21)	(1,639)
Foreign Currency Exchange Contracts	(5)	—	—	90
Foreign Currency Translations	1	32	—	— @
Futures Contracts	188	—	(62)	(371)
Swap Agreements	113	—	766	4,117
Net Change in Unrealized Appreciation (Depreciation)	219	938,860	(2,399)	(19,938)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	3,780	1,187,522	(1,535)	(5,964)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,090	$1,193,153	$(354)	$1,632

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2011

	Investment Grade Fixed Income Portfolio (000)	Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)
Investment Income:
Dividends from Securities of Affiliated Issuers	$12	$1	$1
Interest from Securities of Unaffiliated Issuers	1,532	2,670	732
Interest from Securities of Affiliated Issuers	55	62	10
Less: Foreign Taxes Withheld	(— )@	—	—
Total Investment Income	1,599	2,733	743
Expenses:
Investment Advisory Fees (Note B)	150	294	53
Sub Transfer Agency Fees	2	102	— @
Administration Fees (Note C)	32	79	11
Custodian Fees (Note F)	27	24	24
Shareholder Reporting Fees	11	36	—
Professional Fees	19	21	18
Registration Fees	21	9	5
Pricing Fees	14	11	19
Trustees' Fees and Expenses	1	4	1
Transfer Agency Fees (Note E)	8	4	3
Shareholder Servicing Fees — Class P (Note D)	1	— @	1
Shareholder Servicing Fees — Class H (Note D)	— @	—	—
Distribution and Shareholder Servicing Fees — Class L (Note D)	13	—	—
Other Expenses	13	17	4
Total Expenses	312	601	139
Voluntary Waiver of Investment Advisory Fees (Note B)	—	—	(53)
Expenses Reimbursed by Advisor (Note B)	—	—	(15)
Voluntary Waiver of Shareholder Servicing Fees — Class P (Note D)	(— )@	—	—
Rebate from Morgan Stanley Affiliate (Note G-2)	(1)	(1)	(— )@
Net Expenses	311	600	71
Net Investment Income	1,288	2,133	672
Realized Gain (Loss):
Investments Sold	857	1,112	425
Investments in Affiliates	24	74	31
Foreign Currency Transactions	—	—	(— )@
Futures Contracts	258	(50)	(235)
Swap Agreements	(342)	(688)	(95)
Net Realized Gain	797	448	126
Change in Unrealized Appreciation (Depreciation):
Investments	(3,107)	(3,682)	(2,779)
Investments in Affiliates	(34)	(89)	(36)
Foreign Currency Translations	—	—	— @
Futures Contracts	(27)	(47)	(10)
Swap Agreements	664	1,505	215
Net Change in Unrealized Appreciation (Depreciation)	(2,504)	(2,313)	(2,610)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(1,707)	(1,865)	(2,484)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(419)	$268	$(1,812)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Statements of Changes in Net Assets

	Balanced Portfolio		Mid Cap Growth Portfolio
	Six Months Ended March 31, 2011 (unaudited) (000)	Year Ended September 30, 2010 (000)	Six Months Ended March 31, 2011 (unaudited) (000)	Year Ended September 30, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$310	$815	$5,631	$11,374
Net Realized Gain (Loss)	3,561	(2,288)	248,662	188,204
Net Change in Unrealized Appreciation (Depreciation)	219	6,588	938,860	777,428
Net Increase in Net Assets Resulting from Operations	4,090	5,115	1,193,153	977,006
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(191)	(537)	(9,653)	(492)
Investment Class:
Net Investment Income	(41)*	(85)	—	—
Class P:
Net Investment Income	(121)	(296)	(2,780)	—
Total Distributions	(353)	(918)	(12,433)	(492)
Capital Share Transactions:(1)
Class I:
Subscribed	972	481	803,656	889,304
Distributions Reinvested	190	537	8,865	472
Conversion from Investment Class	5,798	—	—	—
Redeemed	(1,688)	(26,425)	(271,047)	(420,200)
Investment Class:
Subscribed	168 *	294	—	—
Distributions Reinvested	41 *	85	—	—
Conversion to Class I	(5,798)	—	—	—
Redeemed	(73)*	(105)	—	—
Class P:
Subscribed	730	1,623	653,671	1,024,930
Distributions Reinvested	121	295	2,751	—
Redeemed	(1,095)	(4,318)	(520,238)	(566,573)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(634)	(27,533)	677,658	927,933
Total Increase (Decrease) in Net Assets	3,103	(23,336)	1,858,378	1,904,447
Net Assets:
Beginning of Period	45,170	68,506	5,477,558	3,573,111
End of Period	$48,273	$45,170	$7,335,936	$5,477,558
Undistributed Net Investment Income Included in End of Period Net Assets	$310	$353	$4,097	$10,899
(1) Capital Share Transactions:
Class I:
Shares Subscribed	75	40	21,780	29,554
Shares Issued on Distributions Reinvested	15	45	238	17
Conversion from Investment Class	432	—	—	—
Shares Redeemed	(128)	(2,184)	(7,238)	(14,261)
Net Increase (Decrease) in Class I Shares Outstanding	394	(2,099)	14,780	15,310
Investment Class:
Shares Subscribed	13 *	25	—	—
Shares Issued on Distributions Reinvested	3 *	7	—	—
Conversion to Class I	(433)	—	—	—
Shares Redeemed	(5)*	(8)	—	—
Net Increase (Decrease) in Investment Class Shares Outstanding	(422)	24	—	—
Class P:
Shares Subscribed	55	134	18,493	35,479
Shares Issued on Distributions Reinvested	9	25	76	—
Shares Redeemed	(84)	(360)	(14,904)	(19,574)
Net Increase (Decrease) in Class P Shares Outstanding	(20)	(201)	3,665	15,905

*  For the period October 1, 2010 through March 22, 2011.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Statements of Changes in Net Assets

	Core Fixed Income Portfolio		Core Plus Fixed Income Portfolio
	Six Months Ended March 31, 2011 (unaudited) (000)	Year Ended September 30, 2010 (000)	Six Months Ended March 31, 2011 (unaudited) (000)	Year Ended September 30, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,181	$2,982	$7,596	$29,105
Net Realized Gain	864	3,011	13,974	37,667
Net Change in Unrealized Appreciation (Depreciation)	(2,399)	754	(19,938)	5,313
Net Increase (Decrease) in Net Assets Resulting from Operations	(354)	6,747	1,632	72,085
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,039)	(2,890)	(8,674)	(26,942)
Investment Class:
Net Investment Income	—	—	(898)*	(3,836)
Class P:
Net Investment Income	(3)	(6)	(104)	(197)
Total Distributions	(1,042)	(2,896)	(9,676)	(30,975)
Capital Share Transactions:(1)
Class I:
Subscribed	1,652	5,258	23,154	124,974
Distributions Reinvested	1,038	2,881	8,655	26,764
Conversion from Investment Class	—	—	94	—
Redeemed	(8,795)	(30,097)	(104,964)	(549,999)
Investment Class:
Subscribed	—	—	—	26
Conversion to Class I	—	—	(94)	—
Redeemed	—	—	(92,182)*	(27,291)
Class P:
Subscribed	—	—	783	779
Distributions Reinvested	3	6	104	196
Redeemed	(94)	(21)	(933)	(2,028)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,196)	(21,973)	(165,383)	(426,579)
Total Decrease in Net Assets	(7,592)	(18,122)	(173,427)	(385,469)
Net Assets:
Beginning of Period	75,860	93,982	533,377	918,846
End of Period	$68,268	$75,860	$359,950	$533,377
Undistributed Net Investment Income Included in End of Period Net Assets	$667	$528	$3,828	$5,908
(1) Capital Share Transactions:
Class I:
Shares Subscribed	169	548	2,374	13,192
Shares Issued on Distributions Reinvested	106	303	887	2,836
Conversion from Investment Class	—	—	10	—
Shares Redeemed	(896)	(3,142)	(10,755)	(57,130)
Net Decrease in Class I Shares Outstanding	(621)	(2,291)	(7,484)	(41,102)
Investment Class:
Shares Subscribed	—	—	—	— @@
Conversion to Class I	—	—	(9)	—
Shares Redeemed	—	—	(9,331)*	(2,839)
Net Decrease in Investment Class Shares Outstanding	—	—	(9,340)	(2,839)
Class P:
Shares Subscribed	—	—	80	80
Shares Issued on Distributions Reinvested	— @@	1	11	21
Shares Redeemed	(9)	(2)	(95)	(212)
Net Decrease in Class P Shares Outstanding	(9)	(1)	(4)	(111)

*  For the period October 1, 2010 through March 14, 2011.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Statements of Changes in Net Assets

	Investment Grade Fixed Income Portfolio		Limited Duration Portfolio
	Six Months Ended March 31, 2011 (unaudited) (000)	Year Ended September 30, 2010 (000)	Six Months Ended March 31, 2011 (unaudited) (000)	Year Ended September 30, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,288	$3,231	$2,133	$5,691
Net Realized Gain	797	4,355	448	4,599
Net Change in Unrealized Appreciation (Depreciation)	(2,504)	232	(2,313)	(1,698)
Net Increase (Decrease) in Net Assets Resulting from Operations	(419)	7,818	268	8,592
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,145)	(3,953)	(1,536)	(5,286)
Paid-in-Capital	—	—	—	(161)
Class P:
Net Investment Income	(8)	(24)	(— )@	(2)
Paid-in-Capital	—	—	—	(— )@
Class H:
Net Investment Income	(2)	(6)	—	—
Class L:
Net Investment Income	(66)	(200)	—	—
Total Distributions	(1,221)	(4,183)	(1,536)	(5,449)
Capital Share Transactions:(1)
Class I:
Subscribed	2,176	6,110	6,900	13,427
Distributions Reinvested	1,097	3,815	1,535	5,446
Redeemed	(9,838)	(74,847)	(28,752)	(76,202)
Class P:
Subscribed	10	— @	—	—
Distributions Reinvested	8	23	— @	2
Redeemed	(172)	(69)	(5)	(119)
Class H:
Subscribed	—	— @	—	—
Distributions Reinvested	1	3	—	—
Redeemed	(1)	(2)	—	—
Class L:
Subscribed	140	1,986	—	—
Distributions Reinvested	63	194	—	—
Redeemed	(1,226)	(2,065)	—	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,742)	(64,852)	(20,322)	(57,446)
Total Decrease in Net Assets	(9,382)	(61,217)	(21,590)	(54,303)
Net Assets:
Beginning of Period	85,605	146,822	208,660	262,963
End of Period	$76,223	$85,605	$187,070	$208,660
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$594	$527	$584	$(13)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Statements of Changes in Net Assets (cont'd)

	Investment Grade Fixed Income Portfolio			Limited Duration Portfolio
	Six Months Ended March 31, 2011 (unaudited) (000)	Year Ended September 30, 2010 (000)		Six Months Ended March 31, 2011 (unaudited) (000)	Year Ended September 30, 2010 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	219	622		890	1,742
Shares Issued on Distributions Reinvested	110	392		198	708
Shares Redeemed	(988)	(7,658)		(3,709)	(9,893)
Net Decrease in Class I Shares Outstanding	(659)	(6,644)		(2,621)	(7,443)
Class P:
Shares Subscribed	1	—	@@	—	—
Shares Issued on Distributions Reinvested	1	2		— @@	— @@
Shares Redeemed	(17)	(7)		(1)	(16)
Net Decrease in Class P Shares Outstanding	(15)	(5)		(1)	(16)
Class H:
Shares Subscribed	—	—	@@	—	—
Shares Issued on Distributions Reinvested	— @@	—	@@	—	—
Shares Redeemed	(— )@@	(—	)@@	—	—
Net Increase in Class H Shares Outstanding	— @@	—	@@	—	—
Class L:
Shares Subscribed	14	202		—	—
Shares Issued on Distributions Reinvested	6	20		—	—
Shares Redeemed	(123)	(210)		—	—
Net Increase (Decrease) in Class L Shares Outstanding	(103)	12		—	—

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Statements of Changes in Net Assets

	Long Duration Fixed Income Portfolio
	Six Months Ended March 31, 2011 (unaudited) (000)	Year Ended September 30, 2010 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$672	$1,525
Net Realized Gain	126	1,608
Net Change in Unrealized Appreciation (Depreciation)	(2,610)	675
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,812)	3,808
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(634)	(1,518)
Net Realized Gain	(1,496)	(1,612)
Class P:
Net Investment Income	(11)	(26)
Net Realized Gain	(27)	(30)
Total Distributions	(2,168)	(3,186)
Capital Share Transactions:(1)
Class I:
Subscribed	4	7
Distributions Reinvested	236	326
Redeemed	(8,361)	—
Class P:
Subscribed	—	—
Redeemed	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,121)	333
Total Increase (Decrease) in Net Assets	(12,101)	955
Net Assets:
Beginning of Period	32,940	31,985
End of Period	$20,839	$32,940
Undistributed Net Investment Income Included in End of Period Net Assets	$322	$295
(1) Capital Share Transactions:
Class I:
Shares Subscribed	— @@	— @@
Shares Issued on Distributions Reinvested	23	30
Shares Redeemed	(810)	—
Net Increase (Decrease) in Class I Shares Outstanding	(787)	30
Class P:
Shares Subscribed	—	—
Shares Redeemed	—	—
Net (Decrease) Increase in Class P Shares Outstanding	—	—

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Balanced Portfolio

	Class I
	Six Months Ended March 31, 2011		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$12.55		$11.66		$11.87		$14.69	$12.63		$11.95
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.21		0.16		0.38	0.32		0.25
Net Realized and Unrealized Gain (Loss) on Investments	1.06		0.91		0.17		(2.84)	2.00		0.72
Total from Investment Operations	1.15		1.12		0.33		(2.46)	2.32		0.97
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.23)		(0.54)		(0.36)	(0.26)		(0.29)
Redemption Fees	—		—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$13.59		$12.55		$11.66		$11.87	$14.69		$12.63
Total Return++	9.09	%#	9.77%		3.45	%**	(17.02)%	18.57%		8.21%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$29,949		$22,706		$45,567		$40,799	$310,886		$256,754
Ratio of Expenses to Average Net Assets (1)	1.12	%*+††	0.89	%+††	0.67	%+	0.57%+	0.61	%+	0.60%
Ratio of Net Investment Income to Average Net Assets (1)	1.43	%*+††	1.73	%+††	1.56	%+	2.66%+	2.35	%+	2.02%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.04%		0.05%	0.00	%§	N/A
Portfolio Turnover Rate	83	%#	176%		171%		148%	60%		71%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		0.58%+	N/A		N/A
Net Investment Income to Average Net Assets	N/A		N/A		N/A		2.65%+	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

**  Performance was positively impacted by approximately 0.79% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.66%.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Balanced Portfolio

	Class P
	Six Months Ended March 31, 2011		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$12.52		$11.63		$11.84		$14.66	$12.61		$11.93
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.18		0.13		0.32	0.29		0.22
Net Realized and Unrealized Gain (Loss) on Investments	1.06		0.91		0.17		(2.81)	1.98		0.72
Total from Investment Operations	1.13		1.09		0.30		(2.49)	2.27		0.94
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.20)		(0.51)		(0.33)	(0.22)		(0.26)
Redemption Fees	—		—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$13.56		$12.52		$11.63		$11.84	$14.66		$12.61
Total Return++	8.98	%#	9.52%		3.15	%**	(17.26)%	18.23%		7.96%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,324		$17,169		$18,290		$32,398	$31,183		$36,870
Ratio of Expenses to Average Net Assets (1)	1.37	%*+††	1.14	%+††	1.03	%+	0.90%+	0.87	%+	0.85%
Ratio of Net Investment Income to Average Net Assets (1)	1.18	%*+††	1.48	%+††	1.27	%+	2.35%+	2.11	%+	1.77%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.04%		0.06%	0.00	%§	N/A
Portfolio Turnover Rate	83	%#	176%		171%		148%	60%		71%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		1.08	%+	0.91%+	N/A		N/A
Net Investment Income to Average Net Assets	N/A		N/A		1.22	%+	2.34%+	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

**  Performance was positively impacted by approximately 0.80% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 2.35%.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended March 31, 2011		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$33.58		$26.96		$23.99		$33.68		$25.21		$23.54
Income (Loss) from Investment Operations:
Net Investment Income†	0.05		0.11		0.03		0.05	^	0.17		0.09
Net Realized and Unrealized Gain (Loss) on Investments	6.89		6.52		2.94		(9.58)		8.42		1.58
Total from Investment Operations	6.94		6.63		2.97		(9.53)		8.59		1.67
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.01)		—		(0.16)		(0.12)		—
Redemption Fees	—		—		0.00	‡	0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$40.42		$33.58		$26.96		$23.99		$33.68		$25.21
Total Return++	20.69	%#	24.58%		12.38	%**	(28.42	)%^	34.24%		7.05%¥
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,223,231		$3,012,006		$2,005,809		$1,609,506		$1,647,326		$1,001,395
Ratio of Expenses to Average Net Assets	0.68	%*+††	0.68	%+††	0.69	%+	0.63	%+	0.63	%+	0.63%
Ratio of Net Investment Income to Average Net Assets	0.29	%*+††	0.38	%+††	0.16	%+	0.17	%+	0.57	%+	0.37%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01%		0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	17	%#	23%		27%		37%		64%		65%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

**  Performance was positively impacted by approximately 0.04% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 12.34%.

^  During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on total returns for Class I.

¥  The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments in violation of restrictions. The impact of this reimbursement is not reflected in the total return shown above. With this reimbursement, the total return for Class I would have been 7.09%.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Mid Cap Growth Portfolio

	Class P
	Six Months Ended March 31, 2011		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$32.51		$26.15		$23.33		$32.78		$24.54		$22.97
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		0.04		(0.02)		(0.02	)^	0.09		0.03
Net Realized and Unrealized Gain (Loss) on Investments	6.67		6.32		2.84		(9.34)		8.20		1.54
Total from Investment Operations	6.68		6.36		2.82		(9.36)		8.29		1.57
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		—		—		(0.09)		(0.05)		—
Redemption Fees	—		—		0.00	‡	0.00	‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$39.15		$32.51		$26.15		$23.33		$32.78		$24.54
Total Return++	20.55	%#	24.32%		12.04	%**	(28.59	)%^	33.89%		6.79%¥
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,112,705		$2,465,552		$1,567,302		$1,236,945		$1,520,096		$1,020,611
Ratio of Expenses to Average Net Assets (1)	0.93	%*+††	0.93	%+††	0.96	%+	0.88	%+	0.88	%+	0.88%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.04	%*+††	0.13	%+††	(0.11	)%+	(0.07	)%+	0.31	%+	0.10%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01%		0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	17	%#	23%		27%		37%		64%		65%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		0.89	%+	N/A		N/A
Net Investment Loss to Average Net Assets	N/A		N/A		N/A		(0.08	)%+	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

**  Performance was positively impacted by approximately 0.04% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 12.00%.

^  During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on total returns for Class P.

¥  The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments in violation of restrictions. The impact of this reimbursement is not reflected in the total returns shown above. With this reimbursement, the total return for Class P would have been 6.84%.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Core Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2011		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$9.96		$9.49		$9.18		$10.77	$10.80	$11.09
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.34		0.34		0.53	0.52	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)		0.45		0.57		(1.60)	(0.02)	0.00 ‡
Total from Investment Operations	(0.04)		0.79		0.91		(1.07)	0.50	0.40
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.32)		(0.60)		(0.52)	(0.53)	(0.57)
Net Realized Gain	—		—		—		—	—	(0.12)
Total Distributions	(0.14)		(0.32)		(0.60)		(0.52)	(0.53)	(0.69)
Redemption Fees	—		—		0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$9.78		$9.96		$9.49		$9.18	$10.77	$10.80
Total Return++	(0.40	)%#	8.57%		10.41%		(10.40)%	4.76%	3.79%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$68,155		$75,651		$93,768		$186,305	$308,111	$299,997
Ratio of Expenses to Average Net Assets (1)	0.50	%*+††	0.50	%+††	0.50	%+	0.49%+	0.49%+	0.50%
Ratio of Net Investment Income to Average Net Assets (1)	3.31	%*+††	3.58	%+††	3.73	%+	5.11%+	4.83%+	3.71%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%		0.01%	0.01%	N/A
Portfolio Turnover Rate	91	%#	261%		437%		306%	107%	139%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.06	%*††	0.67	%††	0.61	%+	0.53%+	0.54%+	0.56%
Net Investment Income to Average Net Assets	2.75	%*††	3.41	%††	3.62	%+	5.07%+	4.78%+	3.65%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Core Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2011		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007	2006
Net Asset Value, Beginning of Period	$10.01		$9.53		$9.12		$10.71	$10.74	$11.03
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.32		0.31		0.50	0.49	0.37
Net Realized and Unrealized Gain (Loss) on Investments	(0.21)		0.46		0.58		(1.60)	(0.02)	0.01
Total from Investment Operations	(0.06)		0.78		0.89		(1.10)	0.47	0.38
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.30)		(0.48)		(0.49)	(0.50)	(0.55)
Net Realized Gain	—		—		—		—	—	(0.12)
Total Distributions	(0.13)		(0.30)		(0.48)		(0.49)	(0.50)	(0.67)
Redemption Fees	—		—		0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$9.82		$10.01		$9.53		$9.12	$10.71	$10.74
Total Return++	(0.62	)%#	8.47%		10.10%		(10.68)%	4.53%	3.55%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$113		$209		$214		$487	$11,805	$9,812
Ratio of Expenses to Average Net Assets (1)	0.75	%*+††	0.75	%+††	0.75	%+	0.74%+	0.74%+	0.75%
Ratio of Net Investment Income to Average Net Assets (1)	3.06	%*+††	3.33	%+††	3.48	%+	4.87%+	4.58%+	3.43%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%		0.01%	0.01%	N/A
Portfolio Turnover Rate	91	%#	261%		437%		306%	107%	139%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.31	%*††	0.92	%††	0.86	%+	0.78%+	0.79%+	0.81%
Net Investment Income to Average Net Assets	2.50	%*††	3.16	%††	3.37	%+	4.84%+	4.54%+	3.37%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2011		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$9.96		$9.41		$9.41		$11.40	$11.52		$11.69
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.34		0.41		0.66	0.58		0.48
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		0.57		0.27		(2.10)	(0.05)		(0.02)
Total from Investment Operations	0.04		0.91		0.68		(1.44)	0.53		0.46
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.36)		(0.68)		(0.55)	(0.65)		(0.63)
Redemption Fees	—		—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$9.80		$9.96		$9.41		$9.41	$11.40		$11.52
Total Return++	0.42	%#	10.02%		7.56%		(13.07)%	4.77%		4.13%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$354,348		$434,657		$797,788		$1,210,286	$2,367,043		$2,314,052
Ratio of Expenses to Average Net Assets (1)	0.66	%*+††	0.51	%+††	0.49	%+	0.45%+	0.44	%+	0.44%
Ratio of Net Investment Income to Average Net Assets (1)	3.57	%*+††	3.53	%+††	4.56	%+	6.13%+	5.10	%+	4.24%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%		0.00	%§	0.01%	0.00	%§	N/A
Portfolio Turnover Rate	89	%#	270%		402%		320%	139%		142%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		0.50	%+	0.45%+	N/A		N/A
Net Investment Income to Average Net Assets	N/A		N/A		4.55	%+	6.13%+	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Core Plus Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2011		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$9.97		$9.40		$9.40		$11.38	$11.50		$11.67
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.31		0.41		0.63	0.55		0.46
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		0.57		0.24		(2.09)	(0.05)		(0.03)
Total from Investment Operations	0.03		0.88		0.65		(1.46)	0.50		0.43
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.31)		(0.65)		(0.52)	(0.62)		(0.60)
Redemption Fees	—		—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$9.81		$9.97		$9.40		$9.40	$11.38		$11.50
Total Return++	0.29	%#	9.73%		7.26%		(13.23)%	4.42%		3.97%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,602		$5,732		$6,442		$97,823	$137,733		$126,683
Ratio of Expenses to Average Net Assets (1)	0.91	%*+††	0.76	%+††	0.73	%+	0.70%+	0.69	%+	0.69%
Ratio of Net Investment Income to Average Net Assets (1)	3.32	%*+††	3.28	%+††	4.56	%+	5.87%+	4.84	%+	4.00%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%		0.00	%§	0.01%	0.00	%§	N/A
Portfolio Turnover Rate	89	%#	270%		402%		320%	139%		142%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A		0.70%+	N/A		N/A
Net Investment Income to Average Net Assets	N/A		N/A		N/A		5.87%+	N/A		N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Investment Grade Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2011		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2010		2009	2008	2007		2006
Net Asset Value, Beginning of Period	$10.17		$9.75		$9.61	$11.15	$11.22		$11.42
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.33		0.31	0.55	0.52		0.41
Net Realized and Unrealized Gain (Loss) on Investments	(0.21)		0.49		0.38	(1.57)	0.01		(0.00)‡
Total from Investment Operations	(0.05)		0.82		0.69	(1.02)	0.53		0.41
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.40)		(0.55)	(0.52)	(0.60)		(0.56)
Net Realized Gain	—		—		—	—	—		(0.05)
Total Distributions	(0.15)		(0.40)		(0.55)	(0.52)	(0.60)		(0.61)
Redemption Fees	—		—		0.00 ‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$9.97		$10.17		$9.75	$9.61	$11.15		$11.22
Total Return++	(0.49	)%#	8.65%		7.46%	(9.37)%	4.82%		3.65%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$71,254		$79,337		$140,890	$316,894	$519,504		$525,680
Ratio of Expenses to Average Net Assets	0.74	%*+††	0.76	%+††	0.56%+	0.52%+	0.50	%+	0.50%
Ratio of Net Investment Income to Average Net Assets	3.25	%*+††	3.36	%+††	3.30%+	5.18%+	4.74	%+	3.66%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%	0.01%	0.00	%§	N/A
Portfolio Turnover Rate	75	%#	277%		545%	325%	124%		154%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Investment Grade Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2011		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007		2006
Net Asset Value, Beginning of Period	$10.16		$9.74		$9.60		$11.14	$11.21		$11.42
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.31		0.30		0.53	0.51		0.39
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)		0.49		0.38		(1.57)	0.00	‡	(0.01)
Total from Investment Operations	(0.05)		0.80		0.68		(1.04)	0.51		0.38
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.38)		(0.54)		(0.50)	(0.58)		(0.54)
Net Realized Gain	—		—		—		—	—		(0.05)
Total Distributions	(0.14)		(0.38)		(0.54)		(0.50)	(0.58)		(0.59)
Redemption Fees	—		—		0.00	‡	0.00 ‡	0.00	‡	0.00 ‡
Net Asset Value, End of Period	$9.97		$10.16		$9.74		$9.60	$11.14		$11.21
Total Return++	(0.47	)%#	8.50%		7.44%		(9.60)%	4.56%		3.59%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$424		$590		$611		$842	$1,177		$778
Ratio of Expenses to Average Net Assets (1)	0.89	%*+††	0.91	%+††	0.69	%+	0.67%+	0.65	%+	0.65%
Ratio of Net Investment Income to Average Net Assets (1)	3.10	%*+††	3.21	%+††	3.19	%+	5.01%+	4.59	%+	3.46%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%		0.01%	0.00	%§	N/A
Portfolio Turnover Rate	75	%#	277%		545%		325%	124%		154%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.99	%*††	1.01	%††	0.79	%+	0.77%+	0.75	%+	0.75%
Net Investment Income to Average Net Assets	3.00	%*††	3.11	%††	3.09	%+	4.91%+	4.49	%+	3.36%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Investment Grade Fixed Income Portfolio

	Class H
	Six Months Ended March 31, 2011		Year Ended September 30,			Period from January 2, 2008^ to
Selected Per Share Data and Ratios	(unaudited)		2010		2009	September 30, 2008
Net Asset Value, Beginning of Period	$10.16		$9.74		$9.53	$11.15
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.31		0.28	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)		0.48		0.39	(1.68)
Total from Investment Operations	(0.05)		0.79		0.67	(1.47)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.37)		(0.46)	(0.15)
Redemption Fees	—		—		0.00 ‡	—
Net Asset Value, End of Period	$9.97		$10.16		$9.74	$9.53
Total Return++	(0.52	)%#	8.39%		7.21%	(13.21	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$167		$170		$162	$85
Ratio of Expenses to Average Net Assets	0.99	%*+††	1.01	%+††	0.81%+	2.98	%*+
Ratio of Net Investment Income to Average Net Assets	3.00	%*+††	3.11	%+††	2.94%+	2.71	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%	0.01	%*
Portfolio Turnover Rate	75	%#	277%		545%	325	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Investment Grade Fixed Income Portfolio

	Class L
	Six Months Ended March 31, 2011		Year Ended September 30,			Period from June 16, 2008^ to
Selected Per Share Data and Ratios	(unaudited)		2010		2009	September 30, 2008
Net Asset Value, Beginning of Period	$10.15		$9.74		$9.63	$10.12
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.28		0.24	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.21)		0.48		0.41	(0.60)
Total from Investment Operations	(0.07)		0.76		0.65	(0.48)
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.35)		(0.54)	(0.01)
Redemption Fees	—		—		0.00 ‡	—
Net Asset Value, End of Period	$9.96		$10.15		$9.74	$9.63
Total Return++	(0.75	)%#	8.15%		7.08%	(4.73	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,378		$5,508		$5,159	$58
Ratio of Expenses to Average Net Assets	1.24	%*+††	1.26	%+††	1.06%+	1.15	%*+
Ratio of Net Investment Income to Average Net Assets	2.75	%*+††	2.86	%+††	2.58%+	4.34	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.01%	0.01	%*
Portfolio Turnover Rate	75	%#	277%		545%	325	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Limited Duration Portfolio

	Class I
	Six Months Ended March 31, 2011		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$7.79		$7.68		$8.00	$10.24	$10.34	$10.34
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.18		0.24	0.49	0.51	0.41
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)		0.10		(0.12)	(2.22)	(0.08)	(0.02)
Total from Investment Operations	0.01		0.28		0.12	(1.73)	0.43	0.39
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.16)		(0.44)	(0.51)	(0.53)	(0.39)
Paid-in-Capital	—		(0.01)		—	—	—	—
Total Distributions	(0.06)		(0.17)		(0.44)	(0.51)	(0.53)	(0.39)
Redemption Fees	—		—		0.00 ‡	—	0.00 ‡	—
Net Asset Value, End of Period	$7.74		$7.79		$7.68	$8.00	$10.24	$10.34
Total Return++	0.13	%#	3.74%		1.77%	(17.57)%	4.26%	3.88%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$187,023		$208,608		$262,794	$568,156	$1,058,151	$1,077,967
Ratio of Expenses to Average Net Assets (1)	0.61	%*+††	0.55	%+††	0.45%+	0.43%+	0.45%+	0.42%
Ratio of Net Investment Income to Average Net Assets (1)	2.18	%*+††	2.39	%+††	3.16%+	5.22%+	4.94%+	3.96%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	0.01%	0.00%§	N/A
Portfolio Turnover Rate	18	%#	95%		110%	20%	56%	64%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A		N/A	0.43%+	N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A		N/A	5.22%+	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Limited Duration Portfolio

	Class P
	Six Months Ended March 31, 2011		Year Ended September 30,					Period from September 28, 2007^ to
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	September 30, 2007
Net Asset Value, Beginning of Period	$7.79		$7.68		$8.00		$10.24	$10.24
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.17		0.22		0.47	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)		0.09		(0.12)		(2.23)	(0.00	)‡
Total from Investment Operations	0.00	‡	0.26		0.10		(1.76)	0.00	‡
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.15)		(0.42)		(0.48)	—
Redemption Fees	—		—		0.00	‡	—	0.00	‡
Net Asset Value, End of Period	$7.74		$7.79		$7.68		$8.00	$10.24
Total Return++	0.00	%#§	3.48%		1.52%		(17.77)%	—
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$47		$52		$169		$294	$1,020
Ratio of Expenses to Average Net Assets	0.86	%*+††	0.80	%+††	0.70	%+	0.68%+	0.59	%+*
Ratio of Net Investment Income to Average Net Assets	1.93	%*+††	2.14	%+††	2.87	%+	4.95%+	5.38	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.01%	0.06	%*

Portfolio Turnover Rate	18	%#	95%	110%	20%	56	%#

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

§  Amount is less than 0.005%.

*  Annualized.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Long Duration Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2011		Year Ended September 30,						Period from July 21, 2006^ to
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007	September 30, 2006
Net Asset Value, Beginning of Period	$11.73		$11.52		$9.93		$10.33	$10.48	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.25		0.55		0.49		0.46	0.49	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)		0.80		1.66		(0.37)	(0.18)	0.39
Total from Investment Operations	(0.65)		1.35		2.15		0.09	0.31	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.55)		(0.56)		(0.49)	(0.43)	—
Net Realized Gain	(0.54)		(0.59)		—		—	(0.03)	—
Total Distributions	(0.77)		(1.14)		(0.56)		(0.49)	(0.46)	—
Net Asset Value, End of Period	$10.31		$11.73		$11.52		$9.93	$10.33	$10.48
Total Return++	(5.51	)%#	13.09%		22.19%		0.87%	3.06%	4.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,324		$32,354		$31,410		$27,438	$25,297	$25,677
Ratio of Expenses to Average Net Assets (1)	0.50	%*+††	0.50	%+††	0.50	%+	0.49%+	0.50%+	0.50	%*
Ratio of Net Investment Income to Average Net Assets (1)	4.77	%*+††	4.98	%+††	4.68	%+	4.44%+	4.73%+	4.66	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.01%	0.00%§	N/A
Portfolio Turnover Rate	38	%#	90%		80%		63%	49%	7	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.98	%*††	0.79	%††	0.80	%+	0.75%+	0.94%+	1.52	%*
Net Investment Income to Average Net Assets	4.29	%*††	4.69	%††	4.38	%+	4.18%+	4.29%+	3.64	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011

Financial Highlights

Long Duration Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2011		Year Ended September 30,						Period from July 21, 2006^ to
Selected Per Share Data and Ratios	(unaudited)		2010		2009		2008	2007	September 30, 2006
Net Asset Value, Beginning of Period	$11.72		$11.51		$9.92		$10.32	$10.48	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.24		0.51		0.46		0.44	0.46	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)		0.82		1.67		(0.37)	(0.19)	0.39
Total from Investment Operations	(0.66)		1.33		2.13		0.07	0.27	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.53)		(0.54)		(0.47)	(0.40)	—
Net Realized Gain	(0.54)		(0.59)		—		—	(0.03)	—
Total Distributions	(0.76)		(1.12)		(0.54)		(0.47)	(0.43)	—
Net Asset Value, End of Period	$10.30		$11.72		$11.51		$9.92	$10.32	$10.48
Total Return++	(5.64	)%#	12.81%		21.91%		0.61%	2.72%	4.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$515		$586		$575		$496	$516	$524
Ratio of Expenses to Average Net Assets (1)	0.75	%*+††	0.75	%+††	0.75	%+	0.74%+	0.75%+	0.75	%*
Ratio of Net Investment Income to Average Net Assets (1)	4.52	%*+††	4.73	%+††	4.43	%+	4.18%+	4.48%+	4.40	%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.01%	0.00%§	N/A
Portfolio Turnover Rate	38	%#	90%		80%		63%	49%	7	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.23	%*††	1.04	%††	1.05	%+	1.00%+	1.19%+	1.77	%*
Net Investment Income to Average Net Assets	4.04	%*††	4.44	%††	4.13	%+	3.92%+	4.04%+	3.39	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the 1940 Act.

The Fund offers up to four different classes of shares for certain Portfolios — Class I shares, Class P shares, Class H shares and Class L shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights, except each class bears different shareholder service fees as described in Note D.

The Fund has suspended offering shares of the Mid Cap Growth Portfolio to new investors. The Fund will continue to offer shares of the Portfolio to existing shareholders. The Fund may recommence offering shares of the Portfolio to new investors in the future.

The Board of Trustees of the Fund approved closing the Investment Class of the Balanced Portfolio and the Core Plus Fixed Income Portfolio. Consequently, the Portfolios ceased offering Investment Class shares at the close of business on March 25, 2011.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees (the "Trustees") determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Trustees. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange ("NYSE"). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

Certain Portfolios' net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Notes to Financial Statements (cont'd)

portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

3.  Derivatives: Certain Portfolios used derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of a Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolios to be more volatile than if the Portfolios had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Portfolios' investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that certain Portfolios used during the period and their associated risks:

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Portfolio's initial investment in such contracts.

Swaps: A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. In a zero coupon interest rate swap, payment only occurs at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Notes to Financial Statements (cont'd)

been earned had a series of floating rate investments been rolled over through the life of the swap. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected.

When a Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) Broker" on the Statements of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") "Balance Sheet" (ASC 210). Offsetting of Amounts Related to Certain Contracts, an interpretation of ASC 210-20, are included within "Unrealized Appreciation/Depreciation on Swap Agreements" on the Statements of Assets and Liabilities. For cash collateral received, a Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements on the Statements of Operations.

Foreign Currency Exchange Contracts: In connection with their investments in foreign securities, certain Portfolios entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging a Portfolio's currency risks involves the risk of mismatching a Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815") is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolios use derivative instruments, how these derivative instruments are accounted for and their effects a Portfolio's financial position and results of operations.

The following table sets forth the fair value of each Portfolio's derivative contracts by primary risk exposure as of March 31, 2011.

Primary Risk Exposure	Statement of Assets and Liabilities	Foreign Currency Exchange Contracts (000)	Futures Contracts (000)(a)		Swaps Contracts (000)
Balanced Portfolio:
Currency Risk	Receivables	$45	$—		$—
Equity Risk	Receivables	—	267		—
Interest Rate Risk	Receivables	—	1		55
Total Receivables		$45	$268		$55
Currency Risk	Payables	54	—		—
Equity Risk	Payables	—	2		—
Interest Rate Risk	Payables	—	6		73
Total Payables		$54	$8		$73
Core Fixed Income Portfolio:
Interest Rate Risk	Receivables	$—	$1		$95
Interest Rate Risk	Payables	$—	$38		$579
Core Plus Fixed Income Portfolio:
Currency Risk	Receivables	$144	$—		$—
Interest Rate Risk	Receivables	—	21		1,509
Total Receivables		$144	$21		$1,509
Currency Risk	Payables	54	—		—
Interest Rate Risk	Payables	—	124		3,252
Total Payables		$54	$124		$3,252
Investment Grade Fixed Income Portfolio:
Interest Rate Risk	Receivables	$—	$1		$107
Interest Rate Risk	Payables	$—	$18		$560
Limited Duration Portfolio:
Interest Rate Risk	Receivables	$—	$13		$217
Interest Rate Risk	Payables	$—	$21		$1,927
Long Duration Fixed Income Portfolio:
Interest Rate Risk	Receivables	$—	$—	@	$98
Interest Rate Risk	Payables	$—	$20		$258

@ Value is less than $500.

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statements of Assets and Liabilities only reflect the current day variation margin, receivable/payable to brokers.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2011 in accordance with ASC 815.

Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Balanced Portfolio		Foreign Currency
	Currency Risk	Exchange Contracts	$(35)
	Equity Risk	Futures Contracts	460
	Interest Rate Risk	Futures Contracts	(10)
	Interest Rate Risk	Swap Agreements	(37)
Total			$378
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Balanced Portfolio		Foreign Currency
	Currency Risk	Exchange Contracts	$(5)
	Equity Risk	Futures Contracts	192
	Interest Rate Risk	Futures Contracts	(4)
	Interest Rate Risk	Swap Agreements	113
Total			$296
Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Core Fixed Income Portfolio	Interest Rate Risk	Futures Contracts	$368
	Interest Rate Risk	Swap Agreements	(381)
	Credit Risk	Swap Agreements	(52)
Total			$(65)
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Core Fixed Income Portfolio	Interest Rate Risk	Futures Contracts	$(62)
	Interest Rate Risk	Swap Agreements	717
	Credit Risk	Swap Agreements	49
Total			$704
Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Core Plus Fixed Income		Foreign Currency
Portfolio	Currency Risk	Exchange Contracts	$(31)
	Interest Rate Risk	Futures Contracts	(288)
	Interest Rate Risk	Swap Agreements	(2,020)
	Credit Risk	Swap Agreements	(279)
Total			$(2,618)
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Core Plus Fixed Income		Foreign Currency
Portfolio	Currency Risk	Exchange Contracts	$90
	Interest Rate Risk	Futures Contracts	(371)
	Interest Rate Risk	Swap Agreements	3,854
	Credit Risk	Swap Agreements	263
Total			$3,836
Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Investment Grade Fixed Income Portfolio	Interest Rate Risk	Futures Contracts	$258
	Interest Rate Risk	Swap Agreements	(286)
	Credit Risk	Swap Agreements	(56)
Total			$(84)
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Investment Grade Fixed Income Portfolio	Interest Rate Risk	Futures Contracts	$(27)
	Interest Rate Risk	Swap Agreements	611
	Credit Risk	Swap Agreements	53
Total			$637
Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Limited Duration Portfolio	Interest Rate Risk	Futures Contracts	$(50)
	Interest Rate Risk	Swap Agreements	(688)
Total			$(738)
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Limited Duration Portfolio	Interest Rate Risk	Futures Contracts	$(47)
	Interest Rate Risk	Swap Agreements	1,505
Total			$1,458
Realized Gain (Loss)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Long Duration Fixed Income Portfolio	Interest Rate Risk	Futures Contracts	$(235)
	Interest Rate Risk	Swap Agreements	(95)
Total			$(330)
Change in Unrealized Appreciation (Depreciation)
Portfolio	Primary Risk Exposure	Derivative Type	Value (000)
Long Duration Fixed Income Portfolio	Interest Rate Risk	Futures Contracts	$(10)
	Interest Rate Risk	Swap Agreements	215
Total			$205

For the six months ended March 31, 2011, Balanced and Core Plus Fixed Income Portfolio's average monthly principal amount of foreign currency exchange contracts were $3,816,000 and $2,839,000, average monthly original value of futures contracts were $10,706,000 and $101,211,000, and average monthly notional value of swap agreements were $11,976,000 and $301,155,000, respectively. Core Fixed Income, Investment Grade Fixed Income, Limited Duration, and Long Duration Fixed Income Portfolio's average monthly original value of futures contracts were $15,146,000, $21,771,000, $36,430,000, and $6,486,000 and average monthly notional value of swap agreements were $24,624,000, $23,533,000, $59,010,000, and $22,339,000, respectively.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Notes to Financial Statements (cont'd)

4.  When-Issued/Delayed Delivery Securities: Certain Portfolios purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When a Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the Portfolio's records. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

5.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

On January 21, 2010, FASB issued Accounting Standards Update ("ASU") 2010-06. The ASU amends ASC 820 to add new requirements for disclosures about significant transfers into and out of Levels 1 and 2, which was adopted for fiscal years and interim periods beginning after December 15, 2009 as disclosed in the Fair Valuation Measurements summary at the end of the Portfolios of Investments. In addition, separate disclosures for purchases, sales, issuances and settlements relating to Level 3 measurements are required for fiscal years and interim periods beginning after December 15, 2010.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Other: Security transactions are accounted for on the date the securities are purchased or sold for financial reporting purposes. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Notes to Financial Statements (cont'd)

than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the "Adviser" or "MS Investment Management"), a wholly-owned subsidiary of Morgan Stanley, performs investment advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rates listed below, to each Portfolio's average daily net assets.

Portfolio	Average Daily Net Assets	Advisory Fee
Balanced		0.450%
Mid Cap Growth		0.500
Core Fixed Income		0.375
Core Plus Fixed Income	first $1 billion	0.375
	over $1 billion	0.300
Investment Grade Fixed Income		0.375
Limited Duration		0.300
Long Duration Fixed Income		0.375

With respect to certain portfolios, the Adviser has agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolio for certain expenses, after giving effect to custody fee offsets, so that annual operating expenses will not exceed expense limitations established for each class of shares as presented in the table below.

	Expense Limitations
Portfolio	Class I	Class P
Core Fixed Income	0.50%	0.75%
Long Duration Fixed Income	0.50%	0.75%

The fee waivers and/or expense reimbursements are expected to continue (such that the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed those amounts listed above) until such time that the Fund's Board of Trustees acts to discontinue such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended March 31, 2011, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Adivsory Fees Waived and/or Reimbursed (000)
Core Fixed Income	$200
Long Duration Fixed Income	68

C. Administration Fees: MS Investment Management (the "Administrator") also provides the Fund with administrative services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Portfolio's average daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund.

Pursuant to a Shareholder Service Plan, each Portfolio may pay the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of up to 0.15% of the Porfolio's average daily net assets attributable to Investment Class shares. Pursuant to a Shareholder Service Plan, each Portfolio may pay the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or intermediaries a service fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares, respectively. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. The Distributor has voluntarily agreed to waive 0.10% of the 0.25% shareholder servicing fee it is entitled to receive from the Class P shares' average daily net assets for the Investment Grade Fixed Income Portfolio. On March 25, 2011, the Balanced Portfolio and Core Plus Fixed Income Portfolio ceased offering the Investment Class.

In addition, the Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Shareholder Services Plan, each applicable Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street Bank and Trust Company (the "Custodian") serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Notes to Financial Statements (cont'd)

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statements of Operations.

G. Portfolio Investment Activity:

1.  Security Transactions: During the six months ended March 31, 2011, purchases and sales of investment securities, other than long-term U.S. Government securities and short-term investments, were:

Portfolio	Purchases (000)	Sales (000)
Balanced	$22,112	$24,146
Mid Cap Growth	1,402,291	1,056,873
Core Fixed Income	6,832	7,633
Core Plus Fixed Income	77,878	155,121
Investment Grade Fixed Income	7,779	10,216
Limited Duration	33,045	40,957
Long Duration Fixed Income	415	5,217

During the six months ended March 31, 2011, purchases and sales of long-term U.S. government securities were:

Portfolio	Purchases (000)	Sales (000)
Balanced	$12,505	$12,757
Core Fixed Income	57,061	61,915
Core Plus Fixed Income	295,721	390,209
Investment Grade Fixed Income	50,559	58,537
Limited Duration	1,129	9,717
Long Duration Fixed Income	10,051	15,175

2.  Transactions with Affiliates: The Portfolios invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 31, 2011 were as follows:

Portfolio	Market Value September 30, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value March 31, 2010 (000)
Balanced	$13,223	$16,647	$19,852	$5	$10,018
Mid Cap Growth	359,619	1,090,219	1,036,717	327	413,121
Core Fixed Income	13,668	30,103	36,648	2	7,123
Core Plus Fixed Income	29,017	241,895	219,413	11	51,499
Investment Grade Fixed Income	10,754	30,653	31,588	2	9,819
Limited Duration	2,778	19,512	20,366	1	1,924
Long Duration Fixed Income	323	10,400	10,484	1	239

Investment Advisory fees paid by the Portfolios are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolios due to its investment in the Liquidity Funds ("Rebate"). For the six months ended March 31, 2011, advisory fees paid were reduced as follows:

Portfolio	Rebate (000)
Balanced	$3
Mid Cap Growth	194
Core Fixed Income	1
Core Plus Fixed Income	5
Investment Grade Fixed Income	1
Limited Duration	1
Long Duration Fixed Income	—	@

@ Amount is less than $500.

The Balanced Portfolio invests in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Emerging Markets Portfolio has a cost basis of approximately $118,000 at March 31, 2011. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Emerging Markets Portfolio. For the six months ended March 31, 2011, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Morgan Stanley Emerging Markets Portfolio.

A summary of the Balanced Portfolio's transactions in shares of the Morgan Stanley Emerging Markets Portfolio during the six months ended March 31, 2011 were as follows:

Market Value September 30, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain/Loss (000)	Dividend Income (000)	Market Value March 31, 2011 (000)
$—	$118	$—	$—	$—	$116

For the six months ended March 31, 2011, the following Portfolios had transactions with Citigroup, Inc., and its affiliated broker/dealers which may be deemed to be affiliates of the Investment Adviser, Distributor and Administrator under Section 17 of the 1940 Act.

Portfolio	Market Value September 30, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain/Loss (000)	Dividend and Interest Income (000)	Market Value March 31, 2011 (000)
Balanced	$443	$142	$72	$2	$9	$524
Core Fixed Income	1,307	—	190	19	34	1,115
Core Plus Fixed Income	8,990	—	6,165	1,583	163	2,807
Investment Grade Fixed Income	2,153	—	227	24	55	1,915
Limited Duration	4,030	1,434	2,003	74	62	3,426
Long Duration Fixed Income	404	—	144	31	10	254

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Notes to Financial Statements (cont'd)

During the six months ended March 31, 2011, the following Portfolios paid brokerage commissions to Citigroup, Inc., an affiliated broker/dealer:

Portfolio	Broker Commissions (000)
Balanced	$2
Mid Cap Growth	27

H. Securities Lending: Certain Portfolios lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by the U.S. Treasury and Agency securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios' Statements of Operations in affiliated dividend income and interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of the loaned securities and related collateral outstanding at March 31, 2011 were as follows:

Portfolio	Value of Loaned Securities (000)	Value of Cash Collateral* (000)	Value of Non-Cash Collateral** (000)
Balanced	$6,329	$5,318	$1,163
Core Fixed Income	7,961	7,411	706
Core Plus Fixed Income	20,901	11,377	9,935
Investment Grade Fixed Income	12,425	8,059	4,612

*  The Portfolios invest cash collateral received in Repurchase Agreements and the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolios of Investments.

** The Portfolios received non-cash collateral in the form of U.S. Government Agencies and Obligations, common stocks and Foreign Government Bonds, which the Portfolios cannot sell or repledge and, accordingly, are not reflected in the Portfolios of Investments.

The following Portfolios had income from securities lending (after rebates to borrowers and fees paid to securities lending agent) included within "Dividends from Securities of Affiliated Issuers" on the Statements of Operations, as follows:

Portfolio	Net Dividends Earned by Portfolio (000)
Balanced	$8
Core Fixed Income	10
Core Plus Fixed Income	16
Investment Grade Fixed Income	10

I. Federal Income Taxes: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly except for those of the Limited Duration Portfolio which are declared and paid monthly and those of the Mid Cap Growth Portfolio, which are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years filed in the four year period ended September 30, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Notes to Financial Statements (cont'd)

ordinary income for tax purposes. The tax character of distributions paid during fiscal 2010 and 2009 was as follows:

	2010 Distributions Paid From:			2009 Distributions Paid From:
Portfolio	Ordinary Income (000)	Long- term Capital Gain (000)	Paid-In Capital (000)	Ordinary Income (000)	Long- term Capital Gain (000)	Paid-In Capital (000)
Balanced	$918	$—	$—	$3,187	$—	$—
Mid Cap Growth	492	—	—	—	—	—
Core Fixed Income	2,896	—	—	8,979	—	—
Core Plus Fixed Income	30,975	—	—	87,007	—	—
Investment Grade Fixed Income	4,183	—	—	14,728	—	—
Limited Duration	5,288	—	161	22,807	—	—
Long Duration Fixed Income	1,544	1,642	—	1,563	—	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains (losses) on securities, options, swaps, forwards and futures, including Post October losses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, foreign futures transactions, basis adjustments for swap transactions, in-kind redemptions, basis adjustment for return of capital sold and paydown adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2010:

Portfolio	Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
Balanced	$169	$(150)	$(19)
Mid Cap Growth	(418)	418	— @
Core Fixed Income	(403)	429	(26)
Core Plus Fixed Income	311	(6,253)	5,942
Investment Grade Fixed Income	(295)	336	(41)
Limited Duration	(726)	764	(38)
Long Duration Fixed Income	(197)	205	(8)

@ Value is less than $500.

At September 30, 2010, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Undistributed Long-term Capital Gain (000)
Balanced	$352	$—
Mid Cap Growth	12,433	—
Core Fixed Income	483	—
Core Plus Fixed Income	5,708	—
Investment Grade Fixed Income	489	—
Long Duration Fixed Income	979	838

At March 31, 2011, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each of the Portfolios were:

Portfolio	Cost (000)	Appreciation (000)	Depreciation (000)	Net Appreciation (Depreciation) (000)
Balanced	$53,072	$2,328	$(626)	$1,702
Mid Cap Growth	5,582,523	1,878,107	(137,617)	1,740,490
Core Fixed Income	81,126	1,980	(738)	1,242
Core Plus Fixed Income	417,440	12,157	(10,276)	1,881
Investment Grade Fixed Income	88,687	2,716	(453)	2,263
Limited Duration	185,565	3,100	(232)	2,868
Long Duration Fixed Income	19,798	1,009	(195)	814

At September 30, 2010, the following Portfolios had for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date September 30, (000)
Portfolio	2011	2012	2013	2014
Balanced	$4,609	$—	$—	$—
Mid Cap Growth	273,884	—	—	—
Core Fixed Income	—	—	—	489
Core Plus Fixed Income	36,930	—	—	7,135
Investment Grade Fixed Income	—	—	—	607
Limited Duration	—	—	8,253	8,229

	Expiration Date September 30, (000)
Portfolio	2015	2016	2017	2018	Total
Balanced	$—	$—	$3,501	$2,442	$10,552
Mid Cap Growth	—	—	70,636	—	344,520
Core Fixed Income	—	1,081	35,829	3,288	40,687
Core Plus Fixed Income	15,680	5,336	254,264	202,592	521,937
Investment Grade Fixed Income	12	3,511	51,893	8,351	64,374
Limited Duration	7,068	265	200,864	33,049	257,728

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset,

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Notes to Financial Statements (cont'd)

such gains will not be distributed to the shareholders. During the year ended September 30, 2010, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Captial Loss Carryfoward Utilized (000)
Mid Cap Growth	158,304

Net capital and currency losses incurred after October 31and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended September 30, 2010, the Portfolio deferred to October 1, 2010 for U.S. Federal income tax purposes, post-October capital and currency losses as indicated:

	Post-October
Portfolio	Captial Losses (000)	Currency Losses (000)
Balanced	$2,758	$—

For the year ended September 30, 2010, Core Plus Fixed Income realized gains from in-kind redemptions of approximately $6,467,000. The gains are not taxable income to the Portfolio.

J. Other: At March 31, 2011, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios.

These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Portfolio	Class I	Class P
Balanced	40.0%	95.0%
Mid Cap Growth	39.7	70.7
Core Plus Fixed Income	44.2	41.2

2011 Semi-Annual Report

March 31, 2011 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Institutional Fund Trust ,(collectively, the "Fund") is required by federal law to provide you with a copy of its privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distribution, Inc., as well as to current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

U.S. Privacy Policy (cont'd)

a. Information we disclose to our affiliated companies.

In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING OF CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

2011 Semi-Annual Report

March 31, 2011 (unaudited)

U.S. Privacy Policy (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Institutional Privacy Department
201 Plaza Two - 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Institutional Privacy Department
201 Plaza Two - 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

©2011 Morgan Stanley

2011 Semi-Annual Report

March 31, 2011 (unaudited)

Trustee and Officer Information

Trustees

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

Sara Furber
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428-2899

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111-2101

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5021

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1-(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-(800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

(This Page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

© 2011 Morgan Stanley

IFEQFISAN 3/11
IU11-01051P-Y03/11

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Funds Trust

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011